--------------------------------------------------------------------------------
PROSPECTUS
January 1, 1998                  GOLDMAN SACHS
                          ASSET ALLOCATION PORTFOLIOS
                              INSTITUTIONAL SHARES

  The Goldman Sachs Asset Allocation Portfolios (the "Portfolios") are professionally-managed portfolios designed to take advantage of the benefits of asset allocation. Each Portfolio has a separate objective, which it seeks to achieve by investing in a number of other Goldman Sachs mutual funds (the "Underlying Funds").

GOLDMAN SACHS INCOME STRATEGY PORTFOLIO
  Seeks a high level of current income with greater stability of principal than an investment in equity securities alone.

GOLDMAN SACHS GROWTH AND INCOME STRATEGY PORTFOLIO
  Seeks long-term capital appreciation and current income.

GOLDMAN SACHS GROWTH STRATEGY PORTFOLIO
  Seeks capital appreciation and secondarily current income.

GOLDMAN SACHS AGGRESSIVE GROWTH STRATEGY PORTFOLIO
  Seeks capital appreciation.

  Goldman Sachs Asset Management ("GSAM"), New York, New York, a separate operating division of Goldman, Sachs & Co. ("Goldman Sachs"), serves as investment adviser to each Portfolio. GSAM and its affiliates also provide advisory services to the Underlying Funds. GSAM is also referred to in this Prospectus as the "Investment Adviser." Goldman Sachs serves as the Portfolios' distributor and transfer agent.

INSTITUTIONAL SHARES OF THE PORTFOLIOS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK OR OTHER INSURED DEPOSITORY INSTITUTION AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN A PORTFOLIO INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

  This Prospectus provides information about Goldman Sachs Trust (the "Trust") and the Portfolios that a prospective investor should understand before investing. This Prospectus should be retained for future reference. A Statement of Additional Information (the "Additional Statement"), dated January 1, 1998, containing further information about the Trust and the Portfolios which may be of interest to investors, has been filed with the Securities and Exchange Commission ("SEC"), is incorporated herein by reference in its entirety, and may be obtained without charge from Goldman Sachs by calling the telephone number, or writing to one of the addresses, listed on the back cover of this Prospectus. The SEC maintains a Web site (http://www.sec.gov) that contains the Additional Statement and other information regarding the Trust.

                               TABLE OF CONTENTS

                                     PAGE
                                     ----
Portfolio Highlights................   2
Fees and Expenses...................   6
Investment Objectives and Policies..   8
Risk Factors and Special
 Considerations.....................  10
Description of Underlying Funds.....  11
Management..........................  18
Net Asset Value.....................  22
Performance Information.............  22
Shares of the Trust.................  23

                                     PAGE
                                     ----
Taxation............................  23
Additional Information..............  25
Reports to Shareholders.............  25
Dividends...........................  25
Purchase of Institutional Shares....  26
Exchange Privilege..................  28
Redemption of Institutional Shares..  28
Appendix A.......................... A-1
Appendix B.......................... B-1

                              PORTFOLIO HIGHLIGHTS

   The following is intended to highlight certain information and is qualified in its entirety by the more detailed information contained in this Prospectus.

  WHAT IS THE GOLDMAN SACHS TRUST?

   The Goldman Sachs Trust is an open-end management investment company that offers its shares in several investment portfolios (mutual funds). Each Portfolio pools the monies of investors by selling its shares to the public and investing these monies in a portfolio of securities designed to achieve that Portfolio's stated investment objective.

  WHAT ARE THE INVESTMENT OBJECTIVES AND POLICIES OF THE PORTFOLIOS?

   Each Portfolio has distinct investment objectives and policies. Each Portfolio seeks to achieve its objectives by investing in a combination of Underlying Funds for which Goldman Sachs now or in the future acts as investment adviser or principal underwriter. Some of these Funds invest primarily in fixed income or money market securities (the "Underlying Fixed Income Funds"); other Funds invest primarily in equity securities (the "Underlying Equity Funds"). Investors may choose to invest in one or more of the Portfolios based on their personal investment goals, risk tolerances and financial circumstances. For a further description of the Portfolios' investment objectives and policies, see "Investment Objectives and Policies."

--------------------------------------------------------------------------------

   PORTFOLIO NAMES   INVESTMENT OBJECTIVES               INVESTMENT CRITERIA
  ----------------  ------------------------ -------------------------------------------
  GOLDMAN SACHS     High level of current    Under normal conditions, approximately 60%
  INCOME STRATEGY   income with greater      of the Portfolio's total assets will be
  PORTFOLIO         stability of principal   allocated among Underlying Fixed Income
                    than an investment in    Funds. Allocation to Underlying Equity
                    equity securities alone. Funds is intended to add diversification and enhance returns, but will also add some
                                             volatility.
----------------------------------------------------------------------------------------
  GOLDMAN SACHS     Long-term capital        Under normal conditions, approximately 60%
  GROWTH AND        appreciation and current of the Portfolio's total assets will be
  INCOME STRATEGY   income.                  allocated among Underlying Equity Funds,
  PORTFOLIO                                  which are intended to provide the capital
                                             appreciation component. Allocation to
                                             Underlying Fixed Income Funds is intended
                                             to provide the income component.
----------------------------------------------------------------------------------------
  GOLDMAN SACHS     Capital appreciation and Under normal conditions, approximately 80%
  GROWTH STRATEGY   secondarily current      of the Portfolio's total assets will be
  PORTFOLIO         income.                  allocated among Underlying Equity Funds,
                                             with a blend of domestic large cap, small
                                             cap and international exposure to seek
                                             capital appreciation. Allocation to
                                             Underlying Fixed Income Funds is to provide
                                             diversification.
----------------------------------------------------------------------------------------
  GOLDMAN SACHS     Capital appreciation.    Under normal conditions, substantially all
  AGGRESSIVE                                 of the Portfolio's total assets will be
  GROWTH STRATEGY                            allocated among Underlying Equity Funds,
  PORTFOLIO                                  with a greater focus on small cap and
                                             international investments.

 WHAT IS GOLDMAN SACHS ASSET MANAGEMENT'S GLOBAL ASSET ALLOCATION PROCESS?

  The Quantitative Research Group at GSAM uses disciplined quantitative models to determine the relative attractiveness of the world's stock, bond and currency markets. GSAM's models use financial and economic variables to capture fundamental relationships that it believes make sense. While GSAM's process is rigorous and quantitative, it also incorporates clear economic reasoning behind each recommendation.

  Each Portfolio starts with a "base-line" or strategic allocation among the various asset classes. GSAM will then tactically deviate from the strategic allocations based on forecasts provided by the models. The tactical process seeks to add value by overweighting attractive markets and underweighting unattractive markets. Greater deviations from the strategic allocation of a given Portfolio result in higher risk that the tactical allocation will underperform the strategic allocation. However, GSAM's risk control process balances the amount any asset class can be overweighted or underweighted in seeking to achieve higher expected returns against the amount of risk imposed by that deviation from the strategic allocation. GSAM employs Goldman, Sachs & Co.'s proprietary Black-Litterman asset allocation technique in an effort to optimally balance these two goals. This technique combines the Quantitative Research Group's market forecasts with economic equilibrium in seeking to construct risk-controlled portfolios.

 WHAT ARE THE RISK FACTORS AND SPECIAL CHARACTERISTICS THAT I SHOULD CONSIDER BEFORE INVESTING?

  The Portfolios are intended as an efficient and cost-effective method of giving investors access to four different portfolio mixes. The risk/return balance of each Portfolio is varied by the proportion of assets allocated to the different kinds of investments. For example, the Aggressive Growth Strategy Portfolio intends to invest substantially all of its assets in Underlying Funds that invest in equity securities. An investor seeking capital appreciation potential, with a longer time horizon and a tolerance for volatility, might choose this Portfolio. Conversely, an investor seeking a balance of income and growth, with a shorter time horizon and less tolerance for volatility, might choose the Income Strategy Portfolio or Growth and Income Strategy Portfolio, which invest a larger portion of their assets in Underlying Funds that invest in fixed income securities.

  Because the assets of each Portfolio are invested in Underlying Funds, each Portfolio's investment performance is directly related to the investment performance of the Underlying Funds held by it. The ability of a Portfolio to meet its investment objective is, therefore, also directly related to the ability of the Underlying Funds held to meet their objectives, as well as the allocation among those Underlying Funds by the Investment Adviser.

  The value of the Underlying Funds' investments, and the net asset values of the shares of both the Underlying Funds and the Portfolios, will fluctuate in response to changes in market and economic conditions, as well as the financial condition and prospects of issuers in which the Underlying Funds invest. An Underlying Fund's use of certain investment techniques, including derivatives, forward contracts, options and futures, will subject the Fund to greater risk than funds that do not employ such techniques. In addition, investments by certain Underlying Funds in foreign issuers, currencies, real estate investment trusts and small market capitalization companies will expose those Funds to a higher degree of risk and price volatility. These investments include securities of issuers located in countries in Asia, Latin America, Eastern Europe and Africa whose economies or securities markets are considered not to be fully developed ("Emerging Countries"). Some

Underlying Funds may also invest in non-investment grade fixed income securities (commonly referred to as "junk bonds"), which are considered to be speculative by traditional investment standards.

  An investor in the Portfolios should realize that investments in the Underlying Funds can be made directly. By investing in the Underlying Funds indirectly through the Portfolios, an investor will incur not only a proportionate share of the expenses of the Underlying Funds (including operating costs and investment management fees), but also expenses of the Portfolios. While the Portfolios offer a greater level of diversification than many other types of mutual funds, a single Portfolio may not provide a complete investment program for an investor.

  For a further description of the risks involved in an investment in the Portfolios and the Underlying Funds, see "Risk Factors and Special Considerations" and Appendix A to this Prospectus.

 WHO MANAGES THE PORTFOLIOS?

  Goldman Sachs Asset Management serves as Investment Adviser to the Portfolios and, except as noted, to each Underlying Fund. Goldman Sachs Funds Management, L.P. serves as investment adviser to the CORE U.S. Equity, Capital Growth, Adjustable Rate Government and Short Duration Government Funds. Goldman Sachs Asset Management International serves as investment adviser to the International Equity, Emerging Markets Equity, Asia Growth and Global Income Funds. As of November 21, 1997, the Investment Adviser, together with its affiliates, acted as investment adviser or distributor for assets in excess of $133.6 billion.

 WHO DISTRIBUTES THE PORTFOLIOS' SHARES?

  Goldman Sachs acts as distributor of each Portfolio's shares.

 WHAT IS THE MINIMUM INVESTMENT?

  The minimum initial investment in Institutional Shares of any Portfolio is either $1,000,000 or $10,000,000, depending upon the particular investor involved. See "Purchase of Institutional Shares."

 HOW DO I PURCHASE INSTITUTIONAL SHARES?

  You may purchase Institutional Shares of the Portfolios through Goldman Sachs. Institutional Shares are purchased at the current net asset value without any sales load. See "Purchase of Institutional Shares."

 HOW DO I SELL MY INSTITUTIONAL SHARES?

  You may redeem Institutional Shares upon request on any Business Day, as defined under "Additional Information," at the net asset value next determined after receipt of such request in proper form. See "Redemption of Institutional Shares."

How do I Receive Dividends and Distributions?

                                                 INVESTMENT INCOME    CAPITAL
                                                     DIVIDENDS         GAINS
PORTFOLIO                                        DECLARED AND PAID DISTRIBUTIONS
---------                                        ----------------- -------------
Income Strategy.................................       Monthly       Annually
Growth and Income Strategy......................     Quarterly       Annually
Growth Strategy.................................     Quarterly       Annually
Aggressive Growth Strategy......................      Annually       Annually

  Recordholders of Institutional Shares may receive dividends in additional Institutional Shares of the Portfolio in which you have invested or you may elect to receive dividends in cash. For further information concerning dividends, see "Dividends."

                               FEES AND EXPENSES
                            (INSTITUTIONAL SHARES)


                                                GROWTH AND           AGGRESSIVE
                                       INCOME     INCOME    GROWTH     GROWTH
                                      STRATEGY   STRATEGY  STRATEGY   STRATEGY
                                      PORTFOLIO PORTFOLIO  PORTFOLIO PORTFOLIO
                                      --------- ---------- --------- ----------
SHAREHOLDER TRANSACTION EXPENSES:
 Maximum Sales Charge Imposed on Pur-
  chases.............................   None       None      None       None
 Maximum Sales Charge Imposed on Re-
  invested Dividends.................   None       None      None       None
 Redemption Fees.....................   None       None      None       None
 Exchange Fees.......................   None       None      None       None
ANNUAL FUND OPERATING EXPENSES:
 (as a percentage of average daily
  net assets)
 Management Fees (for asset
  allocation) (after applicable
  limitations)/1/....................   0.15%      0.15%     0.15%      0.15%
 Distribution (Rule 12b-1) Fees......   None       None      None       None
Other Expenses:
 Underlying Fund Expenses/2/.........   0.65%      0.76%     0.81%      0.90%
 Other Expenses (after applicable
  limitations)/3/....................   0.10%      0.10%     0.10%      0.10%
                                        ----       ----      ----       ----
TOTAL FUND OPERATING EXPENSES (after
 expense limitations)/4/.............   0.90%      1.01%     1.06%      1.15%
                                        ====       ====      ====       ====

--------
/1/The Investment Adviser has voluntarily agreed that a portion of the management fees would not be imposed on the Portfolios equal to 0.20%. Without such limitation, management fees would be 0.35% of each Portfolio's average daily net assets.
/2/Based on estimated amounts for the current fiscal year. Underlying Fund expenses for each Portfolio are estimated based upon the initial allocation of each Portfolio's investment in the Underlying Funds and upon the total operating expenses of the Underlying Funds for their last fiscal years or their estimated expenses for the current year. Actual Underlying Fund expenses incurred by each Portfolio may vary with changes in the allocation of each Portfolio's assets among the Underlying Funds and with other events that directly affect the expenses of the Underlying Funds. For additional information on the total operating expenses of each Underlying Fund, please refer to "Management--Expenses."
/3/The Investment Adviser voluntarily has agreed to reduce or limit certain other expenses (excluding management fees, taxes, interest, brokerage fees, and litigation, indemnification and other extraordinary expenses) for each Portfolio to the extent such expenses exceed 0.10% of the Portfolio's average daily net assets.
/4/Without the limitations and waivers described above, "Other Expenses" and "Total Operating Expenses" of the Portfolios for the current fiscal year are estimated to be as follows:

                                              GROWTH AND                      AGGRESSIVE
                            INCOME STRATEGY INCOME STRATEGY GROWTH STRATEGY GROWTH STRATEGY
                               PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO
                            --------------- --------------- --------------- ---------------
   Other Expenses..........      1.14%           0.60%           0.78%           2.21%
   Total Operating
    Expenses...............      2.14%           1.71%           1.94%           3.46%

  The Portfolios will invest only in Institutional Shares of the Underlying Funds and, accordingly, will not pay any sales load or 12b-1 distribution or service fees in connection with their investments in shares of the Underlying Funds. The Portfolios will, however, indirectly bear their pro rata share of the fees and expenses incurred by the Underlying Funds that are applicable to Institutional Shareholders. The following example assumes the payment by each Portfolio of operating expenses at the levels set forth in the table above and of its pro rata share of the Institutional Share expenses of the Underlying Funds (also as set forth above) in which a Portfolio is expected to initially invest.

EXAMPLE

  You would pay the following expenses on a hypothetical $1,000 investment, assuming (1) a 5% annual return and (2) redemption at the end of each time period:

                                                                  1 YEAR 3 YEARS
                                                                  ------ -------
Income Strategy Portfolio........................................  $ 9     $29
Growth and Income Strategy Portfolio.............................  $10     $32
Growth Strategy Portfolio........................................  $11     $34
Aggressive Growth Strategy Portfolio.............................  $12     $37

  The Investment Adviser and Goldman Sachs have no current intention of modifying or discontinuing any of the limitations set forth above but may do so in the future at their discretion. The information set forth in the foregoing table and hypothetical example relates only to Institutional Shares of the Portfolios. Each Portfolio also offers Class A, B, C and Service Shares, which are subject to different fees and expenses (which affect performance), have different minimum investment requirements and are entitled to different services. Information regarding Class A, B, C and Service Shares of the Portfolios may be obtained from an investor's sales representative or from Goldman Sachs by calling the number on the back cover of this Prospectus.

  Certain institutions that invest in Institutional Shares on behalf of their customers may receive certain compensation in connection with the sale and distribution of such Shares or for services to the Portfolios. For additional information regarding such compensation, see "Purchase of Institutional Shares" in this Prospectus and the Additional Statement.

  The purpose of the foregoing tables is to assist investors in understanding the various fees and expenses of a Portfolio that an investor will bear directly or indirectly. As stated, the information on the fees and expenses included in the tables and hypothetical example above is based on each Portfolio's estimated fees and expenses for the current fiscal year and expected initial allocation among the Underlying Funds, and should not be considered as representative of past or future expenses. Actual fees and expenses may be more or less than those indicated. Moreover, while the example assumes a 5% annual return, a Portfolio's actual performance will vary and may result in an actual return more or less than 5%. Information about the actual performance of the Portfolios will be contained in the Portfolios' future annual shareholder reports, which may be obtained without charge when they become available.

                      INVESTMENT OBJECTIVES AND POLICIES

  The four Portfolios described in this Prospectus are intended for investors who prefer to have their asset allocation decisions made by professional money managers. Each Portfolio seeks to achieve its investment objective by investing within specified equity and fixed income ranges among Underlying Funds having different combinations of investments and different degrees of potential investment risk and reward. An investor should choose a Portfolio based on personal objectives, investment time horizon, tolerance for risk and personal financial circumstances.

  The Income Strategy Portfolio's investment objective is to seek a high level of current income with greater stability of principal than an investment in equity securities alone. The Growth and Income Strategy Portfolio's investment objective is to seek long-term capital appreciation and current income. The Growth Strategy Portfolio's investment objective is to seek capital appreciation and secondarily current income. The Aggressive Growth Strategy Portfolio's investment objective is to seek capital appreciation. There can be no assurance that any Portfolio's investment objective will be achieved.

  In managing the Portfolios, the Investment Adviser will seek to maintain different allocations among the Underlying Equity Funds and the Underlying Fixed Income Funds depending on a Portfolio's investment objective. The tables below illustrate the initial Underlying Equity/Fixed Income Fund allocation targets and ranges for each Portfolio:

     EQUITY/FIXED INCOME RANGE (PERCENTAGE OF EACH PORTFOLIO'S NET ASSETS)

    NAME OF PORTFOLIO                                            TARGET  RANGE
    -----------------                                            ------ --------
Income Strategy Portfolio
  Equity........................................................   40%   20%-60%
  Fixed Income..................................................   60%   40%-80%
Growth and Income Strategy Portfolio
  Equity........................................................   60%   40%-80%
  Fixed Income..................................................   40%   20%-60%
Growth Strategy Portfolio
  Equity........................................................   80%  60%-100%
  Fixed Income..................................................   20%    0%-40%
Aggressive Growth Strategy Portfolio
  Equity........................................................  100%  75%-100%
  Fixed Income..................................................    0%    0%-25%

  The Investment Adviser will invest in particular Underlying Funds based on various criteria. Among other things, the Investment Adviser will analyze the Underlying Funds' respective investment objectives, policies and investment strategies in order to determine which Underlying Funds, in combination with other Underlying Funds, are appropriate in light of a Portfolio's investment objectives.

  Each Portfolio is authorized to invest in any or all of the Underlying Funds. However, it is expected that a Portfolio will normally be invested in only some of the Underlying Funds at any particular time. A Portfolio's investment in any of the Underlying Funds may and, in some cases is expected to, exceed 25% of its total assets.

For example, the Growth Strategy and Aggressive Growth Strategy Portfolios are each expected to invest initially more than 25% of their assets in the Growth & Income Fund described below. Similarly, it is expected that the Aggressive Growth Strategy and Income Strategy Portfolios will invest more than 25% of their assets in the CORE International and Short Duration Government Funds, respectively. The Investment Adviser also expects that each Portfolio (in addition to those listed above) will initially invest a relatively significant percentage of its equity allocation in the Growth & Income, CORE Large Cap Growth and CORE International Equity Funds; that the Growth and Income Strategy Portfolio will invest a relatively significant percentage of its assets in the Core Fixed Income and Global Income Funds; and that the Income Strategy Portfolio will invest a relatively significant percentage of its assets in the Global Income Fund. THE PARTICULAR UNDERLYING FUNDS IN WHICH EACH PORTFOLIO MAY INVEST, THE EQUITY/FIXED INCOME FUND TARGETS AND RANGES AND THE INVESTMENTS IN EACH UNDERLYING FUND MAY BE CHANGED FROM TIME TO TIME WITHOUT SEEKING THE APPROVAL OF THE PORTFOLIO'S SHAREHOLDERS.

  Changes in the net asset values of the Underlying Funds will affect a Portfolio's net asset value. Because each Portfolio invests primarily in other mutual funds, which fluctuate in value, the Portfolios' shares will correspondingly fluctuate in value. Although the Portfolios normally seek to remain substantially invested in the Underlying Funds, a Portfolio may invest a portion of its assets in high quality, short-term debt obligations to maintain liquidity in order to meet shareholder redemptions and other short-term cash needs. These obligations may include commercial paper, certificates of deposit, bankers' acceptances, repurchase agreements, debt obligations backed by the full faith and credit of the U.S. Government and demand and time deposits of domestic and foreign banks and savings and loan associations. There may be times when, in the opinion of the Investment Adviser, abnormal market or economic conditions warrant that, for temporary defensive purposes, a Portfolio invest without limitation in short-term obligations. A Portfolio may also borrow money for temporary or emergency purposes.

  Each Portfolio's turnover rate is expected not to exceed 50% annually. A Portfolio may purchase or sell securities to: (a) accommodate purchases and sales of its shares; (b) change the percentages of its assets invested in each of the Underlying Funds in response to economic or market conditions; and (c) maintain or modify the allocation of its assets among the Underlying Funds within the percentage ranges described above.

  Each Portfolio is subject to certain investment restrictions that are described in detail under "Investment Restrictions" in the Additional Statement. Fundamental investment restrictions of a Portfolio cannot be changed without approval of a majority of the outstanding shares of that Portfolio. Each Portfolio's investment objectives and all policies not specifically designated as fundamental are non-fundamental and may be changed without shareholder approval. If there is a change in a Portfolio's investment objective, shareholders should consider whether that Portfolio remains an appropriate investment in light of their then current financial positions and needs.

  For information about the investment objectives of the Underlying Funds and their investment securities, techniques and risks, see "Description of the Underlying Funds" and Appendix A in this Prospectus, the Additional Statement and the prospectus for each of the Underlying Funds.

                    RISK FACTORS AND SPECIAL CONSIDERATIONS

INVESTING IN UNDERLYING FUNDS

  The investments of each Portfolio are concentrated in the Underlying Funds, and each Portfolio's investment performance is directly related to the investment performance of the Underlying Funds held by it. The ability of each Portfolio to meet its investment objectives is directly related to the ability of the Underlying Funds to meet their objectives as well as the allocation among those Underlying Funds by the Investment Adviser. The share prices and yields of both the Portfolios and the Underlying Funds will fluctuate in response to various market and economic factors related to the equity and fixed income markets. There can be no assurance that the investment objectives of any Portfolio or any Underlying Fund will be achieved.

INVESTMENTS OF THE UNDERLYING FUNDS

  Because each Portfolio invests in the Underlying Funds, shareholders of each Portfolio will be affected by the investment policies of the Underlying Funds in direct proportion to the amount of assets each Portfolio allocates to those Funds. Each Portfolio may invest in Underlying Funds that in turn invest in small capitalization companies and foreign issuers and thus are subject to additional risks, including changes in foreign currency exchange rates and political risk. Foreign investments may include securities of issuers located in Emerging Countries in Asia, Latin America, Eastern Europe and Africa. Each Portfolio may also invest in Underlying Funds that in turn invest in non-investment grade fixed income securities ("junk bonds"), which are considered speculative by traditional standards. In addition, the Underlying Funds may purchase derivative securities; enter into forward currency transactions; lend their portfolio securities; enter into futures contracts and options transactions; purchase zero coupon bonds and payment-in-kind bonds; purchase securities issued by real estate investment trusts and other issuers in the real estate industry; purchase restricted and illiquid securities; enter into forward roll transactions; purchase securities on a when-issued or delayed delivery basis; enter into repurchase agreements; borrow money; and engage in various other investment practices. The risks presented by these investment practices are discussed in Appendix A to this Prospectus, the Additional Statement and the prospectus for each of the Underlying Funds.

AFFILIATED PERSONS

  In managing the Portfolios, the Investment Adviser will have the authority to select and substitute Underlying Funds. The Investment Adviser is subject to conflicts of interest in allocating Portfolio assets among the various Underlying Funds both because the fees payable to it and/or its affiliates by some Underlying Funds are higher than the fees payable by other Underlying Funds and because the Investment Adviser and its affiliates are also responsible for managing the Underlying Funds. The Trustees and officers of the Trust may also have conflicting interests in fulfilling their fiduciary duties to both the Portfolios and the Underlying Funds.

EXPENSES

  An investor in a Portfolio should realize that investments in the Underlying Funds can be made directly. By investing in the Underlying Funds indirectly through a Portfolio, an investor will incur not only a proportionate share of the expenses of the Underlying Funds held by the Portfolio (including operating costs and investment management fees), but also expenses of the Portfolio.

                        DESCRIPTION OF UNDERLYING FUNDS

  The following is a concise description of the investment objectives and practices for each of the Underlying Funds that are available for investment by the Portfolios as of the date of the Prospectus. A Portfolio may also invest in other Underlying Funds that may become available for investment in the future at the discretion of the Investment Adviser without shareholder approval. There can be no assurance that the investment objectives of the Underlying Funds will be met. Additional information regarding the investment practices of the Underlying Funds is located in Appendix A to this Prospectus, in the Additional Statement and in the prospectus of each of the Underlying Funds. No offer is made in this Prospectus of any of the Underlying Funds.

     FUND NAMES      INVESTMENT OBJECTIVES           INVESTMENT CRITERIA
  ----------------  ------------------------ ----------------------------------
  GROWTH AND IN-    Long-term growth of      At least 65% of total assets in
  COME FUND         capital and growth of    equity securities that are
                    income.                  considered to have favorable
                                             prospects for capital appreciation
                                             and/or dividend paying ability.
-------------------------------------------------------------------------------
  CORE U.S. EQUITY  Long-term growth of      At least 90% of total assets in
  FUND              capital and dividend     equity securities of U.S. issuers.
                    income.                  The Fund seeks to achieve its
                                             objective through a broadly
                                             diversified portfolio of large cap
                                             and blue chip equity securities
                                             representing all major sectors of
                                             the U.S. economy. The Fund's
                                             investments are selected using
                                             both a variety of quantitative
                                             techniques and fundamental
                                             research in seeking to maximize
                                             the Fund's expected return, while
                                             maintaining risk, style,
                                             capitalization and industry
                                             characteristics similar to the S&P
                                             500 Index.
-------------------------------------------------------------------------------
  CORE LARGE CAP    Long-term growth of      At least 90% of total assets in
  GROWTH FUND       capital. Dividend income equity securities of U.S issuers,
                    is a secondary           including certain foreign issuers
                    consideration.           traded in the U.S. The Fund seeks
                                             to achieve its objective through a
                                             broadly diversified portfolio of
                                             equity securities of large cap
                                             U.S. issuers that are expected to
                                             have better prospects for earnings
                                             growth than the growth rate of the
                                             general domestic economy. The
                                             Fund's investments are selected
                                             using both a variety of
                                             quantitative techniques and
                                             fundamental research in seeking to
                                             maximize the Fund's expected
                                             return, while maintaining risk,
                                             style, capitalization and industry
                                             characteristics similar to the
                                             Russell 1000 Growth Index.
-------------------------------------------------------------------------------
  CORE SMALL CAP    Long-term growth of      At least 90% of total assets in
  EQUITY FUND       capital.                 equity securities of U.S. issuers,
                                             including certain foreign issuers
                                             traded in the U.S. The Fund seeks
                                             to achieve its investment
                                             objective through a broadly
                                             diversified portfolio of equity
                                             securities of U.S. issuers which
                                             are included in the Russell 2000
                                             Index at the time of investment.
                                             The Fund's investments are
                                             selected using both a variety of
                                             quantitative techniques and
                                             fundamental research in seeking to
                                             maximize the Fund's expected
                                             return, while maintaining risk,
                                             style, capitalization and industry
                                             characteristics similar to the
                                             Russell 2000 Index.

                                                                    (continued)

     FUND NAMES      INVESTMENT OBJECTIVES           INVESTMENT CRITERIA
  ----------------  ------------------------ ----------------------------------
  CORE INTERNA-     Long-term growth of      At least 90% of total assets in
  TIONAL EQUITY     capital.                 equity securities of companies
  FUND                                       organized outside the United
                                             States or whose securities are
                                             principally traded outside the
                                             United States. The Fund seeks
                                             broad representation of large cap
                                             issuers across major countries and
                                             sectors of the international
                                             economy. The Fund's investments
                                             are selected using both a variety
                                             of quantitative techniques and
                                             fundamental research in seeking to
                                             maximize the Fund's expected
                                             return, while maintaining risk,
                                             style, capitalization and industry
                                             characteristics similar to the
                                             unhedged Morgan Stanley Capital
                                             International (MSCI) Europe,
                                             Australia and Far East Index (the
                                             "EAFE Index"). The Fund may employ
                                             certain currency management
                                             techniques.
-------------------------------------------------------------------------------
  CAPITAL GROWTH    Long-term capital        At least 90% of total assets in a
  FUND              growth.                  diversified portfolio of equity
                                             securities. Long-term capital
                                             appreciation potential is
                                             considered in selecting
                                             investments.
-------------------------------------------------------------------------------
  MID CAP EQUITY    Long-term capital        At least 65% of total assets in
  FUND              appreciation.            equity securities of companies
                                             with public stock market
                                             capitalizations of between $500
                                             million and $10 billion at the
                                             time of investment.
-------------------------------------------------------------------------------
  INTERNATIONAL     Long-term capital        Substantially all, and at least
  EQUITY FUND       appreciation.            65%, of total assets in equity
                                             securities of companies organized
                                             outside the United States or whose
                                             securities are principally traded
                                             outside the United States. The
                                             Fund may employ certain currency
                                             management techniques.
-------------------------------------------------------------------------------
  SMALL CAP VALUE   Long-term capital        At least 65% of total assets in
  FUND              growth.                  equity securities of companies
                                             with public stock market
                                             capitalizations of $1 billion or
                                             less at the time of investment.
                                             The Fund currently emphasizes
                                             investments in companies with
                                             public stock market
                                             capitalizations of $500 million or
                                             less at the time of investment.
-------------------------------------------------------------------------------
  EMERGING MARKETS  Long-term capital        Substantially all, and at least
  EQUITY FUND       appreciation.            65%, of total assets in equity
                                             securities of emerging country
                                             issuers. The Fund may employ
                                             certain currency management
                                             techniques.
-------------------------------------------------------------------------------
  ASIA GROWTH FUND  Long-term capital        Substantially all, and at least
                    appreciation.            65%, of total assets in equity
                                             securities of companies in China,
                                             Hong Kong, India, Indonesia,
                                             Malaysia, Pakistan, the
                                             Philippines, Singapore, South
                                             Korea, Sri Lanka, Taiwan and
                                             Thailand. The Fund may employ
                                             certain currency management
                                             techniques.
-------------------------------------------------------------------------------
  REAL ESTATE SE-   Total return comprised   Substantially all, and at least
  CURITIES FUND     of long-term growth of   80%, of total assets in a
                    capital and dividend     diversified portfolio of equity
                    income.                  securities of issuers that are
                                             primarily engaged in or related to
                                             the real estate industry. The Fund
                                             expects that a substantial portion
                                             of its total assets will be
                                             invested in real estate investment
                                             trusts ("REITS").

                                                              APPROXIMATE
                          INVESTMENT       DURATION OR       INTEREST RATE
      FUND NAMES          OBJECTIVES        MATURITY          SENSITIVITY  INVESTMENT SECTOR CREDIT QUALITY OTHER INVESTMENTS
----------------------  -------------- -------------------   ------------- ----------------- -------------- -----------------
FINANCIAL SQUARE PRIME  Maximize         Maximum Maturity of  3-month      Money market       High Quality  N/A
OBLIGATIONS FUND        current income   Individual           bill         instruments        (short-term
                        to the extent    Investments =                     including U.S.     ratings of
                        consistent       13 months at time                 Government         A-1, P-1 or
                        with the         of purchase                       Securities, U.S.   comparable
                        maintenance of   Maximum Dollar-                   bank obligations,  quality).
                        liquidity.       Weighted Average                  commercial paper
                                         Portfolio Maturity                and other short-
                                         = 90 days                         term obligations
                                                                           of U.S.
                                                                           corporations,
                                                                           governmental and
                                                                           other entities,
                                                                           and related
                                                                           repurchase
                                                                           agreements.
-----------------------------------------------------------------------------------------------------------------------------
ADJUSTABLE RATE         A high level     Target Duration =    9-month      At least 65% of    U.S.          Fixed-rate
GOVERNMENT FUND         of current       6-month to 1-year    note         total assets in    Government    mortgage pass-
                        income,          U.S. Treasury                     securities issued  Securities    through
                        consistent       Security                          or guaranteed by                 securities and
                        with low         Maximum Duration*=                the U.S.                         repurchase
                        volatility of    2 years                           government, its                  agreements
                        principal.                                         agencies,                        collateralized
                                                                           instrumentalities                by U.S.
                                                                           or sponsored                     Government
                                                                           enterprises                      Securities.
                                                                           ("U.S. Government
                                                                           Securities") that
                                                                           are adjustable
                                                                           rate mortgage
                                                                           pass-through
                                                                           securities and
                                                                           other mortgage
                                                                           securities with
                                                                           periodic interest
                                                                           rate resets.
-----------------------------------------------------------------------------------------------------------------------------
SHORT DURATION          A high level     Target Duration =    2-year       At least 65% of    U.S.          Mortgage pass-
GOVERNMENT FUND         of current       2-year U.S.          bond         total assets in    Government    through
                        income and       Treasury Security                 U.S. Government    Securities    securities and
                        secondarily,     plus or minus .5                  Securities and                   other
                        in seeking       years                             repurchase                       securities
                        current          Maximum Duration*=                agreements                       representing an
                        income, may      3 years                           collateralized by                interest in or
                        also consider                                      such securities.                 collateralized
                        the potential                                                                       by mortgage
                        for capital                                                                         loans.
                        appreciation.
-----------------------------------------------------------------------------------------------------------------------------
GOVERNMENT INCOME FUND  A high level     Target Duration =    5-year       At least 65% of    U.S.          Non-government
                        of current       Lehman Brothers      bond         assets in U.S.     Government    mortgage pass-
                        income,          Mutual Fund                       Government         Securities    through
                        consistent       Government/Mortgage               Securities,        and non-U.S.  securities,
                        with safety of   Index plus or minus               including          Government    asset-backed
                        principal.       1 year                            mortgage-backed    Securities =  securities,
                                         Maximum Duration*=                U.S. Government    AAA/Aaa       corporate
                                         6 years                           Securities and                   fixed-income
                                                                           repurchase                       securities and
                                                                           agreements                       repurchase
                                                                           collateralized by                agreements
                                                                           such securities.                 collateralized
                                                                                                            by U.S.
                                                                                                            Government
                                                                                                            Securities.

                                                       APPROXIMATE
                          INVESTMENT    DURATION OR   INTEREST RATE
      FUND NAMES          OBJECTIVES      MATURITY     SENSITIVITY  INVESTMENT SECTOR CREDIT QUALITY OTHER INVESTMENTS
----------------------  -------------- -------------- ------------- ----------------- -------------- -----------------
CORE FIXED INCOME FUND  Total return   Target          5-year       At least 65% of    Minimum =     Foreign fixed-
                        consisting of  Duration =      bond         assets in fixed-   BBB/Baa       income,
                        capital        Lehman                       income             Minimum for   municipal and
                        appreciation   Brothers                     securities,        non-dollar    convertible
                        and income     Aggregate Bond               including U.S.     securities =  securities,
                        that exceeds   Index plus or                Government         AA/Aa         foreign
                        the total      minus 1 year                 Securities,                      currencies and
                        return of the  Maximum                      corporate,                       repurchase
                        Lehman         Duration* = 6                mortgage-backed                  agreements
                        Brothers       years                        and asset-backed                 collateralized
                        Aggregate Bond                              securities.                      by U.S.
                        Index.                                                                       Government
                                                                                                     Securities.
----------------------------------------------------------------------------------------------------------------------
GLOBAL INCOME FUND      A high total   Target          6-year       Securities of      Minimum =     Mortgage and
                        return,        Duration =      bond         U.S. and foreign   BBB/Baa       asset-backed
                        emphasizing    J.P. Morgan                  governments and    At least 50%  securities,
                        current        Global                       corporations.      = AAA/Aaa     foreign
                        income, and,   Government                                                    currencies and
                        to a lesser    Bond Index                                                    repurchase
                        extent,        (hedged) plus                                                 agreements
                        providing      or minus 2.5                                                  collateralized
                        opportunities  years                                                         by U.S.
                        for capital    Maximum                                                       Government
                        appreciation.  Duration* =                                                   Securities or
                                       7.5 years                                                     certain foreign
                                                                                                     government
                                                                                                     securities.
----------------------------------------------------------------------------------------------------------------------
HIGH YIELD FUND         A high level   Target          6-year       Except for         At least 65%  Mortgage-backed
                        of current     Duration =      bond         temporary          = BB/Ba or    and asset-
                        income and,    Lehman                       defensive          below         backed
                        secondarily,   Brothers High                purposes, at                     securities,
                        capital        Yield Bond                   least 65% of                     U.S. Government
                        appreciation.  Index plus or                assets in fixed-                 Securities,
                                       minus 2.5                    income                           investment
                                       years                        securities rated                 grade corporate
                                       Maximum                      below investment                 fixed- income
                                       Duration* =                  grade, including                 securities,
                                       7.5 years                    U.S. and non-                    structured
                                                                    U.S. dollar                      securities,
                                                                    corporate debt,                  foreign
                                                                    foreign                          currencies and
                                                                    government                       repurchase
                                                                    securities,                      agreements
                                                                    convertible                      collateralized
                                                                    securities and                   by U.S.
                                                                    preferred stock.                 Government
                                                                                                     Securities.

-----
* Under normal interest rate conditions.

  In pursuing their investment objectives and programs, each of the Underlying Funds is permitted to engage in a wide range of investment policies. The risks of the Underlying Funds are determined by the nature of the securities held and the investment strategies used by the Funds' investment advisers. Certain of these policies are described below and further information about the investment policies, strategies and risks of the Underlying Funds is contained in Appendix A to this Prospectus and in the Additional Statement as well as the prospectuses of the Underlying Funds.

UNDERLYING EQUITY FUNDS

  The Underlying Equity Funds may purchase common stocks, preferred stocks, interests in real estate investment trusts, convertible debt obligations, convertible preferred stocks, equity interests in trusts, partnerships, joint ventures, limited liability companies and similar enterprises, warrants and stock purchase rights ("equity securities"). In choosing securities, a Fund's investment adviser utilizes first-hand fundamental research, including visiting company facilities to assess operations and to meet decision-makers. An investment adviser may also use macro analysis of numerous economic and valuation variables to anticipate changes in company earnings and the overall investment climate. The investment advisers are able to draw on the research and market expertise of the Goldman Sachs Global Investment Research Department and other affiliates, as well as information provided by other securities dealers. Equity securities held by an Underlying Fund will generally be sold when an investment adviser believes that the market price fully reflects or exceeds the securities' fundamental valuation or when other more attractive investments are identified.

  VALUE STYLE FUNDS. The Growth and Income, Mid Cap Equity and Small Cap Value Funds are managed using a value oriented approach. The Funds' investment adviser evaluates securities using fundamental analysis and intends to purchase equity securities that are, in its view, underpriced relative to a combination of such companies' long-term earnings prospects, growth rate, free cash flow and/or dividend-paying ability.

  Consideration will be given to the business quality of the issuer. Factors positively affecting the investment adviser's view of that quality include the competitiveness and degree of regulation in the markets in which the company operates, the existence of a management team with a record of success, the position of the company in the markets in which it operates, the level of the company's financial leverage and the sustainable return on capital invested in the business. The Funds may also purchase securities of companies that have experienced difficulties and that, in the opinion of the investment adviser, are available at attractive prices.

  GROWTH STYLE FUNDS. The Capital Growth, International Equity, Emerging Markets Equity and Asia Growth Funds are managed using a growth oriented approach. Equity securities for these Funds are selected based on their prospects for above average growth. A Fund's investment adviser will select securities of growth companies trading, in the investment adviser's opinion, at a reasonable price relative to other industries, competitors and historical price/earnings multiples. These Funds will generally invest in companies whose earnings are believed to be in a relatively strong growth trend, or, to a lesser extent, in companies in which significant further growth is not anticipated but whose market value per share is thought to be undervalued.

  QUANTITATIVE STYLE FUNDS. The CORE U.S. Equity, CORE Large Cap Growth, CORE Small Cap Equity and CORE International Equity Funds (the "CORE Equity Funds") are managed using both quantitative and fundamental techniques. CORE is an acronym for "Computer-Optimized, Research-Enhanced," which reflects the Funds' investment process. This investment process and the proprietary multifactor model used to implement it are discussed below.

  INVESTMENT PROCESS. The Funds' investment advisers begin with a broad universe of U.S. equity securities for the CORE U.S. Equity, CORE Large Cap Growth and CORE Small Cap Equity Funds (the "CORE U.S.

Equity Funds"), and a broad universe of foreign equity securities for the CORE International Equity Fund. The investment advisers use a proprietary multifactor model (the "Multifactor Model") to assign each equity security a rating. In the case of a U.S. equity security followed by the Goldman Sachs Global Investment Research Department (the "Research Department"), a second rating is assigned based upon the Research Department's evaluation. In the discretion of the investment adviser, such ratings may also be assigned to U.S. equity securities based on research ratings obtained from other industry sources. In the case of a foreign equity security, an investment adviser may rely on research from both the Research Department and other industry sources.

  In building a diversified portfolio for each CORE Equity Fund, an investment adviser utilizes optimization techniques to seek to maximize the Fund's expected return, while maintaining a risk profile similar to the Fund's benchmark. Each portfolio is primarily comprised of securities rated highest by the foregoing investment process and has risk characteristics and industry weightings similar to the relevant Fund's benchmark.

  MULTIFACTOR MODELS. The Multifactor Models are rigorous computerized rating systems for forecasting the returns of different equity markets, currencies, and individual equity securities according to fundamental investment characteristics. The CORE U.S. Equity Funds use one Multifactor Model to forecast the returns of securities held in each Fund's portfolio. The CORE International Equity Fund uses multiple Multifactor Models to forecast returns. Currently, the CORE International Equity Fund uses one model to forecast equity market returns, one model to forecast currency returns and 22 separate models to forecast individual equity security returns in 22 different countries. Despite this variety, all Multifactor Models incorporate common variables covering measures of value, growth, momentum and risk (e.g., book/price ratio, earnings/price ratio, price momentum, price volatility, consensus growth forecasts, earnings estimate revisions, earnings stability, and, in the case of models for the CORE International Equity Fund, currency momentum and country political risk ratings). All of the factors used in the Multifactor Models have been shown to significantly impact the performance of the securities, currencies and markets they were designed to forecast.

  The weightings assigned to the factors in the Multifactor Model used by the CORE U.S. Equity Funds are derived using a statistical formulation that considers each factor's historical performance in different market environments. As such, the U.S. Multifactor Model is designed to evaluate each security using only the factors that are statistically related to returns in the anticipated market environment. Because they include many disparate factors, the Funds' investment advisers believe that all the Multifactor Models are broader in scope and provide a more thorough evaluation than most conventional, quantitative models.

  Securities and markets ranked highest by the relevant Multifactor Model do not have one dominant investment characteristic; rather, they possess an attractive combination of investment characteristics.

  RESEARCH DEPARTMENT. In assigning ratings to equity securities, the Research Department uses a four category rating system ranging from "recommended for purchase" to "likely to under perform." The ratings reflect the analyst's judgment as to the investment results of a specific security and incorporate economic outlook, valuation, risk and a variety of other factors.

  By employing both a quantitative (i.e., the Multifactor Models) and a qualitative (i.e., research enhanced) method of selecting securities, each CORE Fund seeks to capitalize on the strengths of each discipline.

  REAL ESTATE SECURITIES FUND. The investment strategy of the Real Estate Securities Fund is based on the premise that property market fundamentals are the primary determinant of growth underlying the success of companies in the real estate industry. The Fund's research and investment process is designed to identify those companies with strong property fundamentals and strong management teams. This process is comprised of real estate market research and securities analysis. The Fund's investment adviser will take into account fundamental trends in underlying property markets as determined by proprietary models, research of local real estate markets, earnings, cash flow growth and stability, the relationship between asset values and market prices of the securities and dividend payment history. The investment adviser will attempt to purchase securities so that its underlying portfolio will be diversified geographically and by property type. As of the date of this Prospectus, the Real Estate Securities Fund had not commenced operations.

UNDERLYING FIXED INCOME FUNDS

  The investment advisers of the Underlying Fixed Income Funds may, in accordance with the respective Funds' investment objectives and policies, purchase all types of fixed income securities, including senior and subordinated corporate debt obligations (such as bonds, debentures, notes and commercial paper), convertible and non-convertible corporate debt obligations, loan participations and preferred stock.

  As stated above, each Underlying Fixed Income Fund has policies relating to its duration (or maturity in the case of the Financial Square Prime Obligations Fund). A Fund's duration approximates its price sensitivity to changes in interest rates. Maturity measures the time until final payment is due; it takes no account of the pattern of a security's cash flows over time. In computing portfolio duration, an Underlying Fund will estimate the duration of obligations that are subject to prepayment or redemption by the issuer taking into account the influence of interest rates on prepayments and coupon flows. This method of computing duration is known as "option-adjusted" duration. A Fund will not be limited as to its maximum weighted average portfolio maturity or the maximum stated maturity with respect to individual securities unless otherwise noted.

  Except for the Financial Square Prime Obligations Fund (which is subject to more restrictive SEC regulations applicable to money market funds), an Underlying Fund will deem a security to have met its minimum credit rating requirement if the security receives the minimum required long-term rating (or the equivalent short-term credit rating) at the time of purchase from at least one rating organization (including, but not limited to, Standard & Poor's Ratings Group ("S&P") and Moody's Investors Service, Inc. ("Moody's")) even though it has been rated below the minimum rating by one or more other rating organizations, or, if unrated by a rating organization, is determined by the Fund's investment adviser to be of comparable quality. If a security satisfies a Fund's minimum rating criteria at the time of purchase and is subsequently downgraded below such rating, the Fund will not be required to dispose of such security. If a downgrade occurs, the Fund's investment adviser will consider what action, including the sale of such security, is in the best interest of the Fund and its shareholders.

  The Underlying Funds may employ certain active management techniques to manage their duration and term structure, to seek to hedge exposure to foreign currencies and to seek to enhance returns. These techniques include (with respect to one or more of the Funds), but are not limited to, the use of financial futures contracts, option contracts (including options on futures), forward foreign currency exchange contracts, currency options and futures, currency, mortgage and interest rate swaps and interest rate floors, caps and collars. Currency and interest rate management techniques involve risks different from those associated with investing solely in U.S. dollar-denominated fixed-income securities of U.S. issuers. Certain of the Funds may invest in custodial receipts, municipal securities and convertible securities. The Funds may also employ other investment techniques to seek to enhance returns, such as lending portfolio securities and entering into mortgage dollar rolls, repurchase agreements and other investment practices, as described in Appendix A to this Prospectus.

                                  MANAGEMENT

TRUSTEES AND OFFICERS

  The Trustees are responsible for deciding matters of general policy and reviewing the actions of the Investment Adviser, distributor and transfer agent. The officers of the Trust conduct and supervise the Portfolios' daily business operations. The Additional Statement contains information as to the identity of, and other information about, the Trustees and officers of the Trust.

INVESTMENT ADVISER

  INVESTMENT ADVISER. Goldman Sachs Asset Management, One New York Plaza, New York, New York 10004, a separate operating division of Goldman Sachs, serves as the investment adviser to each Portfolio and, except as noted, to each Underlying Fund. Goldman Sachs registered as an investment adviser in 1981. Goldman Sachs Funds Management, L.P., One New York Plaza, New York, New York 10004, a Delaware limited partnership which is an affiliate of Goldman Sachs, serves as the investment adviser to the CORE U.S. Equity, Capital Growth, Adjustable Rate Government and Short Duration Government Funds. Goldman Sachs Funds Management, L.P. registered as an investment adviser in 1990. Goldman Sachs Asset Management International, 133 Peterborough Court, London EC4A 2BB, England, an affiliate of Goldman Sachs, serves as the investment adviser to the International Equity, Emerging Markets Equity, Asia Growth and Global Income Funds. Goldman Sachs Asset Management International became a member of the Investment Management Regulatory Organization Limited in 1990 and registered as an investment adviser in 1991. As of November 21, 1997, GSAM, together with its affiliates, acted as investment adviser or distributor for assets in excess of $133.6 billion.

  Under an Asset Allocation Management Agreement ("Management Agreement") with each Portfolio, the Investment Adviser, subject to the general supervision of the Trustees, provides day-to-day advice as to each Portfolio's investment transactions, including determinations concerning changes to (a) the Underlying Funds in which the Portfolios may invest and (b) the percentage range of assets of any Portfolio that may be invested in the Underlying Equity Funds and the Underlying Fixed Income Funds as separate groups. Goldman Sachs has agreed to permit the Portfolios to use the name "Goldman Sachs" or a derivative thereof as part of each Portfolio's name for as long as a Portfolio's Management Agreement is in effect.

  Under the Management Agreement, the Investment Adviser also: (a) supervises all non-advisory operations of each Portfolio; (b) provides personnel to perform such executive, administrative and clerical services as are reasonably necessary to provide effective administration of each Portfolio; (c) at each Portfolio's expense arranges for (i) the preparation of all required tax returns, (ii) the preparation and submission of reports to existing shareholders, (iii) the periodic updating of prospectuses and statements of additional information and (iv) the preparation of reports to be filed with the SEC and other regulatory authorities; (d) maintains each Portfolio's records; and (e) provides office space and all necessary office equipment and services.

  The investments of each Portfolio are managed by Mark M. Carhart. Mark joined the Investment Adviser in 1997 as a member of the Quantitative Research team. Prior to 1997, he was an Assistant Professor of Finance at the Marshall School of Business at USC and a Senior Fellow of the Wharton Financial Institutions Center.

  As compensation for its services and assumption of certain expenses pursuant to the Management Agreement, GSAM is entitled to a fee, computed daily and payable monthly, at the annual rate equal to 0.35% of each Portfolio's average daily net assets. The Investment Adviser has voluntarily agreed to waive 0.20% of this fee. The Investment Adviser may discontinue or modify its voluntary waiver in the future in its discretion, although it has no current intention to do so.

  The Investment Adviser has voluntarily agreed to reduce or limit certain "Other Expenses" of the Portfolios (excluding asset allocation fees, taxes, interest, brokerage fees, and litigation, indemnification and other extraordinary expenses) to the extent such expenses exceed 0.10% per annum of a Portfolio's average daily net assets. Such reductions or limits, if any, are calculated monthly on a cumulative basis and may be discontinued or modified by the Investment Adviser in its discretion at any time.

  In addition, each Portfolio, as a shareholder in the Underlying Funds, will indirectly bear its proportionate share of any investment management fees and other expenses paid by the Underlying Funds. The contractual management fee payable to GSAM and/or its affiliates by each of the Underlying Funds in which the Portfolios may invest is set forth below under "Management--Expenses."

  It is the responsibility of the investment adviser of each Underlying Fund to make investment decisions for that Fund and to place the purchase and sale orders for the Fund's portfolio transactions in U.S. and foreign markets. Such orders may be directed to any broker including, to the extent and in the manner permitted by applicable law, Goldman Sachs or its affiliates. In effecting purchases and sales of portfolio securities for a Fund, its investment adviser will seek the best price and execution of the Fund's orders. In doing so, where two or more brokers or dealers offer comparable prices and execution for a particular trade, consideration may be given to whether the broker or dealer provides investment research or brokerage services or sells shares of any Underlying Fund. See the Additional Statement for a further description of the applicable brokerage allocation practices.

  In performing its investment advisory services, the investment adviser of an Underlying Fund, while remaining ultimately responsible for the management of the Fund, may rely upon the asset management division of its Singapore and Tokyo affiliates for portfolio decisions and management with respect to certain portfolio securities and is able to draw upon the research and expertise of its other affiliate offices. In addition, the investment adviser will have access to the research of, and proprietary technical models developed by, Goldman Sachs and may apply quantitative and qualitative analysis in determining the appropriate allocations among the categories of issuers and types of securities.

  Goldman Sachs may from time to time, at its own expense, provide compensation to certain institutions and other persons for providing administrative services to their customers. These services include maintaining account records, processing orders to purchase, redeem and exchange Portfolio shares and responding to certain customer inquiries. In addition, these services may also include responding to certain inquiries from and providing written materials to depository institutions about the Portfolios; furnishing advice about and assisting depository institutions in obtaining from state regulatory agencies any rulings, exceptions or other authorizations that may be required to conduct a mutual fund sales program; acting as liaison between depository institutions and national regulatory organizations; assisting with the preparation of sales material; and providing general assistance and advice in establishing and maintaining mutual fund sales programs on the premises of depository institutions.

  ACTIVITIES OF GOLDMAN SACHS AND ITS AFFILIATES AND OTHER ACCOUNTS MANAGED BY GOLDMAN SACHS. The involvement of the Funds' investment advisers, Goldman Sachs and their affiliates in the management of, or their interest in, other accounts and other activities of Goldman Sachs may present conflicts of interest with respect to an Underlying Fund or limit the investment activities of an Underlying Fund. Goldman Sachs and its affiliates engage in proprietary trading and advise accounts and funds which have investment objectives similar to those of the Underlying Funds and/or which engage in and compete for transactions in the same type of securities, currencies and instruments. Goldman Sachs and its affiliates will not have any obligation to make available any information regarding their proprietary activities or strategies, or the activities or strategies used for other accounts managed by them, for the benefit of the management of the Underlying Funds and in general it is not anticipated that the Funds' investment advisers will have access to proprietary information for the purpose of managing an Underlying Fund. The results of the investment activities of an Underlying Fund, therefore, may differ from those of Goldman Sachs and its affiliates and it is possible that the Portfolios and the Underlying Funds could sustain losses during periods in which Goldman Sachs and its affiliates and other accounts achieve significant profits on their trading for proprietary or other accounts. From time to time, the activities of an Underlying Fund may be limited because of regulatory restrictions applicable to Goldman Sachs and its affiliates, and/or their internal policies designed to comply with such restrictions. See "Management--Activities of Goldman Sachs and its Affiliates and Other Accounts Managed by Goldman Sachs" in the Additional Statement for further information.

DISTRIBUTOR AND TRANSFER AGENT

  Goldman Sachs, 85 Broad Street, New York, New York 10004, serves as the exclusive distributor (the "Distributor") of each Portfolio's shares. Goldman Sachs, 4900 Sears Tower, Chicago, Illinois 60606, also serves as each Portfolio's transfer agent (the "Transfer Agent") and as such performs various shareholder servicing functions. Shareholders with inquiries regarding a Portfolio should contact Goldman Sachs (as Transfer Agent) at the address or the telephone number set forth on the back cover page of this Prospectus. Goldman Sachs is entitled to receive a transfer agency fee from each Portfolio, with respect to Institutional Shares, equal to their proportionate share of the total transfer agency fees borne by the Portfolio. These fees are equal to $12,000 per year plus $7.50 per account with respect to Class A, Class B and Class C shares plus 0.04% of the value of the outstanding shares of the Institutional and Service classes of a Portfolio. The Portfolios also pay Goldman Sachs' out-of-pocket and transaction-related expenses, and may bear fees paid to institutions or other persons providing sub-transfer agency or similar services.

EXPENSES

  The Portfolios are responsible for the payment of their expenses. The expenses include, without limitation, asset allocation, custodial and transfer agency fees, brokerage fees and commissions, filing fees for the registration or qualification of the Portfolios' shares under federal or state securities laws, organizational expenses, fees and expenses incurred in connection with membership in investment company organizations, taxes, interest, costs of liability insurance, fidelity bonds or indemnification, any costs, expenses or losses arising out of any liability of, or claim for damages or other relief asserted against, the Portfolios for violation of any law, legal and auditing fees and expenses (including the cost of legal and certain accounting services rendered by employees of the Investment Adviser and its affiliates with respect to the Portfolios), expenses of preparing and setting in type prospectuses, statements of additional information, proxy material, reports and notices and the printing and distributing of the same to shareholders and regulatory authorities, compensation and expenses of the Trust's "non-interested" Trustees and extraordinary expenses, if any, incurred by the Trust.

  The expenses associated with investing in a "fund of funds," such as the Portfolios, are generally higher than those of investment companies that do not invest in other mutual funds. These increased expenses stem from the fact that investors must indirectly pay a portion of the operating costs of the Underlying Funds. The structure of the Portfolios will, however, reduce any layering of costs in the following manner: (a) any fees charged to the Portfolios under the Management Agreement are for services that are in addition to, and not duplicative of, services provided under any Underlying Fund's management agreement; (b) the Portfolios pay no front-end or contingent deferred sales charges in connection with the purchase or redemption of shares of the Underlying Funds; (c) the Portfolios do not pay any sales charges, distribution-related fees or service fees related to the shares of the Underlying Funds; (d) custodial and other fees charged by both the Portfolios and the Underlying Funds are not redundant inasmuch as distinct services are being provided at each level; and (e) any additional incremental cost incurred by investing in the Portfolios is in return for a substantial investment management service, namely the initial and ongoing asset allocation of investments made in the Underlying Funds, and provision of meaningful additional diversification benefits.

  The following chart shows the total operating expense ratios (management fee plus other operating expenses) of Institutional Shares of each Underlying Fund for the Fund's most recent fiscal year (except as indicated). In addition, the following chart shows the contractual investment management fees payable to GSAM and its affiliates by the Underlying Funds (in each case as an annualized percentage of the Fund's average net assets). Absent voluntary fee waivers and/or expense reimbursements, which may be discontinued at any time, the total operating expense ratios of certain Underlying Funds would be higher.

                                                  CONTRACTUAL   TOTAL OPERATING
    UNDERLYING FUNDS                             MANAGEMENT FEE  EXPENSE RATIO
    ----------------                             -------------- ---------------
Short Duration Government Fund..................      0.50%          0.45%
Adjustable Rate Government Fund.................      0.40%          0.51%*
Core Fixed Income Fund..........................      0.40%          0.45%
Government Income Fund..........................      0.65%          0.25%*
Global Income Fund..............................      0.90%          0.65%
High Yield Fund.................................      0.70%          0.83%*
Growth & Income Fund............................      0.70%          0.82%
CORE U.S. Equity Fund...........................      0.75%          0.65%
CORE Large Cap Growth Fund......................      0.75%          0.65%*
CORE Small Cap Equity Fund......................      0.85%          0.95%*
Capital Growth Fund.............................      1.00%          1.09%*
CORE International Equity Fund..................      0.85%          1.00%*
Mid Cap Equity Fund.............................      0.75%          0.85%
Small Cap Value Fund............................      1.00%          1.15%*
International Equity Fund.......................      1.00%          1.10%
Emerging Markets Equity Fund....................      1.20%          1.30%*
Asia Growth Fund................................      1.00%          1.10%
Real Estate Securities Fund.....................      1.00%          1.05%*
Financial Square Prime Obligations Money Market
 Fund...........................................     0.205%          0.18%

--------
* Operating expenses of Institutional Shares for this Fund are estimated for the Fund's current fiscal year.

                                NET ASSET VALUE


  The net asset value per share of each class of a Portfolio is calculated by the Portfolio's custodian as of the close of regular trading on the New York Stock Exchange (normally, but not always, 3:00 p.m. Chicago time, 4:00 p.m. New York time), on each Business Day (as such term is defined under "Additional Information"). Net asset value per share of each class is calculated by determining the net assets attributed to each class and dividing by the number of outstanding shares of that class. Portfolio securities are valued based on market quotations or, if accurate quotations are not readily available, at fair value as determined in good faith under procedures established by the Trustees.


                            PERFORMANCE INFORMATION


  From time to time each Portfolio may publish average annual total return, yield and distribution rates in advertisements and communications to shareholders or prospective investors. Average annual total return is determined by computing the average annual percentage change in value of $1,000 invested at the maximum public offering price for specified periods ending with the most recent calendar quarter, assuming reinvestment of all dividends and distributions at net asset value. The total return calculation assumes a complete redemption of the investment at the end of the relevant period. Each Portfolio may also from time to time advertise total return on a cumulative, average, year-by-year or other basis for various specified periods by means of quotations, charts, graphs or schedules. In addition to the above, each Portfolio may from time to time advertise its performance relative to certain averages, performance rankings, indices, other information prepared by recognized mutual fund statistical services and investments for which reliable performance data is available.

  The Portfolios compute their yield by dividing net investment income earned during a recent thirty-day period by the product of the average daily number of shares outstanding and entitled to receive dividends during the period and the maximum offering price per share on the last day of the relevant period. The results are compounded on a bond equivalent (semi-annual) basis and then annualized. Net investment income per share is equal to the dividends and interest earned during the period, reduced by accrued expenses for the period. The calculation of net investment income for these purposes may differ from the net investment income determined for accounting purposes. The Portfolios' quotations of distribution rate are calculated by annualizing the most recent distribution of net investment income for a monthly, quarterly or other relevant period and dividing this amount by the net asset value per share on the last day of the period for which the distribution rate is being calculated.

  Each Portfolio's total return, yield and distribution rate will be calculated separately for each class of shares in existence. Because each class of shares may be subject to different expenses, the total return, yield and distribution rate calculations with respect to each class of shares for the same period will differ. See "Shares of the Trust."

  The investment results of a Portfolio will fluctuate over time and any presentation of investment results for any prior period should not be considered a representation of what an investment may earn or what the Portfolio's performance may be in any future period. In addition to information provided in shareholder reports, the Portfolios may, in their discretion, from time to time make a list of their holdings available to investors upon request.

                              SHARES OF THE TRUST


  Each Portfolio is classified as "diversified" under the Investment Company Act of 1940, as amended (the "1940 Act"). Each Portfolio is a series of Goldman Sachs Trust, which was formed under the laws of the State of Delaware on January 28, 1997. The Trustees have authority under the Trust's Declaration of Trust to create and classify shares of beneficial interests in separate series, without further action by shareholders. Additional series may be added in the future. The Trustees also have authority to classify and reclassify any series or portfolio of shares into one or more classes. Information about the Trust's other series and classes is contained in separate prospectuses.

  When issued, shares are fully paid and non-assessable. In the event of liquidation, shareholders of a particular class are entitled to share pro rata in the net assets of the applicable Portfolio available for distribution to such shareholders. All shares are freely transferable and have no preemptive, subscription or conversion rights. Shareholders are entitled to one vote per share, provided that, at the option of the Trustees, shareholders will be entitled to a number of votes based upon the net asset values represented by their shares.

  The Trust does not intend to hold annual meetings of shareholders. However, pursuant to the Trust's By-Laws, the recordholders of at least 10% of the shares outstanding and entitled to vote at a special meeting may require the Trust to hold such special meeting of shareholders for any purpose and recordholders may, under certain circumstances, as permitted by the Act, communicate with other shareholders in connection with requiring a special meeting of shareholders. The Trustees will call a special meeting of shareholders for the purpose of electing Trustees if, at any time, less than a majority of Trustees holding office at the time were elected by shareholders.

  In the interest of economy and convenience, the Trust does not issue certificates representing the Portfolios' shares. Instead, the Transfer Agent maintains a record of each shareholder's ownership. Each shareholder receives confirmation of purchase and redemption orders from the Transfer Agent. Portfolio shares and any dividends and distributions paid by a Portfolio are reflected in account statements from the Transfer Agent.


                                   TAXATION


FEDERAL TAXES

  Each Portfolio is treated as a separate entity for tax purposes. Each Portfolio intends to elect to be treated as a regulated investment company and qualify for such treatment for each taxable year under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). To qualify as such, a Portfolio must satisfy certain requirements relating to the sources of its income, diversification of its assets and distribution of its income to shareholders. As a regulated investment company, a Portfolio will not be subject to federal income or excise tax on any net investment income and net realized capital gains that are distributed to its shareholders in accordance with certain timing requirements of the Code.

  Dividends paid by a Portfolio from net investment income, certain net realized foreign exchange gains, the excess of net short-term capital gain over net long-term capital loss and original issue discount or market discount income will be taxable to its shareholders as ordinary income. Distributions out of other net capital gain (the excess of net long-term capital gain over net short-term capital loss), if any, of any Portfolio, and out of the portion of such net capital gain that constitutes mid-term capital gains, will be taxed to shareholders as long-term or mid-term capital gain, as the case may be, regardless of the length of time a shareholder has held his or her shares or whether such gain was reflected in the price paid for the shares. These tax consequences will apply whether distributions are received in cash or reinvested in shares. A Portfolio's dividends that are paid to its corporate shareholders and are attributable to qualifying dividends such Portfolio or an Underlying Fund receives from U.S. domestic corporations may be eligible, in the hands of such corporate shareholders, for the corporate dividends-received deduction, subject to certain holding period requirements and debt financing limitations under the Code. A portion of each Portfolio's dividends may generally qualify, in the hands of corporate shareholders, for the corporate dividends-received deduction. Certain distributions paid by a Portfolio in January of a given year may be taxable to shareholders as if received the prior December 31. Shareholders will be informed annually about the amount and character of distributions received from the Portfolios for federal income tax purposes.

  Investors should consider the tax implications of buying shares immediately prior to a distribution. Investors who purchase shares shortly before the record date for a distribution will pay a per share price that includes the value of the anticipated distribution and will be taxed on the distribution even though the distribution represents a return of a portion of the purchase price.

  Redemptions and exchanges of shares are taxable events.

  Individuals and certain other classes of shareholders may be subject to 31% backup withholding of federal income tax on distributions, redemptions and exchanges if they fail to furnish their correct taxpayer identification number and certain certifications required by the Internal Revenue Service or if they are otherwise subject to backup withholding. Individuals, corporations and other shareholders that are not U.S. persons under the Code are subject to different tax rules and may be subject to nonresident alien withholding at the rate of 30% (or a lower rate provided by an applicable tax treaty) on amounts treated as ordinary dividends from the Portfolios.

  Each Portfolio may be subject to foreign withholding or other foreign taxes on income or gain from certain foreign securities. The Portfolios do not anticipate that they will elect to pass such foreign taxes through to their shareholders, who therefore will generally not take such taxes into account on their own tax returns. The Portfolios will generally deduct such taxes in determining the amounts available for distribution to shareholders.

OTHER TAXES

  In addition to federal taxes, a shareholder may be subject to state, local or foreign taxes on payments received from the Portfolios. A state income (and possibly local income and/or intangible property) tax exemption is generally available to the extent (if any) a Portfolio's distributions are derived from interest on (or, in the case of intangible property taxes, the value of its assets is attributable to) certain U.S. Government obligations, provided in some states that certain thresholds for holdings of such obligations and/or reporting requirements are satisfied. For a further discussion of certain tax consequences of investing in shares of the Portfolios, see "Taxation" in the Additional Statement. Shareholders are urged to consult their own tax advisers regarding specific questions as to federal, state and local taxes as well as to any foreign taxes.

                            ADDITIONAL INFORMATION


  The term "a vote of the majority of the outstanding shares" of a Portfolio means the vote of the lesser of (i) 67% or more of the shares present at a meeting, if the holders of more than 50% of the outstanding shares of the Portfolio are present or represented by proxy, or (ii) more than 50% of the outstanding shares of the Portfolio.

  As used in this Prospectus, the term "Business Day" means any day the New York Stock Exchange is open for trading, which is Monday through Friday except for holidays. The New York Stock Exchange is closed on the following holidays:
New Year's Day, Martin Luther King, Jr. Day, Presidents' Day (observed), Good Friday, Memorial Day (observed), Independence Day, Labor Day, Thanksgiving Day and Christmas Day.


                            REPORTS TO SHAREHOLDERS


  Recordholders of Institutional Shares of the Portfolios will receive an annual report containing audited financial statements and a semi-annual report. Each recordholder of Institutional Shares will also be provided with a printed confirmation for each transaction in its account and a quarterly account statement. A year-to-date statement for any account will be provided upon request made to Goldman Sachs.


                                   DIVIDENDS


  Each dividend from net investment income and capital gain distributions, if any, declared by a Portfolio on its outstanding Institutional Shares will, at the election of each shareholder, be paid (i) in cash or (ii) in additional Institutional Shares of such Portfolio. This election should initially be made on a shareholder's Account Information Form and may be changed upon written notice to Goldman Sachs at any time prior to the record date for a particular dividend or distribution. If no election is made, all dividends from net investment income and capital gain distributions will be reinvested in Institutional Shares of the applicable Portfolio.

  The election to reinvest dividends and distributions paid by a Portfolio in additional Institutional Shares of the Portfolio will not affect the tax treatment of such dividends and distributions, which will be treated as received by the shareholder and then used to purchase Institutional Shares of a Portfolio.

  Each Portfolio intends that all or substantially all of its net investment income and net realized capital gains, after reduction by available capital losses, including any capital losses carried forward from prior years, will be declared as dividends for each taxable year. The Income Strategy Portfolio will pay dividends from net investment income monthly. The Growth and Income Strategy Portfolio and Growth Strategy Portfolio will each pay dividends from net investment income quarterly. The Aggressive Growth Strategy Portfolio will pay dividends from net investment income annually. Each Portfolio will pay dividends from net realized capital gains, reduced by available capital losses, at least annually. From time to time, a portion of a Portfolio's dividends may constitute a return of capital.

  At the time of an investor's purchase of shares of a Portfolio a portion of the net asset value per share may be represented by undistributed income of the Portfolio or realized or unrealized appreciation of the Portfolio's investments. Therefore, subsequent distributions on such shares from such income or realized appreciation may be taxable to the investor even if the net asset value of the investor's shares is, as a result of the distributions, reduced below the cost of such shares and the distributions (or portions thereof) represent a return of a portion of the purchase price.


                       PURCHASE OF INSTITUTIONAL SHARES


  Institutional Shares may be purchased on any Business Day at the net asset value per share next determined after receipt of an order. No sales load will be charged. Currently, net asset value is determined as of the close of regular trading on the New York Stock Exchange (normally, but not always, 3:00 p.m. Chicago time, 4:00 p.m. New York time), as described under "Net Asset Value." Purchases of Institutional Shares of the Funds must be settled within three (3) Business Days of the receipt of a complete purchase order. Payment of the proceeds of redemption of shares purchased by check may be delayed for a period of time as described under "Redemption of Institutional Shares."

  Prior to making an initial investment in a Portfolio, an investor must open an account with a Portfolio by furnishing necessary information to the Portfolio or Goldman Sachs. An Account Information Form, a copy of which is attached to this Prospectus, should be used to open such an account. Subsequent purchases may be made in the manner set forth below.

PURCHASE PROCEDURES

  Purchases of Institutional Shares may be made by qualified investors by placing an order with Goldman Sachs at 800-621-2550 and either wiring federal funds to State Street Bank and Trust Company ("State Street") or initiating an ACH transfer. Purchases may also be made by check (except that the Trust will not accept a check drawn on a foreign bank or a third party check) or Federal Reserve draft made payable to "Goldman Sachs Asset Allocation Portfolios--Name of Portfolio and Class of Shares" and should be directed to "Goldman Sachs Asset Allocation Portfolios--Name of Portfolio and Class of Shares," c/o National Financial Data Services, Inc. ("NFDS"), P.O. Box 419711, Kansas City, MO 64141-6711.

  The minimum initial investment is $1,000,000 in Institutional Shares of a Portfolio alone or in combination with other assets under the management of GSAM and its affiliates with respect to the following investors: (a) banks, trust companies or other types of depository institutions investing for their own account or on behalf of their customers; (b) pension and profit sharing plans, pension funds and other company-sponsored benefit plans; (c) any state, county, city or any instrumentality, department, authority or agency thereof;
(d) corporations and other for-profit business organizations with assets of at least $100 million or publicly traded securities outstanding; (e) "wrap" accounts for the benefit of customers of broker-dealers, financial institutions or financial planners, provided that they have entered into an agreement with GSAM specifying aggregate minimums and certain operating policies and standards; and (f) registered investment advisers investing for accounts for which they receive asset-based fees. For accounts over which GSAM or its advisory affiliates have investment discretion, individual investors, and qualified non-profit organizations, charitable trusts, foundations and endowments, the minimum initial investment is $10,000,000. The minimum investment requirement may be waived at the discretion of the Trust's officers. No minimum amount is required for subsequent investments.

OTHER PURCHASE INFORMATION

  The Portfolios reserve the right to redeem the Institutional Shares of any Institutional Shareholder whose account balance is less than $50 as a result of earlier redemptions. Such redemptions will not be implemented if the value of an Institutional Shareholder's account falls below the minimum account balance solely as a result of market conditions. The Trust will give sixty
(60) days' prior written notice to Institutional Shareholders whose Institutional Shares are being redeemed to allow them to purchase sufficient additional Institutional Shares of a Portfolio to avoid such redemption.

  Normally, purchase, exchange and redemption orders will not be effective until received by Goldman Sachs. The Trust may, however, authorize certain institutions (including banks, trust companies, brokers and investment advisers) that provide recordkeeping, reporting and processing services to their customers to accept on the Trust's behalf orders placed by or on behalf of such customers and, if approved by the Trust, to designate other intermediaries to accept such orders. In these cases, a Portfolio will be deemed to have received an order in proper form by or on behalf of a customer when the order is accepted by the authorized institution or intermediary on a Business Day, and the order will be priced at a Portfolio's net asset value per share next determined after such acceptance. The institution or intermediary will be responsible for transmitting accepted orders to the Portfolios within the period agreed upon by them. A customer should contact an institution to learn whether it is authorized to accept orders for the Trust. Such institutions may receive payments from the Portfolios or Goldman Sachs for the services provided by them with respect to the Portfolios' Institutional Shares. These payments may be in addition to other servicing and/or sub-transfer agency payments borne by the Portfolios and their share classes.

  The Portfolios and Goldman Sachs each reserve the right to reject any specific purchase order (including exchanges) or to restrict purchases or exchanges by a particular purchaser (or group of related purchasers). This may occur, for example, when a purchaser or group of purchasers' pattern of frequent purchases, sales or exchanges of Institutional Shares of a Portfolio is evident, or if purchases, sales or exchanges are, or a subsequent abrupt redemption might be, of a size that would disrupt management of a Portfolio.

  In the sole discretion of Goldman Sachs, a Portfolio may accept securities instead of cash for the purchase of shares of the Portfolio. Such purchases will be permitted only if the Investment Adviser determines that any securities acquired in this manner are consistent with the Portfolio's investment objectives, restrictions and policies and are desirable investments for the Portfolio.

  Banks, trust companies, brokers, investment advisers or other institutions through which investors acquire Institutional Shares may impose charges in connection with transactions in Institutional Shares. Such institutions should be consulted for information regarding such charges. The Investment Adviser, Distributor, and/or their affiliates also pay additional compensation from time to time, out of their assets and not as an additional charge to the Portfolios, to selected institutions (including banks, trust companies, brokers and investment advisers) and other persons in connection with the sale of shares of the Portfolios, the Underlying Funds and other investment portfolios of the Trust (such as additional payments based on new sales, amounts exceeding pre-established thresholds, or the length of time customers' assets have remained in the Trust) and, subject to applicable NASD regulations, contribute to various non-cash and cash incentive arrangements to promote the sale of shares, as well as sponsor various educational programs, sales contests and/or promotions in which participants may receive reimbursement of expenses, entertainment and prizes such as travel awards, merchandise, cash, investment research and educational information and related support materials. This additional compensation can vary among institutions depending upon such factors as the amounts their customers have invested (or may invest) in particular investment portfolios of the Trust, the particular program involved, or the amount of reimbursable expenses. Additional compensation based on sales may, but is currently not expected to, exceed .50% (annualized) of the amount invested. For further information, see the Additional Statement.


                              EXCHANGE PRIVILEGE


  Institutional Shares of a Portfolio may be exchanged for (i) Institutional Shares of any other mutual fund sponsored by Goldman Sachs and designated as an eligible fund for this purpose and (ii) the corresponding class of any Goldman Sachs Money Market Fund at the net asset value next determined either by writing to Goldman Sachs, Attention: Goldman Sachs Asset Allocation Portfolios--Name of Portfolio and Class of Shares, c/o GSAM Shareholder Services, 4900 Sears Tower, Chicago, Illinois 60606 or, if previously elected in the Portfolio's Account Information Form, by telephone at 800-621-2550 (7:00 a.m. to 5:30 p.m. Chicago time). A shareholder should obtain and read the prospectus relating to any other fund and its shares and consider its investment objective, policies and applicable fees before making an exchange. Under the telephone exchange privilege, Institutional Shares may be exchanged among accounts with different names, addresses and social security or other taxpayer identification numbers only if the exchange request is in writing and is received in accordance with the procedures set forth under "Redemption of Institutional Shares."

  In an effort to prevent unauthorized or fraudulent exchanges by telephone, Goldman Sachs employs reasonable procedures as set forth under "Redemption of Institutional Shares" to confirm that such instructions are genuine. In times of drastic economic or market changes the telephone exchange privilege may be difficult to implement. For federal income tax purposes, an exchange is treated as a sale of the Institutional Shares surrendered in the exchange on which an investor may realize a gain or loss, followed by a purchase of Institutional Shares, or the corresponding class of any Goldman Sachs Money Market Fund received in the exchange. Shareholders should consult their own tax adviser concerning the tax consequences of an exchange.

  Each exchange which represents an initial investment in a Portfolio must satisfy the minimum investment requirements of the Portfolio into which the Institutional Shares are being exchanged, except that this requirement may be waived at the discretion of the officers of the Trust. Exchanges are available only in states where exchanges may legally be made. The exchange privilege may be modified materially or withdrawn at any time on sixty (60) days' written notice to Institutional Shareholders and is subject to certain limitations. See "Purchase of Institutional Shares."


                      REDEMPTION OF INSTITUTIONAL SHARES


  The Portfolios will redeem their Institutional Shares upon request of a recordholder of such shares on any Business Day at the net asset value next determined after receipt of a request in proper form by Goldman Sachs from the recordholder. (See "Purchase of Institutional Shares--Other Purchase Information" for a description of limited situations where an institution or other intermediary may be authorized to accept requests for the Trust.) If Institutional Shares to be redeemed were recently purchased by check, a Portfolio may delay transmittal of redemption proceeds until such time as it has assured itself that good funds have been collected for the purchase of such Institutional Shares. This may take up to fifteen (15) days. Redemption requests may be made by a shareholder of record by writing to or calling the Transfer Agent at the address or telephone number set forth on the back cover of this Prospectus. A shareholder of record may request redemptions by telephone if the optional telephone redemption privilege is elected on the Account Information Form accompanying this Prospectus. It may be difficult to implement redemptions by telephone in times of drastic economic or market changes.

  In an effort to prevent unauthorized or fraudulent redemption or exchange requests by telephone, Goldman Sachs employs reasonable procedures specified by the Trust to confirm that such instructions are genuine. Among other things, any redemption request that requires money to go to an account or address other than that designated on the Account Information Form must be in writing and signed by an authorized person designated on the Account Information Form. Any such written request is also confirmed by telephone with both the requesting party and the designated bank account to verify instructions. Exchanges among accounts with different names, addresses and social security or other taxpayer identification numbers must be in writing and signed by an authorized person designated on the Account Information Form. Other procedures may be implemented from time to time concerning telephone redemptions and exchanges. If reasonable procedures are not implemented, the Trust may be liable for any loss due to unauthorized or fraudulent transactions. In all other cases, neither the Portfolios, the Trust nor Goldman Sachs will be responsible for the authenticity of redemption or exchange instructions received by telephone.

  Written requests for redemptions must be signed by each recordholder whose signature has been guaranteed by a bank, a securities broker or dealer, a credit union having authority to issue signature guarantees, a savings and loan association, a building and loan association, a cooperative bank, a federal savings bank or association, a national securities exchange, a registered securities association or a clearing agency, provided that such institution satisfies the standards established by the Transfer Agent.

  The Portfolios will arrange for the proceeds of redemptions effected by any means to be wired as federal funds to the bank account designated in the recordholder's Account Information Form or, if the recordholder elects in writing, by check. Redemption proceeds paid by wire transfer will normally be wired on the next Business Day in federal funds (for a total one-day delay), but may be paid up to three (3) Business Days after receipt of a properly executed redemption request. Wiring of redemption proceeds may be delayed one additional Business Day if the Federal Reserve Bank is closed on the day redemption proceeds would originally be wired. Redemption proceeds paid by check will normally be mailed to the address of record within three (3) Business Days of receipt of a properly executed redemption request. In order to change the bank designated on the Account Information Form to receive redemption proceeds, a written request must be received by the Transfer Agent. This request must be signature guaranteed as set forth above. Further documentation may be required for executors, trustees or corporations. Once wire transfer instructions have been given by Goldman Sachs, neither the Portfolios, the Trust nor Goldman Sachs assumes any further responsibility for the performance of intermediaries or the recordholder's bank in the transfer process. If a problem with such performance arises, the recordholder should deal directly with such intermediaries or bank.

  Additional documentation regarding a redemption by any means may be required to effect a redemption when deemed appropriate by Goldman Sachs. The request for such redemption will not be considered to have been received in proper form until such additional documentation has been received.

  Institutions (including banks, trust companies, brokers and investment advisers) are responsible for the timely transmittal of redemption requests by their customers to the Transfer Agent. In order to facilitate the timely transmittal of redemption requests, these institutions have established times by which redemption requests must be received by them. Additional documentation may be required when deemed appropriate by an institution.

                                  APPENDIX A

  This Appendix describes various investments and investment techniques that may be used by the Underlying Funds. This Appendix also describes certain risks associated with these investments and techniques. Further information is provided in the Additional Statement and in the prospectuses of the Underlying Funds.

  As noted above, the Underlying Equity Funds invest primarily in common stocks and other equity securities (including real estate investment trusts), and the Underlying Fixed Income Funds invest primarily in fixed income securities. The Short Duration Government and Adjustable Rate Government Funds invest in U.S. Government securities and related repurchase agreements, and neither of these Funds, the Government Income Fund nor the Financial Square Prime Obligations Fund makes foreign investments. The investments of the Financial Square Prime Obligations Fund are limited by SEC regulations applicable to money market funds as described in its prospectus, and do not include many of the types of investments discussed below that are permitted for the other Underlying Funds. With these exceptions, and the further exceptions noted below, the following description applies generally to the Underlying Funds.

                      (1) DESCRIPTION OF INVESTMENTS AND
                 INVESTMENT TECHNIQUES OF THE UNDERLYING FUNDS

CONVERTIBLE SECURITIES

  The Underlying Funds may invest in convertible securities, including debt obligations and preferred stock of the issuer convertible at a stated exchange rate into common stock of the issuer. As with all fixed income securities, the market value of convertible securities tends to decline as interest rates increase and, conversely, to increase as interest rates decline. However, when the market price of the common stock underlying a convertible security exceeds the conversion price, the convertible security tends to reflect the market price of the underlying common stock. The convertible securities in which the CORE U.S. Equity Fund, CORE Large Cap Growth Fund, CORE Small Cap Equity Fund and CORE International Equity Fund (the "CORE Equity Funds") invest are not subject to any minimum rating criteria. The convertible debt securities in which the other Funds may invest are subject to the same rating criteria as a Fund's investments in non-convertible debt securities.

PREFERRED STOCK, WARRANTS AND RIGHTS

  The Underlying Funds may invest in preferred stock, warrants and rights. Preferred stocks are securities that represent an ownership interest providing the holder with claims on the issuer's earnings and assets before common stock owners but after bond owners. Unlike debt securities, the obligations of an issuer of preferred stock, including dividend and other payment obligations, may not typically be accelerated by the holders of such preferred stock on the occurrence of an event of default (such as a covenant default or filing of a bankruptcy petition) or other non-compliance by the issuer with the terms of the preferred stock.

  Warrants and other rights are options to buy a stated number of shares of common stock at a specified price during the life of the warrant. The holders of warrants and rights have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer.

REAL ESTATE INVESTMENT TRUSTS ("REITS")

  The Real Estate Securities Fund expects to invest a substantial portion of its total assets in REITs, which are pooled investment vehicles that invest primarily in either real estate or real estate related loans. In addition, the other Underlying Equity Funds may invest in REITs from time to time. REITs are dependent upon the ability of the REITs' managers, and are subject to heavy cash flow dependency, default by borrowers and the qualification of the REITs under applicable regulatory requirements for favorable federal income tax treatment. REITs are also subject to risks generally associated with investments in real estate including possible declines in the value of real estate, general and local economic conditions, environmental problems and changes in interest rates. To the extent that assets underlying a REIT are concentrated geographically, by property type or in certain other respects, these risks may be heightened. A Fund will indirectly bear its proportionate share of any expenses, including management fees, paid by a REIT in which it invests.

FOREIGN INVESTMENTS

  Foreign Securities. Certain of the Underlying Funds may invest in foreign securities in accordance with their investment objectives and policies. Investing in the securities of foreign issuers involves risks that are not typically associated with investing in equity securities of domestic issuers quoted in U.S. dollars. Such investments may be affected by changes in currency rates, changes in foreign or U.S. laws or restrictions applicable to such investments and in exchange control regulations (e.g., currency blockage). A decline in the exchange rate of the currency (i.e., weakening of the currency against the U.S. dollar) in which a portfolio security is quoted or denominated relative to the U.S. dollar would reduce the value of the portfolio security.

  Foreign issuers are not generally subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to U.S. issuers. There may be less publicly available information about a foreign issuer than about a U.S. issuer. In addition, there is generally less government regulation of foreign markets, companies and securities dealers than in the United States.

  Foreign securities markets may have substantially less volume than U.S. securities markets and securities of many foreign issuers are less liquid and more volatile than securities of comparable domestic issuers. Furthermore, with respect to certain foreign countries, there is a possibility of nationalization, expropriation or confiscatory taxation, imposition of withholding or other taxes on dividend or interest payments (or, in some cases, capital gains), limitations on the removal of funds or other assets of the Funds, political or social instability or diplomatic developments which could affect investments in those countries.

  Investments in foreign securities may take the form of sponsored and unsponsored American Depository Receipts ("ADRs"), Global Depository Receipts ("GDRs"), European Depository Receipts ("EDRs") or other similar instruments representing securities of foreign issuers (together, "Depository Receipts"). ADRs represent the right to receive securities of foreign issuers deposited in a domestic bank or a correspondent bank. Prices of ADRs are quoted in U.S. dollars, and ADRs are traded in the United States on exchanges or over-the-counter and are sponsored and issued by domestic banks. EDRs and GDRs are receipts evidencing an arrangement with a non-U.S. bank. EDRs and GDRs are not necessarily quoted in the same currency as the underlying security. To the extent a Fund acquires Depository Receipts through banks which do not have a contractual relationship with the foreign issuer of the security underlying the Depository Receipts to issue and service such Depository Receipts (unsponsored Depository Receipts), there may be an increased possibility that the Fund would not become aware of and be able to respond to corporate actions, such as stock splits or rights offerings involving the foreign issuer, in a timely manner. In addition, the lack of information may result in inefficiencies in the valuation of such instruments. Investment in Depository Receipts does not eliminate all the risks inherent in investing in securities of non-U.S. issuers. The market value of Depository Receipts is dependent upon the market value of the underlying securities and fluctuations in the relative value of the currencies in which the Depository Receipts and the underlying securities are quoted.

  Foreign Currency Transactions. Because investment in foreign issuers will usually involve currencies of foreign countries, and because certain Underlying Funds may have currency exposure independent of their securities positions, the value of the assets of a Fund as measured in U.S. dollars will be affected by changes in foreign currency exchange rates. A Fund may, to the extent it invests in foreign securities, purchase or sell foreign currencies on a spot basis and may also purchase or sell forward foreign currency exchange contracts for hedging purposes and to seek to protect against anticipated changes in future foreign currency exchange rates. In addition, the Core Fixed Income, Global Income, High Yield, CORE International Equity, International Equity, Emerging Markets Equity and Asia Growth Funds may enter into such contracts to seek to increase total return when the Fund's investment adviser anticipates that the foreign currency will appreciate or depreciate in value, but securities denominated or quoted in that currency do not present attractive investment opportunities and are not held in the Fund's portfolio. When entered into to seek to enhance return, forward foreign currency exchange contracts are considered speculative. Certain Funds may also engage in cross-hedging by using forward contracts in a currency different from that in which the hedged security is denominated or quoted if the Fund's investment adviser determines that there is a pattern of correlation between the two currencies.

  An Underlying Fund will incur costs in connection with conversions between various currencies. A Fund may hold foreign currency received in connection with investments in foreign securities when, in the judgment of its investment adviser, it would be beneficial to convert such currency into U.S. dollars at a later date, based on anticipated changes in the relevant exchange rates.

  Currency exchange rates may fluctuate significantly over short periods of time causing, along with other factors, an Underlying Fund's net asset value to fluctuate. Currency exchange rates generally are determined by the forces of supply and demand in the foreign exchange markets and the relative merits of investments in different countries, actual or anticipated changes in interest rates and other complex factors, as seen from an international perspective. Currency exchange rates also can be affected unpredictably by the intervention of U.S. or foreign governments or central banks or the failure to intervene or by currency controls or political developments in the U.S. or abroad.

  Certain of the Underlying Funds may enter into currency swaps, which involve the exchange by a Fund with another party for their respective rights to make or receive payments in specified currencies. Currency swaps usually involve the delivery of a gross payment stream in one designated currency in exchange for the gross payment stream in another designated currency. Therefore, the entire payment stream under a currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations.

  The market in forward foreign currency exchange contracts, currency swaps and other privately negotiated currency instruments offers less protection against defaults by the other party to such instruments than is available for currency instruments traded on an exchange. Such contracts are subject to the risk that the counterparty to the contract will default on its obligations. Since these contracts are not guaranteed by an exchange or clearinghouse, a default on the contract would deprive an Underlying Fund of unrealized profits or the benefits of a currency hedge or force the Fund to cover its purchase or sale commitments, if any, at the current market price.

FIXED INCOME SECURITIES

  U.S. Government Securities. The Underlying Funds may invest in U.S. Government securities. Generally, these securities include U.S. Treasury obligations and obligations issued or guaranteed by U.S. Government agencies, instrumentalities or sponsored enterprises. U.S. Government securities also include Treasury receipts and other stripped U.S. Government securities, where the interest and principal components of stripped U.S. Government securities are traded independently.

  Foreign Government Securities. The Core Fixed Income, Global Income, High Yield, CORE International Equity, International Equity, Emerging Markets Equity and Asia Growth Funds may invest in debt obligations of foreign governments and governmental agencies, including those of Emerging Countries. Investment in sovereign debt obligations involves special risks not present in debt obligations of corporate issuers. The issuer of the debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due in accordance with the terms of such debt, and a Fund may have limited recourse in the event of a default. Periods of economic uncertainty may result in the volatility of market prices of sovereign debt, and in turn a Fund's net asset value, to a greater extent than the volatility inherent in debt obligations of U.S. issuers. A sovereign debtor's willingness or ability to repay principal and pay interest in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign currency reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor's policy toward international lenders and the political constraints to which a sovereign debtor may be subject.

  Mortgage-Backed Securities. The Underlying Funds (other than the four CORE Equity Funds) may invest in mortgage-backed securities ("Mortgage-Backed Securities"), which represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by real property. Therefore, Mortgage-Backed Securities are often subject to more rapid repayment than their stated maturity date would indicate as a result of principal prepayments on the underlying loans. This can result in significantly greater price and yield volatility than is the case with traditional fixed-income securities. During periods of declining interest rates, prepayments can be expected to accelerate, and thus impair a Fund's ability to reinvest the returns of principal at comparable yields. Conversely, in a rising interest rate environment, a declining prepayment rate will extend the average life of many Mortgage-Backed Securities and prevent a Fund from taking advantage of such higher yields.

  Adjustable Rate Mortgage-Backed Securities ("ARMS") allow a Fund to participate in increases in interest rates through periodic increases in the securities' coupon rates. During periods of declining interest rates, coupon rates may readjust downward resulting in lower yields to a Fund. Therefore, the value of an ARM is unlikely to rise during periods of declining interest rates to the same extent as fixed-rate securities. Interest rate declines may result in accelerated prepayment of mortgages with the result that proceeds from prepayments will be reinvested at lower interest rates. During periods of rising interest rates, changes in the coupon rate will lag behind changes in the market rate. ARMs are also typically subject to maximum increases and decreases in the interest rate adjustment which can be made on any one adjustment date, in any one year, or during the life of the security. In the event of dramatic increases or decreases in prevailing market interest rates, the value of a Fund's investments in ARMs may fluctuate more substantially since these limits may prevent the security from fully adjusting its interest rate to the prevailing market rates.

  The Funds may invest in Mortgage-Backed Securities issued or sponsored by both government and non-governmental entities. Privately issued Mortgage-Backed Securities are generally backed by pools of conventional (i.e., non-government guaranteed or insured) mortgage loans. In order to receive a high quality rating from the rating organizations (e.g., S&P or Moody's), privately issued Mortgaged-Backed Securities normally are structured with one or more types of "credit enhancement."

  The Funds may also invest in multiple class securities, including collateralized mortgage obligations ("CMOs") and Real Estate Mortgage Investment Conduit ("REMIC") pass-through or participation certificates. CMOs provide an investor with a specified interest in the cash flow from a pool of underlying mortgages or of other Mortgage-Backed Securities. CMOs are issued in multiple classes, each with a specified fixed or floating interest rate and a final scheduled distribution date. In most cases, payments of principal are applied to the CMO classes in the order of their respective stated maturities, so that no principal payments will be made on a CMO class until all other classes having an earlier stated maturity date are paid in full. A REMIC is a CMO that qualifies for special tax treatment under the Code, and invests in certain mortgages principally secured by interests in real property and other permitted investments.

  The Underlying Fixed Income Funds may also invest in stripped Mortgage-Backed Securities ("SMBS") (including interest only and principal only securities), which are derivative multiple class Mortgage-Backed Securities. SMBS are usually structured with two different classes: one that receives 100% of the interest payments and the other that receives 100% of the principal payments from a pool of mortgage loans. If the underlying mortgage loans experience different than anticipated prepayments of principal, a Fund may fail to fully recoup its initial investment in these securities. The market value of the class consisting entirely of principal payments generally is unusually volatile in response to changes in interest rates. The yields on a class of SMBS that receives all or most of the interest from mortgage loans are generally higher than prevailing market yields on other Mortgage-Backed Securities because their cash flow patterns are more volatile and there is a greater risk that the initial investment will not be fully recouped.

  Because derivative Mortgage-Backed Securities (such as principal-only (POs), interest-only (IOs) or inverse floating rate securities) are more exposed to mortgage prepayments, they generally involve a greater amount of risk. Small changes in prepayments can significantly impact the cash flow and the market value of these securities. The risk of faster than anticipated prepayments generally adversely affects IOs, super floaters and premium priced Mortgage-Backed Securities. The risk of slower than anticipated prepayments generally adversely affects POs, floating-rate securities subject to interest rate caps, support tranches and discount priced Mortgage-Backed Securities. In addition, particular derivative securities may be leveraged such that their exposure (i.e., price sensitivity) to interest rate and/or prepayment risk is magnified.

  Asset-Backed Securities. The Underlying Funds (other than the four CORE Equity Funds, the Adjustable Rate Government Fund and the Short Duration Government Fund) may also invest in asset-backed securities ("Asset-Backed Securities"). The principal and interest payments on Asset-Backed Securities are collateralized by pools of assets such as auto loans, credit card receivables, leases, installment contracts and personal property. Such asset pools are securitized through the use of special purpose trusts or corporations. Principal and interest payments may be credit enhanced by a letter of credit, a pool insurance policy or a senior/subordinated structure.

  Corporate and Bank Obligations. The Underlying Funds may invest in obligations issued or guaranteed by U.S. or foreign corporations and banks. Banks are subject to extensive but different governmental regulations which may limit both the amount and types of loans which may be made and interest rates which may be charged. In addition, the profitability of the banking industry is largely dependent upon the availability and cost of funds for the purpose of financing lending operations under prevailing money market conditions. General economic conditions as well as exposure to credit losses arising from possible financial difficulties of borrowers play an important part in the operation of this industry.

  Structured Securities. The Underlying Funds may invest in structured securities. The value of the principal of and/or interest on such securities is determined by reference to changes in the value of specific currencies, interest rates, commodities, indices or other financial indicators (the "Reference") or the relative change in two or more References. The interest rate or the principal amount payable upon maturity or redemption may be increased or decreased depending upon changes in the applicable Reference. The terms of the structured securities may provide that in certain circumstances no principal is due at maturity and, therefore, result in the loss of a Fund's investment. Structured securities may be positively or negatively indexed, so that appreciation of the Reference may produce an increase or decrease in the interest rate or value of the security at maturity. In addition, changes in the interest rates or the value of the security at maturity may be a multiple of changes in the value of the Reference. Consequently, structured securities may entail a greater degree of market risk than other types of fixed-income securities. Structured securities may also be more volatile, less liquid and more difficult to accurately price than less complex securities.

  Municipal Securities. The Core Fixed Income and High Yield Funds may make limited investments in instruments issued by state and local governmental issuers. These securities may include private activity bonds, municipal leases, certificates of participation and "auction rate" securities.

  Zero Coupon, Deferred Interest, Pay-In-Kind and Capital Appreciation
Bonds. Each Fund may invest in zero coupon, deferred interest and capital appreciation bonds. These are securities issued at a discount from their face value because interest payments are typically postponed until maturity. These securities also may take the form of debt securities that have been stripped of their interest payments. Each Fund may also invest in pay-in-kind securities which are securities that have interest payable by the delivery of additional securities. The market prices of zero coupon, deferred interest, pay-in-kind and capital appreciation bonds generally are more volatile than the market prices of interest-bearing securities and are likely to respond to a greater degree to changes in interest rates than interest-bearing securities having similar maturities and credit quality.

  Rating Criteria. The rating requirements for each of the Underlying Fixed Income Funds are stated above. Except as noted below, the Underlying Equity Funds (other than the four CORE Equity Funds, which only invest in debt instruments that are cash equivalents) may invest in debt securities rated at least investment grade at the time of investment. Investment grade debt securities are securities rated BBB or higher by Standard & Poor's or Baa or higher by Moody's. The Growth and Income, Capital Growth, Small Cap Value, International Equity, Emerging Markets Equity, Asia Growth and Real Estate Securities Funds may invest up to 10%, 10%, 35%, 35%, 35%, 35% and 20%, respectively, of their total assets in debt securities which are rated in the lowest rating categories by Standard & Poor's or Moody's (i.e., BB or lower by Standard & Poor's or Ba or lower by Moody's), including securities rated D by Moody's or Standard & Poor's. The Mid Cap Equity Fund may invest up to 10% of its total assets in below investment grade debt securities rated B or higher by Standard & Poor's or Moody's. Fixed income securities rated BB or Ba or below (or comparable unrated securities) are commonly referred to as "junk bonds," are considered predominately speculative and may be questionable as to principal and interest payments as described further below under "Risks of Investing in Non-Investment Grade Fixed-Income Securities." See Appendix A to the Additional Statement for a description of the corporate bond ratings assigned by Standard & Poor's and Moody's.

OPTIONS ON SECURITIES AND SECURITIES INDICES

  An Underlying Fund (other than the CORE U.S. Equity and CORE Large Cap Growth Funds) may write (sell) covered call and put options and purchase call and put options on any securities in which it may invest or on any securities index composed of securities in which it may invest. The writing and purchase of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of options to seek to increase total return involves the risk of loss if the Fund's investment adviser is incorrect in its expectation of fluctuations in securities prices or interest rates. The successful use of options for hedging purposes also depends in part on the ability of the investment adviser to manage future price fluctuations and the degree of correlation between the options and securities markets. If the investment adviser is incorrect in its expectation of changes in securities prices or determination of the correlation between the securities indices on which options are written and purchased and the securities in a Fund's investment portfolio, the investment performance of the Fund will be less favorable than it would have been in the absence of such options transactions. The writing of options could significantly increase a Fund's portfolio turnover rate and, therefore, associated brokerage commissions or spreads.

OPTIONS ON FOREIGN CURRENCIES

  An Underlying Fund may, to the extent it invests in foreign securities, purchase and sell (write) call and put options on foreign currencies for the purpose of protecting against declines in the U.S. dollar value of foreign portfolio securities and anticipated dividends on such securities and against increases in the U.S. dollar cost of foreign securities to be acquired. In addition, certain Funds may use options on currency to cross-hedge, which involves writing or purchasing options on one currency to hedge against changes in exchange rates for a different currency, if there is a pattern of correlation between the two currencies. As with other kinds of options transactions, however, the writing of an option on a foreign currency will constitute only a partial hedge, up to the amount of the premium received. If an option that a Fund has written is exercised, the Fund could be required to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses. The purchase of an option on foreign currency may constitute an effective hedge against exchange rate fluctuations; however, in the event of exchange rate movements adverse to a Fund's position, the Fund may forfeit the entire amount of the premium plus related transaction costs. In addition to purchasing call and put options for hedging purposes, the Core Fixed Income, Global Income, High Yield, CORE International Equity, International Equity, Emerging Markets Equity and Asia Growth Funds may purchase call or put options on currency to seek to increase total return when a Fund's investment adviser anticipates that the currency will appreciate or depreciate in value, but the securities quoted or denominated in that currency do not present attractive investment opportunities and are not held in the Fund's portfolio. When purchased or sold to seek to increase total return, options on currencies are considered speculative. Options on foreign currencies written or purchased by the Funds are traded on U.S. and foreign exchanges or over-the-counter.

FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS

  To seek to increase total return or to hedge against changes in interest rates, securities prices or currency exchange rates, an Underlying Fund may purchase and sell various kinds of futures contracts, and purchase and write call and put options on any of such futures contracts. Each Fund may also enter into closing purchase and sale transactions with respect to any such contracts and options.

  The futures contracts may be based on various securities (such as U.S. Government securities), foreign currencies, securities indices and other financial instruments and indices. An Underlying Fund will engage in futures and related options transactions for bona fide hedging purposes as defined in regulations of the Commodity Futures Trading Commission or to seek to increase total return to the extent permitted by such regulations. A Fund may not purchase or sell futures contracts or purchase or sell related options to seek to increase total return, except for closing purchase or sale transactions, if immediately thereafter the sum of the amount of initial margin deposits and premiums paid on the Fund's outstanding positions in futures and related options entered into for the purpose of seeking to increase total return would exceed 5% of the market value of the Fund's net assets. These transactions involve brokerage costs, require margin deposits and, in the case of contracts and options obligating a Fund to purchase securities or currencies, require the Fund to segregate and maintain cash or liquid assets with a value equal to the amount of the Fund's obligations or to otherwise cover the obligations in a manner permitted by the SEC.

  While transactions in futures contracts and options on futures may reduce certain risks, such transactions themselves entail certain other risks. See "Investment Objectives and Policies-Futures Contracts and Options on Future Contracts" in the Additional Statement. The loss incurred by a Fund in entering into futures contracts and in writing call options on futures is potentially unlimited and may exceed the amount of the premium received. Futures markets are highly volatile and the use of futures may increase the volatility of a Fund's net asset value. The profitability of a Fund's trading in futures to seek to increase total return depends upon the ability of its investment adviser to correctly analyze the futures markets. In addition, because of the low margin deposits normally required in futures trading, a relatively small price movement in a futures contract may result in substantial losses to a Fund. Further, futures contracts and options on futures may be illiquid, and exchanges may limit fluctuations in futures contract prices during a single day.

WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS

  The Underlying Funds may purchase when-issued securities. When-issued transactions arise when securities are purchased by a Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction. Each Fund may also purchase securities on a forward commitment basis; that is, make contracts to purchase securities for a fixed price at a future date beyond the customary three-day settlement period. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines prior to the settlement date. Although a Fund would generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring securities for its portfolio, a Fund may dispose of when-issued securities or forward commitments prior to settlement if its investment adviser deems it appropriate to do so.

ILLIQUID AND RESTRICTED SECURITIES

  No Underlying Fund will invest more than 15% (10% in the case of the Financial Square Prime Obligations Fund) of its net assets in illiquid investments, which include securities (both foreign and domestic) that are not readily marketable, swap transactions, certain SMBS, repurchase agreements maturing in more than seven days, time deposits with a notice or demand period of more than seven days, certain over-the-counter options and certain restricted securities, unless it is determined, based upon the continuing review of the trading markets for a specific restricted security, that such restricted security is eligible for resale under Rule 144A under the Securities Act of 1933 and, therefore, is liquid. Investing in restricted securities eligible for resale pursuant to Rule 144A may decrease the liquidity of an Underlying Fund's portfolio to the extent that qualified institutional buyers become for a time uninterested in purchasing these restricted securities.

REPURCHASE AGREEMENTS

  The Underlying Funds may enter into repurchase agreements with dealers in U.S. Government securities and member banks of the Federal Reserve System which furnish collateral at least equal in value or market price to the amount of their repurchase obligation. The Core Fixed Income, Global Income, High Yield, CORE International Equity, International Equity, Emerging Markets Equity and Asia Growth Funds may also enter into repurchase agreements involving certain foreign government securities. If the other party or "seller" defaults, a Fund might suffer a loss to the extent that the proceeds from the sale of the underlying securities and other collateral are less than the repurchase price. In addition, in the event of bankruptcy of the seller or failure of the seller to repurchase the securities as agreed, a Fund could suffer losses, including loss of interest on or principal of the security and costs associated with delay and enforcement of the repurchase agreement. Each Underlying Fund, together with other registered investment companies having management agreements with GSAM or its affiliates, may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which will be invested in one or more repurchase agreements.

LENDING OF PORTFOLIO SECURITIES

  The Underlying Funds may also seek to increase their income by lending portfolio securities. Under present regulatory policies, such loans may be made to institutions, such as certain broker-dealers, and are required to be secured continuously by collateral in cash, cash equivalents, or U.S. Government securities maintained on a current basis in an amount at least equal to the market value of the securities loaned. Cash collateral may be invested in cash equivalents. The value of the securities loaned may not exceed 33 1/3% of the value of the total assets of an Underlying Fund. A loss or delay in the recovery of securities could result if the institution which borrows securities breaches its agreement with the Fund.

SHORT SALES AGAINST-THE-BOX

  Certain Underlying Funds may make short sales of securities or maintain a short position, provided that at all times when a short position is open a Fund owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for an equal amount of the securities of the same issuer as the securities sold short (a short sale against-the-box). Not more than 25% of a Fund's net assets (determined at the time of the short sale) may be subject to such short sales.

MORTGAGE DOLLAR ROLLS

  The Underlying Fixed Income Funds (except the High Yield Fund) and the Real Estate Securities Fund may enter into mortgage "dollar rolls" in which a Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase substantially similar but not identical securities on a specified future date. During the roll period, the Fund loses the right to receive principal and interest paid on the securities sold. However, the Fund would benefit to the extent of any difference between the price received for the securities sold and the lower forward price for the future purchase or fee income plus the interest earned on the cash proceeds of the securities sold until the settlement date for the forward purchase. Unless such benefits exceed the income, capital appreciation and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique will diminish the investment performance of a Fund.

TEMPORARY INVESTMENTS

  Each Underlying Fund may, for temporary defensive purposes, invest 100% of its total assets (except that the CORE Equity Funds and Emerging Markets Equity Fund may only hold up to 35% of their respective total assets) in high quality fixed income securities. When assets are invested in such instruments, an Underlying Fund may not be achieving its investment objective.

PORTFOLIO TURNOVER

  The turnover rates of the Underlying Funds have ranged from 24% to 396% during their most recent fiscal years. There can be no assurance that the turnover rates of these funds will remain within this range during subsequent fiscal years. Higher turnover rates may result in higher brokerage costs and higher expenses being incurred by the Underlying Funds. In addition, higher turnover rates may result in higher taxable realized gains being incurred by shareholders.

MISCELLANEOUS TECHNIQUES

  In addition to the techniques and investments described above, each Underlying Fund may engage in the following techniques and investments: (i) mortgage swaps, index swaps and interest rate swaps, caps, floors and collars (Underlying Fixed Income Funds and Real Estate Securities Fund only), (ii) yield curve options and inverse floating rate securities (Underlying Fixed Income Funds and Real Estate Securities Fund only), (iii) loan participations (High Yield Fund only), (iv) other investment companies, and (v) custodial receipts.

  In addition, each Underlying Fund may borrow up to 33 1/3% of its total assets from banks for temporary or emergency purposes. A Fund may not make additional investments if borrowings (excluding covered mortgage dollar rolls) exceed 5% of its total assets.

                      (2) RELATED ADDITIONAL RISK FACTORS

RISKS OF INVESTING IN SMALL CAPITALIZATION COMPANIES AND REITs

  Investing in the securities of small capitalization companies and REITs involves greater risk and the possibility of greater portfolio price volatility. Among the reasons for the greater price volatility of these securities are the less certain growth prospects of smaller firms and the lower degree of liquidity in the markets for such securities. Small capitalization companies and REITs may have limited financial resources, may trade less frequently and in a limited volume and may be subject to more abrupt or erratic price movements than larger capitalization companies. An Underlying Fund may invest in securities of small capitalization companies and REITs that have experienced financial difficulties or are in an early development stage. Other risks associated with REITs are discussed in this Appendix A under "Real Estate Investment Trusts ("REITs')."

SPECIAL RISKS OF INVESTMENTS IN THE ASIAN AND OTHER EMERGING MARKETS

  Investing in the securities of issuers in Emerging Countries involves risks in addition to those discussed in this Appendix A under "Foreign Investments." The International Equity, Emerging Markets Equity and Asia Growth Funds may each invest without limit in the securities of issuers in Emerging Countries. Up to 35% of the total assets of the Emerging Markets Equity Fund may be invested in securities of issuers in any one Emerging Country. The High Yield and CORE International Equity Funds may each invest up to 25%, the

Growth and Income, Small Cap Value and Mid Cap Equity Funds may each invest up to 15% and the Core Fixed Income, Global Income and Capital Growth Funds may each invest up to 10% of its total assets in securities of issuers in Emerging Countries.

  Many Emerging Countries are subject to a greater degree of economic, political and social instability than is the case in Western Europe, the United States, Canada, Australia, New Zealand and Japan. The governments of some Emerging Countries are authoritarian in nature or have been installed or removed as a result of military coups, while governments in other Emerging Countries have periodically used force to suppress civil dissent. Disparities of wealth, the pace and success of democratization, and ethnic, religious and racial disaffection, among other factors, have also led to social unrest, violence and/or labor unrest in some Asian and other Emerging Countries. Investing in Emerging Countries involves the risk of loss due to expropriation, nationalization, confiscation of assets and property or the imposition of restrictions on foreign investments and on repatriation of capital invested. Many Emerging Countries have experienced currency devaluations and substantial and, in some cases, extremely high rates of inflation, which have a negative effect on the economies and securities markets of such Emerging Countries. Economies in Emerging Countries generally are dependent heavily upon commodity prices and international trade and, accordingly, have been and may continue to be affected adversely by the economies of their trading partners, trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade.

  The securities markets of Emerging Countries are marked by a high concentration of market capitalization and trading volume in a small number of issuers representing a limited number of industries, as well as a high concentration of ownership of such securities by a limited number of investors. A Fund's purchase and sale of portfolio securities in certain Emerging Countries may be constrained by limitations as to daily changes in the prices of listed securities, periodic trading or settlement volume and/or limitations on aggregate holdings of foreign investors. In addition, settlement procedures in Emerging Countries are frequently less developed and reliable than those in the United States and may involve a Fund's delivery of securities before receipt of payment for their sale. Significant delays are common in certain markets in registering the transfer of securities. Settlement or registration problems may make it more difficult for a Fund to value its portfolio securities and could cause the Fund to miss attractive investment opportunities, to have a portion of its assets uninvested or to incur losses due to the failure of a counterparty to pay for securities the Fund has delivered or the Fund's inability to complete its contractual obligations.

RISKS OF INVESTING IN FIXED INCOME SECURITIES

  The Financial Square Prime Obligations Fund attempts to maintain a stable net asset value of $1.00 per share and values its assets using the amortized cost method in accordance with SEC regulations. There is no assurance, however, that the Financial Square Prime Obligations Fund will be successful in maintaining its per share value at $1.00 on a continuous basis. The per share net asset values of the other Underlying Funds are expected to fluctuate on a daily basis.

  When interest rates decline, the market value of fixed income securities tends to increase. Conversely, when interest rates increase, the market value of fixed income securities tends to decline. Volatility of a security's market value will differ depending upon the security's duration, the issuer and the type of instrument. Investments in fixed income securities are subject to the risk that the issuer could default on its obligations and an Underlying Fund could sustain losses on such investments. A default could impact both interest and principal payments.

  The Underlying Funds may invest in various types of derivative debt securities that present more complex types of interest rate risks. These risks include call risk and extension risk. Call risk (i.e., where the issuer exercises its right to pay principal on an obligation earlier than scheduled) causes cash flow to be returned earlier than expected. This typically results when interest rates have declined and an Underlying Fund will suffer from having to reinvest in lower yielding securities. Extension risk (i.e., where the issuer exercises its right to pay principal on an obligation later than scheduled) causes cash flows to be returned later than expected. This typically results when interest rates have increased, and a Fund may be unable to recoup all of its initial investment and will also suffer from the inability to invest in higher yielding securities.

  Asset-Backed Securities present certain credit risks that are not presented by Mortgage-Backed Securities because Asset-Backed Securities generally do not have the benefit of a security interest in collateral that is comparable to mortgage assets. There is the possibility that, in some cases, recoveries on repossessed collateral may not be available to support payments on these securities.

RISKS OF INVESTING IN NON-INVESTMENT GRADE FIXED-INCOME SECURITIES

  Non-investment grade fixed-income securities are considered predominantly speculative by traditional investment standards. In some cases, these obligations may be highly speculative and have poor prospects for reaching investment grade standing. Non-investment grade fixed-income securities and unrated securities of comparable credit quality (commonly known as "junk bonds") are subject to the increased risk of an issuer's inability to meet principal and interest obligations. These securities, also referred to as high yield securities, may be subject to greater price volatility due to such factors as specific corporate developments, interest rate sensitivity, negative perceptions of the junk bond markets generally and less secondary market liquidity. Non-investment grade securities are generally unsecured and are often subordinated to the rights of other creditors of the issuers of such securities. Investment by a Fund in defaulted securities poses additional risk of loss should nonpayment of principal and interest continue in respect of such securities. Even if such securities are held to maturity, recovery by a Fund of its initial investment and any anticipated income or appreciation is uncertain.

RISKS OF OTHER DERIVATIVE TRANSACTIONS

  An Underlying Fund's transactions, if any, in options, futures, options on futures, swaps, structured securities and currency forward contracts involve certain risks, including a possible lack of correlation between changes in the value of hedging instruments and the portfolio assets (if any) being hedged, the potential illiquidity of the markets for derivative instruments, the risks arising from margin requirements and related leverage factors associated with such transactions. The use of these management techniques to seek to increase total return may be regarded as a speculative practice and involves the risk of loss if the investment adviser is incorrect in its expectation of fluctuations in securities prices, interest rates or currency prices.

NON-DIVERSIFICATION

  The Global Income Fund is registered as a "non-diversified" Fund under the 1940 Act and is, therefore, more susceptible to adverse developments affecting any single issuer. In addition, the Global Income Fund, and certain other Underlying Funds, may invest more than 25% of their total assets in the securities of corporate and governmental issuers located in a single foreign country. Concentration of a Fund's investments in such issuers will subject the Fund, to a greater extent than if investment was more limited, to the risks of adverse securities markets, exchange rates and social, political or economic events which may occur in those countries.

                                  APPENDIX B

   GUIDELINES FOR CERTIFICATION OF TAXPAYER IDENTIFICATION NUMBER ON ACCOUNT
                               INFORMATION FORM

  You are required by law to provide the Portfolio with your correct Taxpayer Identification Number (TIN), regardless of whether you file tax returns. Failure to do so may subject you to penalties. Failure to provide your correct TIN and to sign your name in the Certification section of the Account Information Form could result in withholding of 31% by the Portfolio for the federal backup withholding tax on distributions, redemptions, exchanges and other payments relating to your account.

  Any tax withheld may be credited against taxes owed on your federal income tax return.

  If you do not have a TIN, you should apply for one immediately by contacting your local office of the Social Security Administration or the Internal Revenue Service (IRS). Backup withholding could also apply to payments relating to your account prior to the Portfolio's receipt of your TIN. Special rules apply for certain entities. For example, for an account established under a Uniform Gifts or Transfers to Minors Act, the TIN of the minor should be furnished.

  If you have been notified by the IRS that you are subject to backup withholding because you failed to report all your interest and/or dividend income on your tax return and you have not been notified by the IRS that such withholding should cease, you must cross out item (2) in the Certification section of the Account Information Form.

  If you are an exempt recipient, you should furnish your TIN and certify your exemption by signing the Certification section and writing "exempt" after your signature. Exempt recipients include: corporations, tax-exempt pension plans and IRA's, governmental agencies, financial institutions, registered securities and commodities dealers and others.

  If you are a nonresident alien or foreign entity, you must provide a completed Form W-8 to the Portfolio in order to avoid backup withholding on certain payments. Other payments to you may be subject to nonresident alien withholding of up to 30%.

  For further information regarding backup and nonresident alien withholding, see Sections 3406, 1441 and 1442 of the Internal Revenue Code and consult your tax adviser.

--------------------------------------------------------------------------------

GOLDMAN SACHS ASSET
MANAGEMENT
ONE NEW YORK PLAZA
NEW YORK, NEW YORK 10004

GOLDMAN, SACHS & CO.
DISTRIBUTOR
85 BROAD STREET
NEW YORK, NEW YORK 10004

GOLDMAN, SACHS & CO.
TRANSFER AGENT
4900 SEARS TOWER
CHICAGO, ILLINOIS 60606

STATE STREET BANK AND TRUST COMPANY
CUSTODIAN
1776 HERITAGE DRIVE
NORTH QUINCY, MASSACHUSETTS 02171

ARTHUR ANDERSEN LLP
INDEPENDENT PUBLIC ACCOUNTANTS
225 FRANKLIN STREET
BOSTON, MASSACHUSETTS 02110

TOLL FREE (IN U.S.) . . . . . . . . 800-621-2550


------------------------------------------------
------------------------------------------------

GOLDMAN SACHS

ASSET ALLOCATION PORTFOLIOS

------------------------------------------------

PROSPECTUS

INSTITUTIONAL SHARES



[LOGO] GOLDMAN SACHS

------------------------------------------------
------------------------------------------------
AAPROINST

--------------------------------------------------------------------------------

PROSPECTUS
January 1, 1998                  GOLDMAN SACHS
                          ASSET ALLOCATION PORTFOLIOS
                                 SERVICE SHARES

  The Goldman Sachs Asset Allocation Portfolios (the "Portfolios") are professionally-managed portfolios designed to take advantage of the benefits of asset allocation. Each Portfolio has a separate objective, which it seeks to achieve by investing in a number of other Goldman Sachs mutual funds (the "Underlying Funds").

GOLDMAN SACHS INCOME STRATEGY PORTFOLIO
  Seeks a high level of current income with greater stability of principal than an investment in equity securities alone.

GOLDMAN SACHS GROWTH AND INCOME STRATEGY PORTFOLIO
  Seeks long-term capital appreciation and current income.

GOLDMAN SACHS GROWTH STRATEGY PORTFOLIO
  Seeks capital appreciation and secondarily current income.

GOLDMAN SACHS AGGRESSIVE GROWTH STRATEGY PORTFOLIO
  Seeks capital appreciation.

  Goldman Sachs Asset Management ("GSAM"), New York, New York, a separate operating division of Goldman, Sachs & Co. ("Goldman Sachs"), serves as investment adviser to each Portfolio. GSAM and its affiliates also provide advisory services to the Underlying Funds. GSAM is also referred to in this Prospectus as the "Investment Adviser." Goldman Sachs serves as the Portfolios' distributor and transfer agent.

SERVICE SHARES OF THE PORTFOLIOS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK OR OTHER INSURED DEPOSITORY INSTITUTION AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN A PORTFOLIO INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

  This Prospectus provides information about Goldman Sachs Trust (the "Trust") and the Portfolios that a prospective investor should understand before investing. This Prospectus should be retained for future reference. A Statement of Additional Information (the "Additional Statement"), dated January 1, 1998, containing further information about the Trust and the Portfolios which may be of interest to investors, has been filed with the Securities and Exchange Commission ("SEC"), is incorporated herein by reference in its entirety, and may be obtained without charge from Service Organizations (as defined herein) or Goldman Sachs by calling the telephone number, or writing to one of the addresses, listed on the back cover of this Prospectus. The SEC maintains a Web site (http://www.sec.gov) that contains the Additional Statement and other information regarding the Trust.

                               TABLE OF CONTENTS

                                     PAGE
                                     ----
Portfolio Highlights................   2
Fees and Expenses...................   6
Investment Objectives and Policies..   8
Risk Factors and Special
 Considerations.....................  10
Description of Underlying Funds.....  11
Management..........................  18
Net Asset Value.....................  22
Performance Information.............  22
Shares of the Trust.................  23
Taxation............................  23

                                       PAGE
                                       ----
Additional Information................  25
Additional Services...................  25
Reports to Shareholders...............  26
Dividends.............................  26
Purchase of Service Shares............  26
Exchange Privilege....................  28
Redemption of Service Shares..........  28
Appendix A............................ A-1
Appendix B............................ B-1

                              PORTFOLIO HIGHLIGHTS


   The following is intended to highlight certain information and is qualified in its entirety by the more detailed information contained in this Prospectus.

  WHAT IS THE GOLDMAN SACHS TRUST?

   The Goldman Sachs Trust is an open-end management investment company that offers its shares in several investment portfolios (mutual funds). Each Portfolio pools the monies of investors by selling its shares to the public and investing these monies in a portfolio of securities designed to achieve that Portfolio's stated investment objective.

  WHAT ARE THE INVESTMENT OBJECTIVES AND POLICIES OF THE PORTFOLIOS?

   Each Portfolio has distinct investment objectives and policies. Each Portfolio seeks to achieve its objectives by investing in a combination of Underlying Funds for which Goldman Sachs now or in the future acts as investment adviser or principal underwriter. Some of these Funds invest primarily in fixed income or money market securities (the "Underlying Fixed Income Funds"); other Funds invest primarily in equity securities (the "Underlying Equity Funds"). Investors may choose to invest in one or more of the Portfolios based on their personal investment goals, risk tolerances and financial circumstances. For a further description of the Portfolios' investment objectives and policies, see "Investment Objectives and Policies."

--------------------------------------------------------------------------------

   PORTFOLIO NAMES   INVESTMENT OBJECTIVES               INVESTMENT CRITERIA
  ----------------  ------------------------ -------------------------------------------
  GOLDMAN SACHS     High level of current    Under normal conditions, approximately 60%
  INCOME STRATEGY   income with greater      of the Portfolio's total assets will be
  PORTFOLIO         stability of principal   allocated among Underlying Fixed Income
                    than an investment in    Funds. Allocation to Underlying Equity
                    equity securities alone. Funds is intended to add diversification and enhance returns, but will also add some
                                             volatility.
----------------------------------------------------------------------------------------
  GOLDMAN SACHS     Long-term capital        Under normal conditions, approximately 60%
  GROWTH AND        appreciation and current of the Portfolio's total assets will be
  INCOME STRATEGY   income.                  allocated among Underlying Equity Funds,
  PORTFOLIO                                  which are intended to provide the capital
                                             appreciation component. Allocation to
                                             Underlying Fixed Income Funds is intended
                                             to provide the income component.
----------------------------------------------------------------------------------------
  GOLDMAN SACHS     Capital appreciation and Under normal conditions, approximately 80%
  GROWTH STRATEGY   secondarily current      of the Portfolio's total assets will be
  PORTFOLIO         income.                  allocated among Underlying Equity Funds,
                                             with a blend of domestic large cap, small
                                             cap and international exposure to seek
                                             capital appreciation. Allocation to
                                             Underlying Fixed Income Funds is to provide
                                             diversification.
----------------------------------------------------------------------------------------
  GOLDMAN SACHS     Capital appreciation.    Under normal conditions, substantially all
  AGGRESSIVE                                 of the Portfolio's total assets will be
  GROWTH STRATEGY                            allocated among Underlying Equity Funds,
  PORTFOLIO                                  with a greater focus on small cap and
                                             international investments.

 WHAT IS GOLDMAN SACHS ASSET MANAGEMENT'S GLOBAL ASSET ALLOCATION PROCESS?


  The Quantitative Research Group at GSAM uses disciplined quantitative models to determine the relative attractiveness of the world's stock, bond and currency markets. GSAM's models use financial and economic variables to capture fundamental relationships that it believes make sense. While GSAM's process is rigorous and quantitative, it also incorporates clear economic reasoning behind each recommendation.

  Each Portfolio starts with a "base-line" or strategic allocation among the various asset classes. GSAM will then tactically deviate from the strategic allocations based on forecasts provided by the models. The tactical process seeks to add value by overweighting attractive markets and underweighting unattractive markets. Greater deviations from the strategic allocation of a given Portfolio result in higher risk that the tactical allocation will underperform the strategic allocation. However, GSAM's risk control process balances the amount any asset class can be overweighted or underweighted in seeking to achieve higher expected returns against the amount of risk imposed by that deviation from the strategic allocation. GSAM employs Goldman, Sachs & Co.'s proprietary Black-Litterman asset allocation technique in an effort to optimally balance these two goals. This technique combines the Quantitative Research Group's market forecasts with economic equilibrium in seeking to construct risk-controlled portfolios.

 WHAT ARE THE RISK FACTORS AND SPECIAL CHARACTERISTICS THAT I SHOULD CONSIDER BEFORE INVESTING?


  The Portfolios are intended as an efficient and cost-effective method of giving investors access to four different portfolio mixes. The risk/return balance of each Portfolio is varied by the proportion of assets allocated to the different kinds of investments. For example, the Aggressive Growth Strategy Portfolio intends to invest substantially all of its assets in Underlying Funds that invest in equity securities. An investor seeking capital appreciation potential, with a longer time horizon and a tolerance for volatility, might choose this Portfolio. Conversely, an investor seeking a balance of income and growth, with a shorter time horizon and less tolerance for volatility, might choose the Income Strategy Portfolio or Growth and Income Strategy Portfolio, which invest a larger portion of their assets in Underlying Funds that invest in fixed income securities.

  Because the assets of each Portfolio are invested in Underlying Funds, each Portfolio's investment performance is directly related to the investment performance of the Underlying Funds held by it. The ability of a Portfolio to meet its investment objective is, therefore, also directly related to the ability of the Underlying Funds held to meet their objectives, as well as the allocation among those Underlying Funds by the Investment Adviser.

  The value of the Underlying Funds' investments, and the net asset values of the shares of both the Underlying Funds and the Portfolios, will fluctuate in response to changes in market and economic conditions, as well as the financial condition and prospects of issuers in which the Underlying Funds invest. An Underlying Fund's use of certain investment techniques, including derivatives, forward contracts, options and futures, will subject the Fund to greater risk than funds that do not employ such techniques. In addition, investments by certain Underlying Funds in foreign issuers, currencies, real estate investment trusts and small market capitalization companies will expose those Funds to a higher degree of risk and price volatility. These investments include securities of issuers located in countries in Asia, Latin America, Eastern Europe and Africa whose economies or securities markets are considered not to be fully developed ("Emerging Countries"). Some

Underlying Funds may also invest in non-investment grade fixed income securities (commonly referred to as "junk bonds"), which are considered to be speculative by traditional investment standards.

  An investor in the Portfolios should realize that investments in the Underlying Funds can be made directly. By investing in the Underlying Funds indirectly through the Portfolios, an investor will incur not only a proportionate share of the expenses of the Underlying Funds (including operating costs and investment management fees), but also expenses of the Portfolios. While the Portfolios offer a greater level of diversification than many other types of mutual funds, a single Portfolio may not provide a complete investment program for an investor.

  For a further description of the risks involved in an investment in the Portfolios and the Underlying Funds, see "Risk Factors and Special Considerations" and Appendix A to this Prospectus.

 WHO MANAGES THE PORTFOLIOS?


  Goldman Sachs Asset Management serves as Investment Adviser to the Portfolios and, except as noted, to each Underlying Fund. Goldman Sachs Funds Management, L.P. serves as investment adviser to the CORE U.S. Equity, Capital Growth, Adjustable Rate Government and Short Duration Government Funds. Goldman Sachs Asset Management International serves as investment adviser to the International Equity, Emerging Markets Equity, Asia Growth and Global Income Funds. As of November 21, 1997, the Investment Adviser, together with its affiliates, acted as investment adviser or distributor for assets in excess of $133.6 billion.

 WHO DISTRIBUTES THE PORTFOLIOS' SHARES?


  Goldman Sachs acts as distributor of each Portfolio's shares.

 WHAT IS THE MINIMUM INVESTMENT?


  The Portfolios do not have any minimum purchase or account requirements with respect to Service Shares. A Service Organization may, however, impose a minimum amount for initial and subsequent investments in Service Shares, and may establish other requirements such as a minimum account balance.

 HOW DO I PURCHASE SERVICE SHARES?


  Customers of Service Organizations may invest in Service Shares only through their Service Organizations. Service Shares of a Portfolio are purchased at the current net asset value without any sales load. See "Purchase of Service Shares."

  ADDITIONAL SERVICES. The Trust, on behalf of the Portfolios, has adopted a Service Plan with respect to the Service Shares which authorizes a Portfolio to compensate Service Organizations for providing account administration and shareholder liaison services to their customers who are the beneficial owners of such Shares. The Trust, on behalf of the Portfolios, will enter into agreements with each Service Organization which will provide for compensation to the Service Organization in an amount up to 0.50% (on an annualized basis) of the average daily net assets of the Service Shares of the Portfolios attributable to or held in the name of the Service Organization for its customers. This compensation is in addition to any other compensation, if any, a Service Organization may receive from its customers, the Trust or Goldman Sachs. See "Additional Services."

 HOW DO I SELL MY SERVICE SHARES?


  You may redeem Service Shares upon request on any Business Day, as defined under "Additional Information," at the net asset value next determined after receipt of such request in proper form. See "Redemption of Service Shares."

 HOW DO I RECEIVE DIVIDENDS AND DISTRIBUTIONS?


                                                                      CAPITAL
                                       INVESTMENT INCOME DIVIDENDS     GAINS
PORTFOLIO                                   DECLARED AND PAID      DISTRIBUTIONS
---------                              --------------------------- -------------
Income Strategy.......................            Monthly            Annually
Growth and Income Strategy............          Quarterly            Annually
Growth Strategy.......................          Quarterly            Annually
Aggressive Growth Strategy............          Annually             Annually

  Recordholders of Service Shares may receive dividends in additional Service Shares of the Portfolio in which you have invested or you may elect to receive dividends in cash. For further information concerning dividends, see "Dividends."

                               FEES AND EXPENSES
                               (SERVICE SHARES)


                                                GROWTH AND           AGGRESSIVE
                                       INCOME     INCOME    GROWTH     GROWTH
                                      STRATEGY   STRATEGY  STRATEGY   STRATEGY
                                      PORTFOLIO PORTFOLIO  PORTFOLIO PORTFOLIO
                                      --------- ---------- --------- ----------
SHAREHOLDER TRANSACTION EXPENSES:
 Maximum Sales Charge Imposed on Pur-
  chases.............................   None       None      None       None
 Maximum Sales Charge Imposed on Re-
  invested Dividends.................   None       None      None       None
 Redemption Fees.....................   None       None      None       None
 Exchange Fees.......................   None       None      None       None
ANNUAL FUND OPERATING EXPENSES:
 (as a percentage of average daily
  net assets)
 Management Fees (for asset
  allocation) (after applicable
  limitations)/1/....................   0.15%      0.15%     0.15%      0.15%
 Service Fees/2/.....................   0.50%      0.50%     0.50%      0.50%
Other Expenses:
 Underlying Fund Expenses/3/.........   0.65%      0.76%     0.81%       .90%
 Other Expenses (after applicable
  limitations)/4/....................   0.10%      0.10%     0.10%      0.10%
                                        ----       ----      ----       ----
TOTAL FUND OPERATING EXPENSES (after
 expense limitations)/5/.............   1.40%      1.51%     1.56%      1.65%
                                        ====       ====      ====       ====

--------
/1/The Investment Adviser has voluntarily agreed that a portion of the management fees would not be imposed on the Portfolios equal to 0.20%. Without such limitation, management fees would be 0.35% of each Portfolio's average daily net assets.
/2/Service Organizations may charge other fees to their customers who are beneficial owners of Service Shares in connection with their customer accounts.
/3/Based on estimated amounts for the current fiscal year. Underlying Fund expenses for each Portfolio are estimated based upon the initial allocation of each Portfolio's investment in the Underlying Funds and upon the total operating expenses of the Underlying Funds for their last fiscal years or their estimated expenses for the current year. Actual Underlying Fund expenses incurred by each Portfolio may vary with changes in the allocation of each Portfolio's assets among the Underlying Funds and with other events that directly affect the expenses of the Underlying Funds. For additional information on the total operating expenses of each Underlying Fund, please refer to "Management--Expenses."
/4/The Investment Adviser voluntarily has agreed to reduce or limit certain other expenses (excluding management and service fees, taxes, interest, brokerage fees, and litigation, indemnification and other extraordinary expenses) for each Portfolio to the extent such expenses exceed 0.10% of the Portfolio's average daily net assets.
/5/Without the limitations and waivers described above, "Other Expenses" and "Total Operating Expenses" of the Portfolios for the current fiscal year are estimated to be as follows:

                                              GROWTH AND                      AGGRESSIVE
                            INCOME STRATEGY INCOME STRATEGY GROWTH STRATEGY GROWTH STRATEGY
                               PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO
                            --------------- --------------- --------------- ---------------
   Other Expenses..........      1.14%           0.60%           0.78%           2.21%
   Total Operating Ex-
    penses.................      2.64%           2.21%           2.44%           3.96%

  The Portfolios will invest only in Institutional Shares of the Underlying Funds and, accordingly, will not pay any sales load or 12b-1 distribution or service fees in connection with their investments in shares of the Underlying Funds. The Portfolios will, however, indirectly bear their pro rata share of the fees and expenses incurred by the Underlying Funds that are applicable to Institutional Shareholders. The following example assumes the payment by each Portfolio of operating expenses at the levels set forth in the table above and of its pro rata share of the Institutional Share expenses of the Underlying Funds (also as set forth above) in which a Portfolio is expected to initially invest.

EXAMPLE

  You would pay the following expenses on a hypothetical $1,000 investment, assuming (1) a 5% annual return and (2) redemption at the end of each time period:

                                                                  1 YEAR 3 YEARS
                                                                  ------ -------
Income Strategy Portfolio........................................  $14     $44
Growth and Income Strategy Portfolio.............................  $15     $48
Growth Strategy Portfolio........................................  $16     $49
Aggressive Growth Strategy Portfolio.............................  $17     $52

  The Investment Adviser and Goldman Sachs have no current intention of modifying or discontinuing any of the limitations set forth above but may do so in the future at their discretion. The information set forth in the foregoing table and hypothetical example relates only to Service Shares of the Portfolios. Each Portfolio also offers Class A, B, C and Institutional Shares, which are subject to different fees and expenses (which affect performance), have different minimum investment requirements and are entitled to different services. Information regarding Class A, B, C and Institutional Shares of the Portfolios may be obtained from an investor's sales representative or from Goldman Sachs by calling the number on the back cover of this Prospectus.

  Certain Service Organizations may receive compensation in connection with the sale and distribution of Service Shares. For additional information regarding such compensation, see "Purchase of Service Shares" in this Prospectus and the Additional Statement.

  The purpose of the foregoing tables is to assist investors in understanding the various fees and expenses of a Portfolio that an investor will bear directly or indirectly. As stated, the information on the fees and expenses included in the tables and hypothetical example above is based on each Portfolio's estimated fees and expenses for the current fiscal year and expected initial allocation among the Underlying Funds, and should not be considered as representative of past or future expenses. Actual fees and expenses may be more or less than those indicated. Moreover, while the example assumes a 5% annual return, a Portfolio's actual performance will vary and may result in an actual return more or less than 5%. Information about the actual performance of the Portfolios will be contained in the Portfolios' future annual shareholder reports, which may be obtained without charge when they become available.

                      INVESTMENT OBJECTIVES AND POLICIES


  The four Portfolios described in this Prospectus are intended for investors who prefer to have their asset allocation decisions made by professional money managers. Each Portfolio seeks to achieve its investment objective by investing within specified equity and fixed income ranges among Underlying Funds having different combinations of investments and different degrees of potential investment risk and reward. An investor should choose a Portfolio based on personal objectives, investment time horizon, tolerance for risk and personal financial circumstances.

  The Income Strategy Portfolio's investment objective is to seek a high level of current income with greater stability of principal than an investment in equity securities alone. The Growth and Income Strategy Portfolio's investment objective is to seek long-term capital appreciation and current income. The Growth Strategy Portfolio's investment objective is to seek capital appreciation and secondarily current income. The Aggressive Growth Strategy Portfolio's investment objective is to seek capital appreciation. There can be no assurance that any Portfolio's investment objective will be achieved.

  In managing the Portfolios, the Investment Adviser will seek to maintain different allocations among the Underlying Equity Funds and the Underlying Fixed Income Funds depending on a Portfolio's investment objective. The tables below illustrate the initial Underlying Equity/Fixed Income Fund allocation targets and ranges for each Portfolio:

     EQUITY/FIXED INCOME RANGE (PERCENTAGE OF EACH PORTFOLIO'S NET ASSETS)

    NAME OF PORTFOLIO                                            TARGET  RANGE
    -----------------                                            ------ --------
Income Strategy Portfolio
  Equity........................................................   40%   20%-60%
  Fixed Income..................................................   60%   40%-80%
Growth and Income Strategy Portfolio
  Equity........................................................   60%   40%-80%
  Fixed Income..................................................   40%   20%-60%
Growth Strategy Portfolio
  Equity........................................................   80%  60%-100%
  Fixed Income..................................................   20%    0%-40%
Aggressive Growth Strategy Portfolio
  Equity........................................................  100%  75%-100%
  Fixed Income..................................................    0%    0%-25%

  The Investment Adviser will invest in particular Underlying Funds based on various criteria. Among other things, the Investment Adviser will analyze the Underlying Funds' respective investment objectives, policies and investment strategies in order to determine which Underlying Funds, in combination with other Underlying Funds, are appropriate in light of a Portfolio's investment objectives.

  Each Portfolio is authorized to invest in any or all of the Underlying Funds. However, it is expected that a Portfolio will normally be invested in only some of the Underlying Funds at any particular time. A Portfolio's investment in any of the Underlying Funds may and, in some cases is expected to, exceed 25% of its total assets.

For example, the Growth Strategy and Aggressive Growth Strategy Portfolios are each expected to invest initially more than 25% of their assets in the Growth & Income Fund described below. Similarly, it is expected that the Aggressive Growth Strategy and Income Strategy Portfolios will invest more than 25% of their assets in the CORE International and Short Duration Government Funds, respectively. The Investment Adviser also expects that each Portfolio (in addition to those listed above) will initially invest a relatively significant percentage of its equity allocation in the Growth & Income, CORE Large Cap Growth and CORE International Equity Funds; that the Growth and Income Strategy Portfolio will invest a relatively significant percentage of its assets in the Core Fixed Income and Global Income Funds; and that the Income Strategy Portfolio will invest a relatively significant percentage of its assets in the Global Income Fund. THE PARTICULAR UNDERLYING FUNDS IN WHICH EACH PORTFOLIO MAY INVEST, THE EQUITY/FIXED INCOME FUND TARGETS AND RANGES AND THE INVESTMENTS IN EACH UNDERLYING FUND MAY BE CHANGED FROM TIME TO TIME WITHOUT SEEKING THE APPROVAL OF THE PORTFOLIO'S SHAREHOLDERS.

  Changes in the net asset values of the Underlying Funds will affect a Portfolio's net asset value. Because each Portfolio invests primarily in other mutual funds, which fluctuate in value, the Portfolios' shares will correspondingly fluctuate in value. Although the Portfolios normally seek to remain substantially invested in the Underlying Funds, a Portfolio may invest a portion of its assets in high quality, short-term debt obligations to maintain liquidity in order to meet shareholder redemptions and other short-term cash needs. These obligations may include commercial paper, certificates of deposit, bankers' acceptances, repurchase agreements, debt obligations backed by the full faith and credit of the U.S. Government and demand and time deposits of domestic and foreign banks and savings and loan associations. There may be times when, in the opinion of the Investment Adviser, abnormal market or economic conditions warrant that, for temporary defensive purposes, a Portfolio invest without limitation in short-term obligations. A Portfolio may also borrow money for temporary or emergency purposes.

  Each Portfolio's turnover rate is expected not to exceed 50% annually. A Portfolio may purchase or sell securities to: (a) accommodate purchases and sales of its shares; (b) change the percentages of its assets invested in each of the Underlying Funds in response to economic or market conditions; and (c) maintain or modify the allocation of its assets among the Underlying Funds within the percentage ranges described above.

  Each Portfolio is subject to certain investment restrictions that are described in detail under "Investment Restrictions" in the Additional Statement. Fundamental investment restrictions of a Portfolio cannot be changed without approval of a majority of the outstanding shares of that Portfolio. Each Portfolio's investment objectives and all policies not specifically designated as fundamental are non-fundamental and may be changed without shareholder approval. If there is a change in a Portfolio's investment objective, shareholders should consider whether that Portfolio remains an appropriate investment in light of their then current financial positions and needs.

  For information about the investment objectives of the Underlying Funds and their investment securities, techniques and risks, see "Description of the Underlying Funds" and Appendix A in this Prospectus, the Additional Statement and the prospectus for each of the Underlying Funds.

                    RISK FACTORS AND SPECIAL CONSIDERATIONS


INVESTING IN UNDERLYING FUNDS

  The investments of each Portfolio are concentrated in the Underlying Funds, and each Portfolio's investment performance is directly related to the investment performance of the Underlying Funds held by it. The ability of each Portfolio to meet its investment objectives is directly related to the ability of the Underlying Funds to meet their objectives as well as the allocation among those Underlying Funds by the Investment Adviser. The share prices and yields of both the Portfolios and the Underlying Funds will fluctuate in response to various market and economic factors related to the equity and fixed income markets. There can be no assurance that the investment objectives of any Portfolio or any Underlying Fund will be achieved.

INVESTMENTS OF THE UNDERLYING FUNDS

  Because each Portfolio invests in the Underlying Funds, shareholders of each Portfolio will be affected by the investment policies of the Underlying Funds in direct proportion to the amount of assets each Portfolio allocates to those Funds. Each Portfolio may invest in Underlying Funds that in turn invest in small capitalization companies and foreign issuers and thus are subject to additional risks, including changes in foreign currency exchange rates and political risk. Foreign investments may include securities of issuers located in Emerging Countries in Asia, Latin America, Eastern Europe and Africa. Each Portfolio may also invest in Underlying Funds that in turn invest in non-investment grade fixed income securities ("junk bonds"), which are considered speculative by traditional standards. In addition, the Underlying Funds may purchase derivative securities; enter into forward currency transactions; lend their portfolio securities; enter into futures contracts and options transactions; purchase zero coupon bonds and payment-in-kind bonds; purchase securities issued by real estate investment trusts and other issuers in the real estate industry; purchase restricted and illiquid securities; enter into forward roll transactions; purchase securities on a when-issued or delayed delivery basis; enter into repurchase agreements; borrow money; and engage in various other investment practices. The risks presented by these investment practices are discussed in Appendix A to this Prospectus, the Additional Statement and the prospectus for each of the Underlying Funds.

AFFILIATED PERSONS

  In managing the Portfolios, the Investment Adviser will have the authority to select and substitute Underlying Funds. The Investment Adviser is subject to conflicts of interest in allocating Portfolio assets among the various Underlying Funds both because the fees payable to it and/or its affiliates by some Underlying Funds are higher than the fees payable by other Underlying Funds and because the Investment Adviser and its affiliates are also responsible for managing the Underlying Funds. The Trustees and officers of the Trust may also have conflicting interests in fulfilling their fiduciary duties to both the Portfolios and the Underlying Funds.

EXPENSES

  An investor in a Portfolio should realize that investments in the Underlying Funds can be made directly. By investing in the Underlying Funds indirectly through a Portfolio, an investor will incur not only a proportionate share of the expenses of the Underlying Funds held by the Portfolio (including operating costs and investment management fees), but also expenses of the Portfolio.

                        DESCRIPTION OF UNDERLYING FUNDS


  The following is a concise description of the investment objectives and practices for each of the Underlying Funds that are available for investment by the Portfolios as of the date of the Prospectus. A Portfolio may also invest in other Underlying Funds that may become available for investment in the future at the discretion of the Investment Adviser without shareholder approval. There can be no assurance that the investment objectives of the Underlying Funds will be met. Additional information regarding the investment practices of the Underlying Funds is located in Appendix A to this Prospectus, in the Additional Statement and in the prospectus of each of the Underlying Funds. No offer is made in this Prospectus of any of the Underlying Funds.

     FUND NAMES      INVESTMENT OBJECTIVES           INVESTMENT CRITERIA
  ----------------  ------------------------ ----------------------------------
  GROWTH AND IN-    Long-term growth of      At least 65% of total assets in
  COME FUND         capital and growth of    equity securities that are
                    income.                  considered to have favorable
                                             prospects for capital appreciation
                                             and/or dividend paying ability.
-------------------------------------------------------------------------------
  CORE U.S. EQUITY  Long-term growth of      At least 90% of total assets in
  FUND              capital and dividend     equity securities of U.S. issuers.
                    income.                  The Fund seeks to achieve its
                                             objective through a broadly
                                             diversified portfolio of large cap
                                             and blue chip equity securities
                                             representing all major sectors of
                                             the U.S. economy. The Fund's
                                             investments are selected using
                                             both a variety of quantitative
                                             techniques and fundamental
                                             research in seeking to maximize
                                             the Fund's expected return, while
                                             maintaining risk, style,
                                             capitalization and industry
                                             characteristics similar to the S&P
                                             500 Index.
-------------------------------------------------------------------------------
  CORE LARGE CAP    Long-term growth of      At least 90% of total assets in
  GROWTH FUND       capital. Dividend income equity securities of U.S issuers,
                    is a secondary           including certain foreign issuers
                    consideration.           traded in the U.S. The Fund seeks
                                             to achieve its objective through a
                                             broadly diversified portfolio of
                                             equity securities of large cap
                                             U.S. issuers that are expected to
                                             have better prospects for earnings
                                             growth than the growth rate of the
                                             general domestic economy. The
                                             Fund's investments are selected
                                             using both a variety of
                                             quantitative techniques and
                                             fundamental research in seeking to
                                             maximize the Fund's expected
                                             return, while maintaining risk,
                                             style, capitalization and industry
                                             characteristics similar to the
                                             Russell 1000 Growth Index.
-------------------------------------------------------------------------------
  CORE SMALL CAP    Long-term growth of      At least 90% of total assets in
  EQUITY FUND       capital.                 equity securities of U.S. issuers,
                                             including certain foreign issuers
                                             traded in the U.S. The Fund seeks
                                             to achieve its investment
                                             objective through a broadly
                                             diversified portfolio of equity
                                             securities of U.S. issuers which
                                             are included in the Russell 2000
                                             Index at the time of investment.
                                             The Fund's investments are
                                             selected using both a variety of
                                             quantitative techniques and
                                             fundamental research in seeking to
                                             maximize the Fund's expected
                                             return, while maintaining risk,
                                             style, capitalization and industry
                                             characteristics similar to the
                                             Russell 2000 Index.

                                                                    (continued)

     FUND NAMES      INVESTMENT OBJECTIVES           INVESTMENT CRITERIA
  ----------------  ------------------------ ----------------------------------
  CORE INTERNA-     Long-term growth of      At least 90% of total assets in
  TIONAL EQUITY     capital.                 equity securities of companies
  FUND                                       organized outside the United
                                             States or whose securities are
                                             principally traded outside the
                                             United States. The Fund seeks
                                             broad representation of large cap
                                             issuers across major countries and
                                             sectors of the international
                                             economy. The Fund's investments
                                             are selected using both a variety
                                             of quantitative techniques and
                                             fundamental research in seeking to
                                             maximize the Fund's expected
                                             return, while maintaining risk,
                                             style, capitalization and industry
                                             characteristics similar to the
                                             unhedged Morgan Stanley Capital
                                             International (MSCI) Europe,
                                             Australia and Far East Index (the
                                             "EAFE Index"). The Fund may employ
                                             certain currency management
                                             techniques.
-------------------------------------------------------------------------------
  CAPITAL GROWTH    Long-term capital        At least 90% of total assets in a
  FUND              growth.                  diversified portfolio of equity
                                             securities. Long-term capital
                                             appreciation potential is
                                             considered in selecting
                                             investments.
-------------------------------------------------------------------------------
  MID CAP EQUITY    Long-term capital        At least 65% of total assets in
  FUND              appreciation.            equity securities of companies
                                             with public stock market
                                             capitalizations of between $500
                                             million and $10 billion at the
                                             time of investment.
-------------------------------------------------------------------------------
  INTERNATIONAL     Long-term capital        Substantially all, and at least
  EQUITY FUND       appreciation.            65%, of total assets in equity
                                             securities of companies organized
                                             outside the United States or whose
                                             securities are principally traded
                                             outside the United States. The
                                             Fund may employ certain currency
                                             management techniques.
-------------------------------------------------------------------------------
  SMALL CAP VALUE   Long-term capital        At least 65% of total assets in
  FUND              growth.                  equity securities of companies
                                             with public stock market
                                             capitalizations of $1 billion or
                                             less at the time of investment.
                                             The Fund currently emphasizes
                                             investments in companies with
                                             public stock market
                                             capitalizations of $500 million or
                                             less at the time of investment.
-------------------------------------------------------------------------------
  EMERGING MARKETS  Long-term capital        Substantially all, and at least
  EQUITY FUND       appreciation.            65%, of total assets in equity
                                             securities of emerging country
                                             issuers. The Fund may employ
                                             certain currency management
                                             techniques.
-------------------------------------------------------------------------------
  ASIA GROWTH FUND  Long-term capital        Substantially all, and at least
                    appreciation.            65%, of total assets in equity
                                             securities of companies in China,
                                             Hong Kong, India, Indonesia,
                                             Malaysia, Pakistan, the
                                             Philippines, Singapore, South
                                             Korea, Sri Lanka, Taiwan and
                                             Thailand. The Fund may employ
                                             certain currency management
                                             techniques.
-------------------------------------------------------------------------------
  REAL ESTATE SE-   Total return comprised   Substantially all, and at least
  CURITIES FUND     of long-term growth of   80%, of total assets in a
                    capital and dividend     diversified portfolio of equity
                    income.                  securities of issuers that are
                                             primarily engaged in or related to
                                             the real estate industry. The Fund
                                             expects that a substantial portion
                                             of its total assets will be
                                             invested in real estate investment
                                             trusts ("REITS").

                                                             APPROXIMATE
                                                              INTEREST
                          INVESTMENT       DURATION OR          RATE                          CREDIT         OTHER
      FUND NAMES          OBJECTIVES        MATURITY         SENSITIVITY INVESTMENT SECTOR   QUALITY      INVESTMENTS
----------------------  -------------- -------------------   ----------- ----------------- ------------ ---------------
FINANCIAL SQUARE PRIME  Maximize         Maximum Maturity of 3-month     Money market      High Quality N/A
OBLIGATIONS FUND        current income   Individual          bill        instruments       (short-term
                        to the extent    Investments =                   including U.S.    ratings of
                        consistent       13 months at time               Government        A-1, P-1 or
                        with the         of purchase                     Securities, U.S.  comparable
                        maintenance of   Maximum Dollar-                 bank obligations, quality).
                        liquidity.       Weighted Average                commercial paper
                                         Portfolio                       and other short-
                                         Maturity =                      term obligations
                                         90 days                         of U.S.
                                                                         corporations,
                                                                         governmental and
                                                                         other entities,
                                                                         and related
                                                                         repurchase
                                                                         agreements.
-----------------------------------------------------------------------------------------------------------------------
ADJUSTABLE RATE         A high level     Target Duration =   9-month     At least 65% of   U.S.         Fixed-rate
GOVERNMENT FUND         of current       6-month to 1-year   note        total assets in   Government   mortgage pass-
                        income,          U.S. Treasury                   securities issued Securities   through
                        consistent       Security                        or guaranteed by               securities and
                        with low         Maximum Duration*=              the U.S.                       repurchase
                        volatility of    2 years                         government, its                agreements
                        principal.                                       agencies,                      collateralized
                                                                         instrumentalities              by U.S.
                                                                         or sponsored                   Government
                                                                         enterprises                    Securities.
                                                                         ("U.S. Government
                                                                         Securities") that
                                                                         are adjustable
                                                                         rate mortgage
                                                                         pass-through
                                                                         securities and
                                                                         other mortgage
                                                                         securities with
                                                                         periodic interest
                                                                         rate resets.
-----------------------------------------------------------------------------------------------------------------------
SHORT DURATION          A high level     Target Duration =   2-year      At least 65% of   U.S.         Mortgage pass-
GOVERNMENT FUND         of current       2-year U.S.         bond        total assets in   Government   through
                        income and       Treasury Security               U.S. Government   Securities   securities and
                        secondarily,     plus or minus .5                Securities and                 other
                        in seeking       years Maximum                   repurchase                     securities
                        current          Duration*= 3 years              agreements                     representing an
                        income, may                                      collateralized by              interest in or
                        also consider                                    such securities.               collateralized
                        the potential                                                                   by mortgage
                        for capital                                                                     loans.
                        appreciation.
-----------------------------------------------------------------------------------------------------------------------
GOVERNMENT INCOME FUND  A high level     Target Duration =   5-year      At least 65% of   U.S.         Non-government
                        of current       Lehman Brothers     bond        assets in U.S.    Government   mortgage pass-
                        income,          Mutual Fund                     Government        Securities   through
                        consistent       Government/Mortgage             Securities,       and non-U.S. securities,
                        with safety of   Index plus or minus             including         Government   asset-backed
                        principal.       1 year                          mortgage-backed   Securities = securities,
                                         Maximum                         U.S. Government   AAA/Aaa      corporate
                                         Duration*= 6 years              Securities and                 fixed-income
                                                                         repurchase                     securities and
                                                                         agreements                     repurchase
                                                                         collateralized by              agreements
                                                                         such securities.               collateralized
                                                                                                        by U.S.
                                                                                                        Government
                                                                                                        Securities.

                                                      APPROXIMATE
                                                       INTEREST
                          INVESTMENT    DURATION OR      RATE                          CREDIT           OTHER
      FUND NAMES          OBJECTIVES      MATURITY    SENSITIVITY INVESTMENT SECTOR    QUALITY       INVESTMENTS
----------------------  -------------- -------------- ----------- ----------------  -------------  ---------------
CORE FIXED INCOME FUND  Total return   Target         5-year      At least 65% of   Minimum =      Foreign fixed-
                        consisting of  Duration =     bond        assets in fixed-  BBB/Baa        income,
                        capital        Lehman                     income            Minimum for    municipal and
                        appreciation   Brothers                   securities,       non-dollar     convertible
                        and income     Aggregate Bond             including U.S.    securities =   securities,
                        that exceeds   Index plus or              Government        AA/Aa          foreign
                        the total      minus                      Securities,                      currencies and
                        return of the  1 year                     corporate,                       repurchase
                        Lehman         Maximum                    mortgage-backed                  agreements
                        Brothers       Duration*=  6              and asset-backed                 collateralized
                        Aggregate Bond years                      securities.                      by U.S.
                        Index.                                                                     Government
                                                                                                   Securities.
------------------------------------------------------------------------------------------------------------------
GLOBAL INCOME FUND      A high total   Target         6-year      Securities of     Minimum =      Mortgage and
                        return,        Duration =     bond        U.S. and foreign  BBB/Baa        asset-backed
                        emphasizing    J.P. Morgan                governments and   At least       securities,
                        current        Global                     corporations.     50% = AAA/Aaa  foreign
                        income, and,   Government                                                  currencies and
                        to a lesser    Bond Index                                                  repurchase
                        extent,        (hedged) plus                                               agreements
                        providing      or minus 2.5                                                collateralized
                        opportunities  years Maximum                                               by U.S.
                        for capital    Duration*= 7.5                                              Government
                        appreciation.  years                                                       Securities or
                                                                                                   certain foreign
                                                                                                   government
                                                                                                   securities.
------------------------------------------------------------------------------------------------------------------
HIGH YIELD FUND         A high level   Target         6-year      Except for        At least       Mortgage-backed
                        of current     Duration =     bond        temporary         65% = BB/Ba    and asset-
                        income and,    Lehman                     defensive         or below       backed
                        secondarily,   Brothers High              purposes, at                     securities,
                        capital        Yield Bond                 least 65% of                     U.S. Government
                        appreciation.  Index plus or              assets in fixed-                 Securities,
                                       minus 2.5                  income                           investment
                                       years                      securities rated                 grade corporate
                                       Maximum                    below investment                 fixed-income
                                       Duration*= 7.5             grade, including                 securities,
                                       years                      U.S. and non-                    structured
                                                                  U.S. dollar                      securities,
                                                                  corporate debt,                  foreign
                                                                  foreign                          currencies and
                                                                  government                       repurchase
                                                                  securities,                      agreements
                                                                  convertible                      collateralized
                                                                  securities and                   by U.S.
                                                                  preferred stock.                 Government
                                                                                                   Securities.

-----
* Under normal interest rate conditions.

  In pursuing their investment objectives and programs, each of the Underlying Funds is permitted to engage in a wide range of investment policies. The risks of the Underlying Funds are determined by the nature of the securities held and the investment strategies used by the Funds' investment advisers. Certain of these policies are described below and further information about the investment policies, strategies and risks of the Underlying Funds is contained in Appendix A to this Prospectus and in the Additional Statement as well as the prospectuses of the Underlying Funds.

UNDERLYING EQUITY FUNDS

  The Underlying Equity Funds may purchase common stocks, preferred stocks, interests in real estate investment trusts, convertible debt obligations, convertible preferred stocks, equity interests in trusts, partnerships, joint ventures, limited liability companies and similar enterprises, warrants and stock purchase rights ("equity securities"). In choosing securities, a Fund's investment adviser utilizes first-hand fundamental research, including visiting company facilities to assess operations and to meet decision-makers. An investment adviser may also use macro analysis of numerous economic and valuation variables to anticipate changes in company earnings and the overall investment climate. The investment advisers are able to draw on the research and market expertise of the Goldman Sachs Global Investment Research Department and other affiliates, as well as information provided by other securities dealers. Equity securities held by an Underlying Fund will generally be sold when an investment adviser believes that the market price fully reflects or exceeds the securities' fundamental valuation or when other more attractive investments are identified.

  VALUE STYLE FUNDS. The Growth and Income, Mid Cap Equity and Small Cap Value Funds are managed using a value oriented approach. The Funds' investment adviser evaluates securities using fundamental analysis and intends to purchase equity securities that are, in its view, underpriced relative to a combination of such companies' long-term earnings prospects, growth rate, free cash flow and/or dividend-paying ability.

  Consideration will be given to the business quality of the issuer. Factors positively affecting the investment adviser's view of that quality include the competitiveness and degree of regulation in the markets in which the company operates, the existence of a management team with a record of success, the position of the company in the markets in which it operates, the level of the company's financial leverage and the sustainable return on capital invested in the business. The Funds may also purchase securities of companies that have experienced difficulties and that, in the opinion of the investment adviser, are available at attractive prices.

  GROWTH STYLE FUNDS. The Capital Growth, International Equity, Emerging Markets Equity and Asia Growth Funds are managed using a growth oriented approach. Equity securities for these Funds are selected based on their prospects for above average growth. A Fund's investment adviser will select securities of growth companies trading, in the investment adviser's opinion, at a reasonable price relative to other industries, competitors and historical price/earnings multiples. These Funds will generally invest in companies whose earnings are believed to be in a relatively strong growth trend, or, to a lesser extent, in companies in which significant further growth is not anticipated but whose market value per share is thought to be undervalued.

  QUANTITATIVE STYLE FUNDS. The CORE U.S. Equity, CORE Large Cap Growth, CORE Small Cap Equity and CORE International Equity Funds (the "CORE Equity Funds") are managed using both quantitative and fundamental techniques. CORE is an acronym for "Computer-Optimized, Research-Enhanced," which reflects the Funds' investment process. This investment process and the proprietary multifactor model used to implement it are discussed below.

  INVESTMENT PROCESS. The Funds' investment advisers begin with a broad universe of U.S. equity securities for the CORE U.S. Equity, CORE Large Cap Growth and CORE Small Cap Equity Funds (the "CORE U.S.

Equity Funds"), and a broad universe of foreign equity securities for the CORE International Equity Fund. The investment advisers use a proprietary multifactor model (the "Multifactor Model") to assign each equity security a rating. In the case of a U.S. equity security followed by the Goldman Sachs Global Investment Research Department (the "Research Department"), a second rating is assigned based upon the Research Department's evaluation. In the discretion of the investment adviser, such ratings may also be assigned to U.S. equity securities based on research ratings obtained from other industry sources. In the case of a foreign equity security, an investment adviser may rely on research from both the Research Department and other industry sources.

  In building a diversified portfolio for each CORE Equity Fund, an investment adviser utilizes optimization techniques to seek to maximize the Fund's expected return, while maintaining a risk profile similar to the Fund's benchmark. Each portfolio is primarily comprised of securities rated highest by the foregoing investment process and has risk characteristics and industry weightings similar to the relevant Fund's benchmark.

  MULTIFACTOR MODELS. The Multifactor Models are rigorous computerized rating systems for forecasting the returns of different equity markets, currencies, and individual equity securities according to fundamental investment characteristics. The CORE U.S. Equity Funds use one Multifactor Model to forecast the returns of securities held in each Fund's portfolio. The CORE International Equity Fund uses multiple Multifactor Models to forecast returns. Currently, the CORE International Equity Fund uses one model to forecast equity market returns, one model to forecast currency returns and 22 separate models to forecast individual equity security returns in 22 different countries. Despite this variety, all Multifactor Models incorporate common variables covering measures of value, growth, momentum and risk (e.g., book/price ratio, earnings/price ratio, price momentum, price volatility, consensus growth forecasts, earnings estimate revisions, earnings stability, and, in the case of models for the CORE International Equity Fund, currency momentum and country political risk ratings). All of the factors used in the Multifactor Models have been shown to significantly impact the performance of the securities, currencies and markets they were designed to forecast.

  The weightings assigned to the factors in the Multifactor Model used by the CORE U.S. Equity Funds are derived using a statistical formulation that considers each factor's historical performance in different market environments. As such, the U.S. Multifactor Model is designed to evaluate each security using only the factors that are statistically related to returns in the anticipated market environment. Because they include many disparate factors, the Funds' investment advisers believe that all the Multifactor Models are broader in scope and provide a more thorough evaluation than most conventional, quantitative models.

  Securities and markets ranked highest by the relevant Multifactor Model do not have one dominant investment characteristic; rather, they possess an attractive combination of investment characteristics.

  RESEARCH DEPARTMENT. In assigning ratings to equity securities, the Research Department uses a four category rating system ranging from "recommended for purchase" to "likely to under perform." The ratings reflect the analyst's judgment as to the investment results of a specific security and incorporate economic outlook, valuation, risk and a variety of other factors.

  By employing both a quantitative (i.e., the Multifactor Models) and a qualitative (i.e., research enhanced) method of selecting securities, each CORE Fund seeks to capitalize on the strengths of each discipline.

  REAL ESTATE SECURITIES FUND. The investment strategy of the Real Estate Securities Fund is based on the premise that property market fundamentals are the primary determinant of growth underlying the success of companies in the real estate industry. The Fund's research and investment process is designed to identify those companies with strong property fundamentals and strong management teams. This process is comprised of real estate market research and securities analysis. The Fund's investment adviser will take into account fundamental trends in underlying property markets as determined by proprietary models, research of local real estate markets, earnings, cash flow growth and stability, the relationship between asset values and market prices of the securities and dividend payment history. The investment adviser will attempt to purchase securities so that its underlying portfolio will be diversified geographically and by property type. As of the date of this Prospectus, the Real Estate Securities Fund had not commenced operations.

UNDERLYING FIXED INCOME FUNDS

  The investment advisers of the Underlying Fixed Income Funds may, in accordance with the respective Funds' investment objectives and policies, purchase all types of fixed income securities, including senior and subordinated corporate debt obligations (such as bonds, debentures, notes and commercial paper), convertible and non-convertible corporate debt obligations, loan participations and preferred stock.

  As stated above, each Underlying Fixed Income Fund has policies relating to its duration (or maturity in the case of the Financial Square Prime Obligations Fund). A Fund's duration approximates its price sensitivity to changes in interest rates. Maturity measures the time until final payment is due; it takes no account of the pattern of a security's cash flows over time. In computing portfolio duration, an Underlying Fund will estimate the duration of obligations that are subject to prepayment or redemption by the issuer taking into account the influence of interest rates on prepayments and coupon flows. This method of computing duration is known as "option-adjusted" duration. A Fund will not be limited as to its maximum weighted average portfolio maturity or the maximum stated maturity with respect to individual securities unless otherwise noted.

  Except for the Financial Square Prime Obligations Fund (which is subject to more restrictive SEC regulations applicable to money market funds), an Underlying Fund will deem a security to have met its minimum credit rating requirement if the security receives the minimum required long-term rating (or the equivalent short-term credit rating) at the time of purchase from at least one rating organization (including, but not limited to, Standard & Poor's Ratings Group ("S&P") and Moody's Investors Service, Inc. ("Moody's")) even though it has been rated below the minimum rating by one or more other rating organizations, or, if unrated by a rating organization, is determined by the Fund's investment adviser to be of comparable quality. If a security satisfies a Fund's minimum rating criteria at the time of purchase and is subsequently downgraded below such rating, the Fund will not be required to dispose of such security. If a downgrade occurs, the Fund's investment adviser will consider what action, including the sale of such security, is in the best interest of the Fund and its shareholders.

  The Underlying Funds may employ certain active management techniques to manage their duration and term structure, to seek to hedge exposure to foreign currencies and to seek to enhance returns. These techniques include (with respect to one or more of the Funds), but are not limited to, the use of financial futures contracts, option contracts (including options on futures), forward foreign currency exchange contracts, currency options and futures, currency, mortgage and interest rate swaps and interest rate floors, caps and collars. Currency and interest rate management techniques involve risks different from those associated with investing solely in U.S. dollar-denominated fixed-income securities of U.S. issuers. Certain of the Funds may invest in custodial receipts, municipal securities and convertible securities. The Funds may also employ other investment techniques to seek to enhance returns, such as lending portfolio securities and entering into mortgage dollar rolls, repurchase agreements and other investment practices, as described in Appendix A to this Prospectus.

                                  MANAGEMENT


TRUSTEES AND OFFICERS

  The Trustees are responsible for deciding matters of general policy and reviewing the actions of the Investment Adviser, distributor and transfer agent. The officers of the Trust conduct and supervise the Portfolios' daily business operations. The Additional Statement contains information as to the identity of, and other information about, the Trustees and officers of the Trust.

INVESTMENT ADVISER

  INVESTMENT ADVISER. Goldman Sachs Asset Management, One New York Plaza, New York, New York 10004, a separate operating division of Goldman Sachs, serves as the investment adviser to each Portfolio and, except as noted, to each Underlying Fund. Goldman Sachs registered as an investment adviser in 1981. Goldman Sachs Funds Management, L.P., One New York Plaza, New York, New York 10004, a Delaware limited partnership which is an affiliate of Goldman Sachs, serves as the investment adviser to the CORE U.S. Equity, Capital Growth, Adjustable Rate Government and Short Duration Government Funds. Goldman Sachs Funds Management, L.P. registered as an investment adviser in 1990. Goldman Sachs Asset Management International, 133 Peterborough Court, London EC4A 2BB, England, an affiliate of Goldman Sachs, serves as the investment adviser to the International Equity, Emerging Markets Equity, Asia Growth and Global Income Funds. Goldman Sachs Asset Management International became a member of the Investment Management Regulatory Organization Limited in 1990 and registered as an investment adviser in 1991. As of November 21, 1997, GSAM, together with its affiliates, acted as investment adviser or distributor for assets in excess of $133.6 billion.

  Under an Asset Allocation Management Agreement ("Management Agreement") with each Portfolio, the Investment Adviser, subject to the general supervision of the Trustees, provides day-to-day advice as to each Portfolio's investment transactions, including determinations concerning changes to (a) the Underlying Funds in which the Portfolios may invest and (b) the percentage range of assets of any Portfolio that may be invested in the Underlying Equity Funds and the Underlying Fixed Income Funds as separate groups. Goldman Sachs has agreed to permit the Portfolios to use the name "Goldman Sachs" or a derivative thereof as part of each Portfolio's name for as long as a Portfolio's Management Agreement is in effect.

  Under the Management Agreement, the Investment Adviser also: (a) supervises all non-advisory operations of each Portfolio; (b) provides personnel to perform such executive, administrative and clerical services as are reasonably necessary to provide effective administration of each Portfolio; (c) at each Portfolio's expense arranges for (i) the preparation of all required tax returns, (ii) the preparation and submission of reports to existing shareholders, (iii) the periodic updating of prospectuses and statements of additional information and (iv) the preparation of reports to be filed with the SEC and other regulatory authorities; (d) maintains each Portfolio's records; and (e) provides office space and all necessary office equipment and services.

  The investments of each Portfolio are managed by Mark M. Carhart. Mark joined the Investment Adviser in 1997 as a member of the Quantitative Research team. Prior to 1997, he was an Assistant Professor of Finance at the Marshall School of Business at USC and a Senior Fellow of the Wharton Financial Institutions Center.

  As compensation for its services and assumption of certain expenses pursuant to the Management Agreement, GSAM is entitled to a fee, computed daily and payable monthly, at the annual rate equal to 0.35% of each Portfolio's average daily net assets. The Investment Adviser has voluntarily agreed to waive 0.20% of this fee. The Investment Adviser may discontinue or modify its voluntary waiver in the future in its discretion, although it has no current intention to do so.

  The Investment Adviser has voluntarily agreed to reduce or limit certain "Other Expenses" of the Portfolios (excluding asset allocation and service fees, taxes, interest, brokerage fees, and litigation, indemnification and other extraordinary expenses) to the extent such expenses exceed 0.10% per annum of a Portfolio's average daily net assets. Such reductions or limits, if any, are calculated monthly on a cumulative basis and may be discontinued or modified by the Investment Adviser in its discretion at any time.

  In addition, each Portfolio, as a shareholder in the Underlying Funds, will indirectly bear its proportionate share of any investment management fees and other expenses paid by the Underlying Funds. The contractual management fee payable to GSAM and/or its affiliates by each of the Underlying Funds in which the Portfolios may invest is set forth below under "Management--Expenses."

  It is the responsibility of the investment adviser of each Underlying Fund to make investment decisions for that Fund and to place the purchase and sale orders for the Fund's portfolio transactions in U.S. and foreign markets. Such orders may be directed to any broker including, to the extent and in the manner permitted by applicable law, Goldman Sachs or its affiliates. In effecting purchases and sales of portfolio securities for a Fund, its investment adviser will seek the best price and execution of the Fund's orders. In doing so, where two or more brokers or dealers offer comparable prices and execution for a particular trade, consideration may be given to whether the broker or dealer provides investment research or brokerage services or sells shares of any Underlying Fund. See the Additional Statement for a further description of the applicable brokerage allocation practices.

  In performing its investment advisory services, the investment adviser of an Underlying Fund, while remaining ultimately responsible for the management of the Fund, may rely upon the asset management division of its Singapore and Tokyo affiliates for portfolio decisions and management with respect to certain portfolio securities and is able to draw upon the research and expertise of its other affiliate offices. In addition, the investment adviser will have access to the research of, and proprietary technical models developed by, Goldman Sachs and may apply quantitative and qualitative analysis in determining the appropriate allocations among the categories of issuers and types of securities.

  Goldman Sachs may from time to time, at its own expense, provide compensation to certain Service Organizations and other persons for providing administrative services to their customers. These services include maintaining account records, processing orders to purchase, redeem and exchange Portfolio shares and responding to certain customer inquiries. In addition, these services may also include responding to certain inquiries from and providing written materials to depository institutions about the Portfolios; furnishing advice about and assisting depository institutions in obtaining from state regulatory agencies any rulings, exceptions or other authorizations that may be required to conduct a mutual fund sales program; acting as liaison between depository institutions and national regulatory organizations; assisting with the preparation of sales material; and providing general assistance and advice in establishing and maintaining mutual fund sales programs on the premises of depository institutions.

  ACTIVITIES OF GOLDMAN SACHS AND ITS AFFILIATES AND OTHER ACCOUNTS MANAGED BY GOLDMAN SACHS. The involvement of the Funds' investment advisers, Goldman Sachs and their affiliates in the management of, or their interest in, other accounts and other activities of Goldman Sachs may present conflicts of interest with respect to an Underlying Fund or limit the investment activities of an Underlying Fund. Goldman Sachs and its affiliates engage in proprietary trading and advise accounts and funds which have investment objectives similar to those of the Underlying Funds and/or which engage in and compete for transactions in the same type of securities, currencies and instruments. Goldman Sachs and its affiliates will not have any obligation to make available any information regarding their proprietary activities or strategies, or the activities or strategies used for other accounts managed by them, for the benefit of the management of the Underlying Funds and in general it is not anticipated that the Funds' investment advisers will have access to proprietary information for the purpose of managing an Underlying Fund. The results of the investment activities of an Underlying Fund, therefore, may differ from those of Goldman Sachs and its affiliates and it is possible that the Portfolios and the Underlying Funds could sustain losses during periods in which Goldman Sachs and its affiliates and other accounts achieve significant profits on their trading for proprietary or other accounts. From time to time, the activities of an Underlying Fund may be limited because of regulatory restrictions applicable to Goldman Sachs and its affiliates, and/or their internal policies designed to comply with such restrictions. See "Management-- Activities of Goldman Sachs and its Affiliates and Other Accounts Managed by Goldman Sachs" in the Additional Statement for further information.

DISTRIBUTOR AND TRANSFER AGENT

  Goldman Sachs, 85 Broad Street, New York, New York 10004, serves as the exclusive distributor (the "Distributor") of each Portfolio's shares. Goldman Sachs, 4900 Sears Tower, Chicago, Illinois 60606, also serves as each Portfolio's transfer agent (the "Transfer Agent") and as such performs various shareholder servicing functions. Shareholders with inquiries regarding a Portfolio should contact Goldman Sachs (as Transfer Agent) at the address or the telephone number set forth on the back cover page of this Prospectus. Goldman Sachs is entitled to receive a transfer agency fee from each Portfolio, with respect to Service Shares, equal to their proportionate share of the total transfer agency fees borne by the Portfolio. These fees are equal to $12,000 per year plus $7.50 per account with respect to Class A, Class B and Class C shares plus 0.04% of the value of the outstanding shares of the Institutional and Service classes of a Portfolio. The Portfolios also pay Goldman Sachs' out-of-pocket and transaction-related expenses, and may bear fees paid to Service Organizations or other persons providing sub-transfer agency or similar services.

EXPENSES

  The Portfolios are responsible for the payment of their expenses. The expenses include, without limitation, asset allocation, custodial and transfer agency fees, service fees paid to Service Organizations, brokerage fees and commissions, filing fees for the registration or qualification of the Portfolios' shares under federal or state securities laws, organizational expenses, fees and expenses incurred in connection with membership in investment company organizations, taxes, interest, costs of liability insurance, fidelity bonds or indemnification, any costs, expenses or losses arising out of any liability of, or claim for damages or other relief asserted against, the Portfolios for violation of any law, legal and auditing fees and expenses (including the cost of legal and certain accounting services rendered by employees of the Investment Adviser and its affiliates with respect to the Portfolios), expenses of preparing and setting in type prospectuses, statements of additional information, proxy material, reports and notices and the printing and distributing of the same to shareholders and regulatory authorities, compensation and expenses of the Trust's "non-interested" Trustees and extraordinary expenses, if any, incurred by the Trust.

  The expenses associated with investing in a "fund of funds," such as the Portfolios, are generally higher than those of investment companies that do not invest in other mutual funds. These increased expenses stem from the fact that investors must indirectly pay a portion of the operating costs of the Underlying Funds. The structure of the Portfolios will, however, reduce any layering of costs in the following manner: (a) any fees charged to the Portfolios under the Management Agreement are for services that are in addition to, and not duplicative of, services provided under any Underlying Fund's management agreement; (b) the Portfolios pay no front-end or contingent deferred sales charges in connection with the purchase or redemption of shares of the Underlying Funds; (c) the Portfolios do not pay any sales charges, distribution-related fees or service fees related to the shares of the Underlying Funds; (d) custodial and other fees charged by both the Portfolios and the Underlying Funds are not redundant inasmuch as distinct services are being provided at each level; and (e) any additional incremental cost incurred by investing in the Portfolios is in return for a substantial investment management service, namely the initial and ongoing asset allocation of investments made in the Underlying Funds, and provision of meaningful additional diversification benefits.

  The following chart shows the total operating expense ratios (management fee plus other operating expenses) of Institutional Shares of each Underlying Fund for the Fund's most recent fiscal year (except as indicated). In addition, the following chart shows the contractual investment management fees payable to GSAM and its affiliates by the Underlying Funds (in each case as an annualized percentage of the Fund's average net assets). Absent voluntary fee waivers and/or expense reimbursements, which may be discontinued at any time, the total operating expense ratios of certain Underlying Funds would be higher.

                                                  CONTRACTUAL   TOTAL OPERATING
    UNDERLYING FUNDS                             MANAGEMENT FEE  EXPENSE RATIO
    ----------------                             -------------- ---------------
Short Duration Government Fund..................      0.50%          0.45%
Adjustable Rate Government Fund.................      0.40%          0.51%*
Core Fixed Income Fund..........................      0.40%          0.45%
Government Income Fund..........................      0.65%          0.25%*
Global Income Fund..............................      0.90%          0.65%
High Yield Fund.................................      0.70%          0.83%*
Growth & Income Fund............................      0.70%          0.82%
CORE U.S. Equity Fund...........................      0.75%          0.65%
CORE Large Cap Growth Fund......................      0.75%          0.65%*
CORE Small Cap Equity Fund......................      0.85%          0.95%*
Capital Growth Fund.............................      1.00%          1.09%*
CORE International Equity Fund..................      0.85%          1.00%*
Mid Cap Equity Fund.............................      0.75%          0.85%
Small Cap Value Fund............................      1.00%          1.15%*
International Equity Fund.......................      1.00%          1.10%
Emerging Markets Equity Fund....................      1.20%          1.30%*
Asia Growth Fund................................      1.00%          1.10%
Real Estate Securities Fund.....................      1.00%          1.05%*
Financial Square Prime Obligations Money Market
 Fund...........................................     0.205%          0.18%

--------
* Operating expenses of Institutional Shares for this Fund are estimated for the Fund's current fiscal year.

                                NET ASSET VALUE


  The net asset value per share of each class of a Portfolio is calculated by the Portfolio's custodian as of the close of regular trading on the New York Stock Exchange (normally, but not always, 3:00 p.m. Chicago time, 4:00 p.m. New York time), on each Business Day (as such term is defined under "Additional Information"). Net asset value per share of each class is calculated by determining the net assets attributed to each class and dividing by the number of outstanding shares of that class. Portfolio securities are valued based on market quotations or, if accurate quotations are not readily available, at fair value as determined in good faith under procedures established by the Trustees.


                            PERFORMANCE INFORMATION


  From time to time each Portfolio may publish average annual total return, yield and distribution rates in advertisements and communications to shareholders or prospective investors. Average annual total return is determined by computing the average annual percentage change in value of $1,000 invested at the maximum public offering price for specified periods ending with the most recent calendar quarter, assuming reinvestment of all dividends and distributions at net asset value. The total return calculation assumes a complete redemption of the investment at the end of the relevant period. Each Portfolio may also from time to time advertise total return on a cumulative, average, year-by-year or other basis for various specified periods by means of quotations, charts, graphs or schedules. In addition to the above, each Portfolio may from time to time advertise its performance relative to certain averages, performance rankings, indices, other information prepared by recognized mutual fund statistical services and investments for which reliable performance data is available.

  The Portfolios compute their yield by dividing net investment income earned during a recent thirty-day period by the product of the average daily number of shares outstanding and entitled to receive dividends during the period and the maximum offering price per share on the last day of the relevant period. The results are compounded on a bond equivalent (semi-annual) basis and then annualized. Net investment income per share is equal to the dividends and interest earned during the period, reduced by accrued expenses for the period. The calculation of net investment income for these purposes may differ from the net investment income determined for accounting purposes. The Portfolios' quotations of distribution rate are calculated by annualizing the most recent distribution of net investment income for a monthly, quarterly or other relevant period and dividing this amount by the net asset value per share on the last day of the period for which the distribution rate is being calculated.

  Each Portfolio's total return, yield and distribution rate will be calculated separately for each class of shares in existence. Because each class of shares may be subject to different expenses, the total return, yield and distribution rate calculations with respect to each class of shares for the same period will differ. See "Shares of the Trust."

  The investment results of a Portfolio will fluctuate over time and any presentation of investment results for any prior period should not be considered a representation of what an investment may earn or what the Portfolio's performance may be in any future period. In addition to information provided in shareholder reports, the Portfolios may, in their discretion, from time to time make a list of their holdings available to investors upon request.

                              SHARES OF THE TRUST


  Each Portfolio is classified as "diversified" under the Investment Company Act of 1940, as amended (the "1940 Act"). Each Portfolio is a series of Goldman Sachs Trust, which was formed under the laws of the State of Delaware on January 28, 1997. The Trustees have authority under the Trust's Declaration of Trust to create and classify shares of beneficial interests in separate series, without further action by shareholders. Additional series may be added in the future. The Trustees also have authority to classify and reclassify any series or portfolio of shares into one or more classes. Information about the Trust's other series and classes is contained in separate prospectuses.

  When issued, shares are fully paid and non-assessable. In the event of liquidation, shareholders of a particular class are entitled to share pro rata in the net assets of the applicable Portfolio available for distribution to such shareholders. All shares are freely transferable and have no preemptive, subscription or conversion rights. Shareholders are entitled to one vote per share, provided that, at the option of the Trustees, shareholders will be entitled to a number of votes based upon the net asset values represented by their shares.

  The Trust does not intend to hold annual meetings of shareholders. However, pursuant to the Trust's By-Laws, the recordholders of at least 10% of the shares outstanding and entitled to vote at a special meeting may require the Trust to hold such special meeting of shareholders for any purpose and recordholders may, under certain circumstances, as permitted by the Act, communicate with other shareholders in connection with requiring a special meeting of shareholders. The Trustees will call a special meeting of shareholders for the purpose of electing Trustees if, at any time, less than a majority of Trustees holding office at the time were elected by shareholders.

  In the interest of economy and convenience, the Trust does not issue certificates representing the Portfolios' shares. Instead, the Transfer Agent maintains a record of each shareholder's ownership. Each shareholder receives confirmation of purchase and redemption orders from the Transfer Agent. Portfolio shares and any dividends and distributions paid by a Portfolio are reflected in account statements from the Transfer Agent.


                                   TAXATION


FEDERAL TAXES

  Each Portfolio is treated as a separate entity for tax purposes. Each Portfolio intends to elect to be treated as a regulated investment company and qualify for such treatment for each taxable year under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). To qualify as such, a Portfolio must satisfy certain requirements relating to the sources of its income, diversification of its assets and distribution of its income to shareholders. As a regulated investment company, a Portfolio will not be subject to federal income or excise tax on any net investment income and net realized capital gains that are distributed to its shareholders in accordance with certain timing requirements of the Code.

  Dividends paid by a Portfolio from net investment income, certain net realized foreign exchange gains, the excess of net short-term capital gain over net long-term capital loss and original issue discount or market discount income will be taxable to its shareholders as ordinary income. Distributions out of other net capital gain (the excess of net long-term capital gain over net short-term capital loss), if any, of any Portfolio, and out of the portion of such net capital gain that constitutes mid-term capital gains, will be taxed to shareholders as long-term or mid-term capital gain, as the case may be, regardless of the length of time a shareholder has held his or her shares or whether such gain was reflected in the price paid for the shares. These tax consequences will apply whether distributions are received in cash or reinvested in shares. A Portfolio's dividends that are paid to its corporate shareholders and are attributable to qualifying dividends such Portfolio or an Underlying Fund receives from U.S. domestic corporations may be eligible, in the hands of such corporate shareholders, for the corporate dividends-received deduction, subject to certain holding period requirements and debt financing limitations under the Code. A portion of each Portfolio's dividends may generally qualify, in the hands of corporate shareholders, for the corporate dividends-received deduction. Certain distributions paid by a Portfolio in January of a given year may be taxable to shareholders as if received the prior December 31. Shareholders will be informed annually about the amount and character of distributions received from the Portfolios for federal income tax purposes.

  Investors should consider the tax implications of buying shares immediately prior to a distribution. Investors who purchase shares shortly before the record date for a distribution will pay a per share price that includes the value of the anticipated distribution and will be taxed on the distribution even though the distribution represents a return of a portion of the purchase price.

  Redemptions and exchanges of shares are taxable events.


  Individuals and certain other classes of shareholders may be subject to 31% backup withholding of federal income tax on distributions, redemptions and exchanges if they fail to furnish their correct taxpayer identification number and certain certifications required by the Internal Revenue Service or if they are otherwise subject to backup withholding. Individuals, corporations and other shareholders that are not U.S. persons under the Code are subject to different tax rules and may be subject to nonresident alien withholding at the rate of 30% (or a lower rate provided by an applicable tax treaty) on amounts treated as ordinary dividends from the Portfolios.

  Each Portfolio may be subject to foreign withholding or other foreign taxes on income or gain from certain foreign securities. The Portfolios do not anticipate that they will elect to pass such foreign taxes through to their shareholders, who therefore will generally not take such taxes into account on their own tax returns. The Portfolios will generally deduct such taxes in determining the amounts available for distribution to shareholders.

OTHER TAXES

  In addition to federal taxes, a shareholder may be subject to state, local or foreign taxes on payments received from the Portfolios. A state income (and possibly local income and/or intangible property) tax exemption is generally available to the extent (if any) a Portfolio's distributions are derived from interest on (or, in the case of intangible property taxes, the value of its assets is attributable to) certain U.S. Government obligations, provided in some states that certain thresholds for holdings of such obligations and/or reporting requirements are satisfied. For a further discussion of certain tax consequences of investing in shares of the Portfolios, see "Taxation" in the Additional Statement. Shareholders are urged to consult their own tax advisers regarding specific questions as to federal, state and local taxes as well as to any foreign taxes.

                            ADDITIONAL INFORMATION


  The term "a vote of the majority of the outstanding shares" of a Portfolio means the vote of the lesser of (i) 67% or more of the shares present at a meeting, if the holders of more than 50% of the outstanding shares of the Portfolio are present or represented by proxy, or (ii) more than 50% of the outstanding shares of the Portfolio.

  As used in this Prospectus, the term "Business Day" means any day the New York Stock Exchange is open for trading, which is Monday through Friday except for holidays. The New York Stock Exchange is closed on the following holidays:
New Year's Day, Martin Luther King, Jr. Day, Presidents' Day (observed), Good Friday, Memorial Day (observed), Independence Day, Labor Day, Thanksgiving Day and Christmas Day.


                              ADDITIONAL SERVICES


  The Trust, on behalf of the Portfolios, has adopted a Service Plan with respect to the Service Shares which authorizes a Portfolio to compensate certain institutions ("Service Organizations") for providing account administration and personal and account maintenance services to their customers who are beneficial owners of such Shares. The Trust, on behalf of the Portfolios, enters into agreements with Service Organizations which purchase Service Shares on behalf of their customers ("Service Agreements"). The Service Agreements provide for compensation to the Service Organizations in an amount up to 0.50% (on an annualized basis) of the average daily net assets of the Service Shares of the Portfolios attributable to or held in the name of the Service Organization for its customers; provided, however, that the fee paid for personal and account maintenance services shall not exceed 0.25% of such average daily net assets. The services provided by the Service Organizations may include acting, directly or through an agent, as the sole shareholder of record, maintaining account records for customers, processing orders to purchase, redeem or exchange Service Shares for customers, responding to inquiries from prospective and existing shareholders and assisting customers with investment procedures.

  Normally, purchase, exchange and redemption orders processed by a Service Organization on behalf of its customers will not be effective until received by Goldman Sachs as described herein. The Trust may, however, authorize certain Service Organizations to accept on the Trust's behalf orders placed by their customers and, if approved by the Trust, to designate other intermediaries to accept such orders. In these cases, a Portfolio will be deemed to have received an order in proper form when the order is accepted by the authorized Service Organization or intermediary on a Business Day, and the order will be priced at a Portfolio's net asset value per share next determined after such acceptance. The Service Organization or intermediary will be responsible for transmitting accepted orders to the Trust within the period agreed upon by them. A customer may contact its Service Organization to learn whether the Service Organization is authorized to accept orders. Service Organizations that are authorized to accept orders for the Trust may receive payments from the Portfolios or Goldman Sachs that are in addition to the payments payable by the Trust under the Service Plan.

  Holders of Service Shares of a Portfolio bear the expenses and fees paid to Service Organizations under the Service Plan as well as any other expenses which are directly attributable to such Shares.

  Service Organizations may charge other fees to their customers who are the beneficial owners of Service Shares in connection with their customer accounts. These fees would be in addition to any amounts received by the Service Organization under a Service Agreement and may affect the return earned on an investment in a Portfolio. The Trust, on behalf of the Portfolios, accrues payments made pursuant to a Service Agreement daily. All inquiries of beneficial owners of Service Shares should be directed to such owners' Service Organizations.

                            REPORTS TO SHAREHOLDERS


  Recordholders of Service Shares of the Portfolios will receive an annual report containing audited financial statements and a semi-annual report. Each recordholder of Service Shares will also be provided with a printed confirmation for each transaction in its account and a quarterly account statement. A year-to-date statement for any account will be provided upon request made to Goldman Sachs.

  Service Organizations will be responsible for providing services similar to those described above to their customers who are the beneficial owners of such Shares. For example, Service Organizations are responsible for providing each customer exercising investment discretion with monthly statements with respect to such customer's account in lieu of an immediate confirmation of each transaction.


                                   DIVIDENDS


  Each dividend from net investment income and capital gain distributions, if any, declared by a Portfolio on its outstanding Service Shares will, at the election of each shareholder, be paid (i) in cash or (ii) in additional Service Shares of such Portfolio. This election should initially be made on a shareholder's Account Information Form and may be changed upon written notice to Goldman Sachs at any time prior to the record date for a particular dividend or distribution. If no election is made, all dividends from net investment income and capital gain distributions will be reinvested in Service Shares of the applicable Portfolio.

  The election to reinvest dividends and distributions paid by a Portfolio in additional Service Shares of the Portfolio will not affect the tax treatment of such dividends and distributions, which will be treated as received by the shareholder and then used to purchase Service Shares of a Portfolio.

  Each Portfolio intends that all or substantially all of its net investment income and net realized capital gains, after reduction by available capital losses, including any capital losses carried forward from prior years, will be declared as dividends for each taxable year. The Income Strategy Portfolio will pay dividends from net investment income monthly. The Growth and Income Strategy Portfolio and Growth Strategy Portfolio will each pay dividends from net investment income quarterly. The Aggressive Growth Strategy Portfolio will pay dividends from net investment income annually. Each Portfolio will pay dividends from net realized capital gains, reduced by available capital losses, at least annually. From time to time, a portion of a Portfolio's dividends may constitute a return of capital.

  At the time of an investor's purchase of shares of a Portfolio a portion of the net asset value per share may be represented by undistributed income of the Portfolio or realized or unrealized appreciation of the Portfolio's investments. Therefore, subsequent distributions on such shares from such income or realized appreciation may be taxable to the investor even if the net asset value of the investor's shares is, as a result of the distributions, reduced below the cost of such shares and the distributions (or portions thereof) represent a return of a portion of the purchase price.


                          PURCHASE OF SERVICE SHARES


  Customers of Service Organizations may invest in Service Shares only through Service Organizations. Service Shares may be purchased on any Business Day at the net asset value per share next determined after receipt of an order by Goldman Sachs from a Service Organization. (See "Additional Services" for a description of limited situations where a Service Organization or another intermediary may be authorized to accept orders for the Portfolios.) No sales load will be charged. Currently, each Portfolio's net asset value is determined as of the close of regular trading on the New York Stock Exchange (normally, but not always, 3:00 p.m. Chicago time, 4:00 p.m. New York time), as described under "Net Asset Value." Purchases of Service Shares of the Portfolio must be settled within three (3) Business Days of the receipt of a complete purchase order. Payment of the proceeds of redemption of shares purchased by check may be delayed for a period of time as described under "Redemption of Service Shares."

  The Service Organizations are responsible for the timely transmittal of purchase orders to Goldman Sachs and payments to State Street. In order to facilitate timely transmittal, the Service Organizations have established times by which purchase orders and payments must be received by them.

PURCHASE PROCEDURES

  Purchases of Service Shares may be made by placing an order with Goldman Sachs at 800-621-2550 and either wiring federal funds to State Street Bank and Trust Company ("State Street") or initiating an ACH transfer. Purchases may also be made by a Service Organization by check (except that the Trust will not accept a check drawn on a foreign bank or a third party check) or Federal Reserve draft made payable to "Goldman Sachs Asset Allocation Portfolios--Name of Portfolio and Class of Shares" and should be directed to "Goldman Sachs Asset Allocation Portfolios--Name of Portfolio and Class of Shares," c/o National Financial Data Services, Inc. ("NFDS"), P.O. Box 419711, Kansas City, MO 64141-6711.

OTHER PURCHASE INFORMATION

  The Portfolios do not have any minimum purchase or account requirements with respect to Service Shares. A Service Organization may, however, impose a minimum amount for initial and subsequent investments in Service Shares, and may establish other requirements such as a minimum account balance. A Service Organization may effect redemptions of noncomplying accounts, and may impose a charge for any special services rendered to its customers. Customers should contact their Service Organization for further information concerning such requirements and charges.

  The Portfolios and Goldman Sachs each reserve the right to redeem the Service Shares of any Service Organization whose account balance is less than $50 as a result of earlier redemptions. Such redemptions will not be implemented if the value of such shareholder's account falls below the minimum account balance solely as a result of market conditions. The Trust will give sixty (60) days' prior written notice to Service Organizations whose Service Shares are being redeemed to allow them to purchase sufficient additional Service Shares of a Portfolio to avoid such redemption.

  The Portfolios and Goldman Sachs each reserve the right to reject any specific purchase order (including exchanges) or to restrict purchases or exchanges by a particular purchaser (or group of related purchasers). This may occur, for example, when a purchaser or group of purchasers' pattern of frequent purchases, sales or exchanges of Service Shares of a Portfolio is evident, or if purchases, sales or exchanges are, or a subsequent abrupt redemption might be, of a size that would disrupt management of a Portfolio.

  In the sole discretion of Goldman Sachs, a Portfolio may accept securities instead of cash for the purchase of shares of the Portfolio. Such purchases will be permitted only if the Investment Adviser determines that any securities acquired in this manner are consistent with the Portfolio's investment objectives, restrictions and policies and are desirable investments for the Portfolio.

  The Investment Adviser, Distributor, and/or their affiliates also pay additional compensation from time to time, out of their assets and not as an additional charge to the Portfolios, to selected Service Organizations and other persons in connection with the sale of shares of the Portfolios, the Underlying Funds and other investment portfolios of the Trust (such as additional payments based on new sales, amounts exceeding pre-established thresholds, or the length of time customers' assets have remained in the Trust) and, subject to applicable NASD regulations, contribute to various non-cash and cash incentive arrangements to promote the sale of shares, as well as sponsor various educational programs, sales contests and/or promotions in which participants may receive reimbursement of expenses, entertainment and prizes such as travel awards, merchandise, cash, investment research and educational information and related support materials. This additional compensation can vary among Service Organizations depending upon such factors as the amounts their customers have invested (or may invest) in particular investment portfolios of the Trust, the particular program involved, or the amount of reimbursable expenses. Additional compensation based on sales may, but is currently not expected to, exceed .50% (annualized) of the amount invested. For further information, see the Additional Statement.


                              EXCHANGE PRIVILEGE


  Service Shares of a Portfolio may be exchanged by a Service Organization for
(i) Service Shares of any other mutual fund sponsored by Goldman Sachs and designated as an eligible fund for this purpose and (ii) the corresponding class of any Goldman Sachs Money Market Fund at the net asset value next determined either by writing to Goldman Sachs, Attention: Goldman Sachs Asset Allocation Portfolios--Name of Portfolio and Class of Shares, c/o GSAM Shareholder Services, 4900 Sears Tower, Chicago, Illinois 60606 or, if previously elected in the Portfolio's Account Information Form, by telephone at 800-621-2550 (7:00 a.m. to 5:30 p.m. Chicago time). A shareholder should obtain and read the prospectus relating to any other fund and its shares and consider its investment objective, policies and applicable fees before making an exchange. Service Shares acquired by telephone exchange must be registered in the same name(s) and have the same address as Service Shares of the Fund for which the exchange is being made.

  In an effort to prevent unauthorized or fraudulent exchanges by telephone, Goldman Sachs employs reasonable procedures as set forth under "Redemption of Service Shares" to confirm that such instructions are genuine. In times of drastic economic or market changes the telephone exchange privilege may be difficult to implement. For federal income tax purposes, an exchange is treated as a sale of the Service Shares surrendered in the exchange on which an investor may realize a gain or loss, followed by a purchase of Service Shares, or the corresponding class of any Goldman Sachs Money Market Fund received in the exchange. Shareholders should consult their own tax adviser concerning the tax consequences of an exchange. Exchanges are available only in states where exchanges may legally be made. The exchange privilege may be modified materially or withdrawn at any time on sixty (60) days' written notice to recordholders of Service Shares and is subject to certain limitations. See "Purchase of Service Shares."


                         REDEMPTION OF SERVICE SHARES


  The Portfolios will redeem their Service Shares upon request of the recordholder of such shares on any Business Day at the net asset value next determined after receipt of such request in proper form by Goldman

Sachs. (See "Additional Services" for a description of limited situations where a Service Organization or another intermediary may be authorized to accept requests for the Portfolios.) If Service Shares to be redeemed were recently purchased by check, a Portfolio may delay transmittal of redemption proceeds until such time as it has assured itself that good funds have been collected for the purchase of such Service Shares. This may take up to fifteen
(15) days. Redemption requests may be made by a Service Organization by writing to or calling the Transfer Agent at the address or telephone number set forth on the back cover of this Prospectus. A Service Organization may request redemptions by telephone if the optional telephone redemption privilege is elected on the Account Information Form accompanying this Prospectus. It may be difficult to implement redemptions by telephone in times of drastic economic or market changes.

  In an effort to prevent unauthorized or fraudulent redemption or exchange requests by telephone, Goldman Sachs employs reasonable procedures specified by the Trust to confirm that such instructions are genuine. Among other things, any redemption request that requires money to go to an account or address other than that designated on the Account Information Form must be in writing and signed by an authorized person designated on the Account Information Form. Any such written request is also confirmed by telephone with both the requesting party and the designated bank account to verify instructions. Exchanges among accounts with different names, addresses and social security or other taxpayer identification numbers must be in writing and signed by an authorized person designated on the Account Information Form. Other procedures may be implemented from time to time concerning telephone redemptions and exchanges. If reasonable procedures are not implemented, the Trust may be liable for any loss due to unauthorized or fraudulent transactions. In all other cases, neither the Portfolios, the Trust nor Goldman Sachs will be responsible for the authenticity of redemption or exchange instructions received by telephone.

  The Portfolios will arrange for the proceeds of redemptions effected by any means to be wired as federal funds to the recordholder of Service Shares or, if the recordholder elects in writing, by check. Redemption proceeds paid by wire transfer will normally be wired on the next Business Day in federal funds (for a total one-day delay), but may be paid up to three (3) Business Days after receipt of a properly executed redemption request. Wiring of redemption proceeds may be delayed one additional Business Day if the Federal Reserve Bank is closed on the day redemption proceeds would originally be wired. Redemption proceeds paid by check will normally be mailed to the address of record within three (3) Business Days of receipt of a properly executed redemption request. Once wire transfer instructions have been given by Goldman Sachs, neither the Portfolios, the Trust nor Goldman Sachs assumes any further responsibility for the performance of intermediaries or the customer's Service Organization in the transfer process. If a problem with such performance arises, the customer should deal directly with such intermediaries or Service Organizations.

  Additional documentation regarding a redemption by any means may be required to effect a redemption when deemed appropriate by Goldman Sachs. The request for such redemption will not be considered to have been received in proper form until such additional documentation has been submitted to the Transfer Agent by the recordholder of Service Shares.

  Service Organizations are responsible for the timely transmittal of redemption requests by their customers to the Transfer Agent. In order to facilitate timely transmittal of redemption requests, Service Organizations have established times by which redemption requests must be received by them. Additional documentation may be required when deemed appropriate by a Service Organization.

                                  APPENDIX A


  This Appendix describes various investments and investment techniques that may be used by the Underlying Funds. This Appendix also describes certain risks associated with these investments and techniques. Further information is provided in the Additional Statement and in the prospectuses of the Underlying Funds.

  As noted above, the Underlying Equity Funds invest primarily in common stocks and other equity securities (including real estate investment trusts), and the Underlying Fixed Income Funds invest primarily in fixed income securities. The Short Duration Government and Adjustable Rate Government Funds invest in U.S. Government securities and related repurchase agreements, and neither of these Funds, the Government Income Fund nor the Financial Square Prime Obligations Fund makes foreign investments. The investments of the Financial Square Prime Obligations Fund are limited by SEC regulations applicable to money market funds as described in its prospectus, and do not include many of the types of investments discussed below that are permitted for the other Underlying Funds. With these exceptions, and the further exceptions noted below, the following description applies generally to the Underlying Funds.

  (1) DESCRIPTION OF INVESTMENTS AND INVESTMENT TECHNIQUES OF THE UNDERLYING
                                     FUNDS

CONVERTIBLE SECURITIES

  The Underlying Funds may invest in convertible securities, including debt obligations and preferred stock of the issuer convertible at a stated exchange rate into common stock of the issuer. As with all fixed income securities, the market value of convertible securities tends to decline as interest rates increase and, conversely, to increase as interest rates decline. However, when the market price of the common stock underlying a convertible security exceeds the conversion price, the convertible security tends to reflect the market price of the underlying common stock. The convertible securities in which the CORE U.S. Equity Fund, CORE Large Cap Growth Fund, CORE Small Cap Equity Fund and CORE International Equity Fund (the "CORE Equity Funds") invest are not subject to any minimum rating criteria. The convertible debt securities in which the other Funds may invest are subject to the same rating criteria as a Fund's investments in non-convertible debt securities.

PREFERRED STOCK, WARRANTS AND RIGHTS

  The Underlying Funds may invest in preferred stock, warrants and rights. Preferred stocks are securities that represent an ownership interest providing the holder with claims on the issuer's earnings and assets before common stock owners but after bond owners. Unlike debt securities, the obligations of an issuer of preferred stock, including dividend and other payment obligations, may not typically be accelerated by the holders of such preferred stock on the occurrence of an event of default (such as a covenant default or filing of a bankruptcy petition) or other non-compliance by the issuer with the terms of the preferred stock.

  Warrants and other rights are options to buy a stated number of shares of common stock at a specified price during the life of the warrant. The holders of warrants and rights have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer.

REAL ESTATE INVESTMENT TRUSTS ("REITS")

  The Real Estate Securities Fund expects to invest a substantial portion of its total assets in REITs, which are pooled investment vehicles that invest primarily in either real estate or real estate related loans. In addition, the other Underlying Equity Funds may invest in REITs from time to time. REITs are dependent upon the ability of the REITs' managers, and are subject to heavy cash flow dependency, default by borrowers and the qualification of the REITs under applicable regulatory requirements for favorable federal income tax treatment. REITs are also subject to risks generally associated with investments in real estate including possible declines in the value of real estate, general and local economic conditions, environmental problems and changes in interest rates. To the extent that assets underlying a REIT are concentrated geographically, by property type or in certain other respects, these risks may be heightened. A Fund will indirectly bear its proportionate share of any expenses, including management fees, paid by a REIT in which it invests.

FOREIGN INVESTMENTS

  Foreign Securities. Certain of the Underlying Funds may invest in foreign securities in accordance with their investment objectives and policies. Investing in the securities of foreign issuers involves risks that are not typically associated with investing in equity securities of domestic issuers quoted in U.S. dollars. Such investments may be affected by changes in currency rates, changes in foreign or U.S. laws or restrictions applicable to such investments and in exchange control regulations (e.g., currency blockage). A decline in the exchange rate of the currency (i.e., weakening of the currency against the U.S. dollar) in which a portfolio security is quoted or denominated relative to the U.S. dollar would reduce the value of the portfolio security.

  Foreign issuers are not generally subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to U.S. issuers. There may be less publicly available information about a foreign issuer than about a U.S. issuer. In addition, there is generally less government regulation of foreign markets, companies and securities dealers than in the United States.

  Foreign securities markets may have substantially less volume than U.S. securities markets and securities of many foreign issuers are less liquid and more volatile than securities of comparable domestic issuers. Furthermore, with respect to certain foreign countries, there is a possibility of nationalization, expropriation or confiscatory taxation, imposition of withholding or other taxes on dividend or interest payments (or, in some cases, capital gains), limitations on the removal of funds or other assets of the Funds, political or social instability or diplomatic developments which could affect investments in those countries.

  Investments in foreign securities may take the form of sponsored and unsponsored American Depository Receipts ("ADRs"), Global Depository Receipts ("GDRs"), European Depository Receipts ("EDRs") or other similar instruments representing securities of foreign issuers (together, "Depository Receipts"). ADRs represent the right to receive securities of foreign issuers deposited in a domestic bank or a correspondent bank. Prices of ADRs are quoted in U.S. dollars, and ADRs are traded in the United States on exchanges or over-the-counter and are sponsored and issued by domestic banks. EDRs and GDRs are receipts evidencing an arrangement with a non-U.S. bank. EDRs and GDRs are not necessarily quoted in the same currency as the underlying security. To the extent a Fund acquires Depository Receipts through banks which do not have a contractual relationship with the foreign issuer of the security underlying the Depository Receipts to issue and service such Depository Receipts (unsponsored Depository Receipts), there may be an increased possibility that the Fund would not become aware of and be able to respond to corporate actions, such as stock splits or rights offerings involving the foreign issuer, in a timely manner. In addition, the lack of information may result in inefficiencies in the valuation of such instruments. Investment in Depository Receipts does not eliminate all the risks inherent in investing in securities of non-U.S. issuers. The market value of Depository Receipts is dependent upon the market value of the underlying securities and fluctuations in the relative value of the currencies in which the Depository Receipts and the underlying securities are quoted.

  Foreign Currency Transactions. Because investment in foreign issuers will usually involve currencies of foreign countries, and because certain Underlying Funds may have currency exposure independent of their securities positions, the value of the assets of a Fund as measured in U.S. dollars will be affected by changes in foreign currency exchange rates. A Fund may, to the extent it invests in foreign securities, purchase or sell foreign currencies on a spot basis and may also purchase or sell forward foreign currency exchange contracts for hedging purposes and to seek to protect against anticipated changes in future foreign currency exchange rates. In addition, the Core Fixed Income, Global Income, High Yield, CORE International Equity, International Equity, Emerging Markets Equity and Asia Growth Funds may enter into such contracts to seek to increase total return when the Fund's investment adviser anticipates that the foreign currency will appreciate or depreciate in value, but securities denominated or quoted in that currency do not present attractive investment opportunities and are not held in the Fund's portfolio. When entered into to seek to enhance return, forward foreign currency exchange contracts are considered speculative. Certain Funds may also engage in cross-hedging by using forward contracts in a currency different from that in which the hedged security is denominated or quoted if the Fund's investment adviser determines that there is a pattern of correlation between the two currencies.

  An Underlying Fund will incur costs in connection with conversions between various currencies. A Fund may hold foreign currency received in connection with investments in foreign securities when, in the judgment of its investment adviser, it would be beneficial to convert such currency into U.S. dollars at a later date, based on anticipated changes in the relevant exchange rates.

  Currency exchange rates may fluctuate significantly over short periods of time causing, along with other factors, an Underlying Fund's net asset value to fluctuate. Currency exchange rates generally are determined by the forces of supply and demand in the foreign exchange markets and the relative merits of investments in different countries, actual or anticipated changes in interest rates and other complex factors, as seen from an international perspective. Currency exchange rates also can be affected unpredictably by the intervention of U.S. or foreign governments or central banks or the failure to intervene or by currency controls or political developments in the U.S. or abroad.

  Certain of the Underlying Funds may enter into currency swaps, which involve the exchange by a Fund with another party for their respective rights to make or receive payments in specified currencies. Currency swaps usually involve the delivery of a gross payment stream in one designated currency in exchange for the gross payment stream in another designated currency. Therefore, the entire payment stream under a currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations.

  The market in forward foreign currency exchange contracts, currency swaps and other privately negotiated currency instruments offers less protection against defaults by the other party to such instruments than is available for currency instruments traded on an exchange. Such contracts are subject to the risk that the counterparty to the contract will default on its obligations. Since these contracts are not guaranteed by an exchange or clearinghouse, a default on the contract would deprive an Underlying Fund of unrealized profits or the benefits of a currency hedge or force the Fund to cover its purchase or sale commitments, if any, at the current market price.

FIXED INCOME SECURITIES

  U.S. Government Securities. The Underlying Funds may invest in U.S. Government securities. Generally, these securities include U.S. Treasury obligations and obligations issued or guaranteed by U.S. Government agencies, instrumentalities or sponsored enterprises. U.S. Government securities also include Treasury receipts and other stripped U.S. Government securities, where the interest and principal components of stripped U.S. Government securities are traded independently.

  Foreign Government Securities. The Core Fixed Income, Global Income, High Yield, CORE International Equity, International Equity, Emerging Markets Equity and Asia Growth Funds may invest in debt obligations of foreign governments and governmental agencies, including those of Emerging Countries. Investment in sovereign debt obligations involves special risks not present in debt obligations of corporate issuers. The issuer of the debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due in accordance with the terms of such debt, and a Fund may have limited recourse in the event of a default. Periods of economic uncertainty may result in the volatility of market prices of sovereign debt, and in turn a Fund's net asset value, to a greater extent than the volatility inherent in debt obligations of U.S. issuers. A sovereign debtor's willingness or ability to repay principal and pay interest in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign currency reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor's policy toward international lenders and the political constraints to which a sovereign debtor may be subject.

  Mortgage-Backed Securities. The Underlying Funds (other than the four CORE Equity Funds) may invest in mortgage-backed securities ("Mortgage-Backed Securities"), which represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by real property. Therefore, Mortgage-Backed Securities are often subject to more rapid repayment than their stated maturity date would indicate as a result of principal prepayments on the underlying loans. This can result in significantly greater price and yield volatility than is the case with traditional fixed-income securities. During periods of declining interest rates, prepayments can be expected to accelerate, and thus impair a Fund's ability to reinvest the returns of principal at comparable yields. Conversely, in a rising interest rate environment, a declining prepayment rate will extend the average life of many Mortgage-Backed Securities and prevent a Fund from taking advantage of such higher yields.

  Adjustable Rate Mortgage-Backed Securities ("ARMS") allow a Fund to participate in increases in interest rates through periodic increases in the securities' coupon rates. During periods of declining interest rates, coupon rates may readjust downward resulting in lower yields to a Fund. Therefore, the value of an ARM is unlikely to rise during periods of declining interest rates to the same extent as fixed-rate securities. Interest rate declines may result in accelerated prepayment of mortgages with the result that proceeds from prepayments will be reinvested at lower interest rates. During periods of rising interest rates, changes in the coupon rate will lag behind changes in the market rate. ARMs are also typically subject to maximum increases and decreases in the interest rate adjustment which can be made on any one adjustment date, in any one year, or during the life of the security. In the event of dramatic increases or decreases in prevailing market interest rates, the value of a Fund's investments in ARMs may fluctuate more substantially since these limits may prevent the security from fully adjusting its interest rate to the prevailing market rates.

  The Funds may invest in Mortgage-Backed Securities issued or sponsored by both government and non-governmental entities. Privately issued Mortgage-Backed Securities are generally backed by pools of conventional (i.e., non-government guaranteed or insured) mortgage loans. In order to receive a high quality rating from the rating organizations (e.g., S&P or Moody's), privately issued Mortgaged-Backed Securities normally are structured with one or more types of "credit enhancement."

  The Funds may also invest in multiple class securities, including collateralized mortgage obligations ("CMOs") and Real Estate Mortgage Investment Conduit ("REMIC") pass-through or participation certificates. CMOs provide an investor with a specified interest in the cash flow from a pool of underlying mortgages or of other Mortgage-Backed Securities. CMOs are issued in multiple classes, each with a specified fixed or floating interest rate and a final scheduled distribution date. In most cases, payments of principal are applied to the CMO classes in the order of their respective stated maturities, so that no principal payments will be made on a CMO class until all other classes having an earlier stated maturity date are paid in full. A REMIC is a CMO that qualifies for special tax treatment under the Code, and invests in certain mortgages principally secured by interests in real property and other permitted investments.

  The Underlying Fixed Income Funds may also invest in stripped Mortgage-Backed Securities ("SMBS") (including interest only and principal only securities), which are derivative multiple class Mortgage-Backed Securities. SMBS are usually structured with two different classes: one that receives 100% of the interest payments and the other that receives 100% of the principal payments from a pool of mortgage loans. If the underlying mortgage loans experience different than anticipated prepayments of principal, a Fund may fail to fully recoup its initial investment in these securities. The market value of the class consisting entirely of principal payments generally is unusually volatile in response to changes in interest rates. The yields on a class of SMBS that receives all or most of the interest from mortgage loans are generally higher than prevailing market yields on other Mortgage-Backed Securities because their cash flow patterns are more volatile and there is a greater risk that the initial investment will not be fully recouped.

  Because derivative Mortgage-Backed Securities (such as principal-only (POs), interest-only (IOs) or inverse floating rate securities) are more exposed to mortgage prepayments, they generally involve a greater amount of risk. Small changes in prepayments can significantly impact the cash flow and the market value of these securities. The risk of faster than anticipated prepayments generally adversely affects IOs, super floaters and premium priced Mortgage-Backed Securities. The risk of slower than anticipated prepayments generally adversely affects POs, floating-rate securities subject to interest rate caps, support tranches and discount priced Mortgage-Backed Securities. In addition, particular derivative securities may be leveraged such that their exposure (i.e., price sensitivity) to interest rate and/or prepayment risk is magnified.

  Asset-Backed Securities. The Underlying Funds (other than the four CORE Equity Funds, the Adjustable Rate Government Fund and the Short Duration Government Fund) may also invest in asset-backed securities ("Asset-Backed Securities"). The principal and interest payments on Asset-Backed Securities are collateralized by pools of assets such as auto loans, credit card receivables, leases, installment contracts and personal property. Such asset pools are securitized through the use of special purpose trusts or corporations. Principal and interest payments may be credit enhanced by a letter of credit, a pool insurance policy or a senior/subordinated structure.

  Corporate and Bank Obligations. The Underlying Funds may invest in obligations issued or guaranteed by U.S. or foreign corporations and banks. Banks are subject to extensive but different governmental regulations which may limit both the amount and types of loans which may be made and interest rates which may be charged. In addition, the profitability of the banking industry is largely dependent upon the availability and cost of funds for the purpose of financing lending operations under prevailing money market conditions. General economic conditions as well as exposure to credit losses arising from possible financial difficulties of borrowers play an important part in the operation of this industry.

  Structured Securities. The Underlying Funds may invest in structured securities. The value of the principal of and/or interest on such securities is determined by reference to changes in the value of specific currencies, interest rates, commodities, indices or other financial indicators (the "Reference") or the relative change in two or more References. The interest rate or the principal amount payable upon maturity or redemption may be increased or decreased depending upon changes in the applicable Reference. The terms of the structured securities may provide that in certain circumstances no principal is due at maturity and, therefore, result in the loss of a Fund's investment. Structured securities may be positively or negatively indexed, so that appreciation of the Reference may produce an increase or decrease in the interest rate or value of the security at maturity. In addition, changes in the interest rates or the value of the security at maturity may be a multiple of changes in the value of the Reference. Consequently, structured securities may entail a greater degree of market risk than other types of fixed-income securities. Structured securities may also be more volatile, less liquid and more difficult to accurately price than less complex securities.

  Municipal Securities. The Core Fixed Income and High Yield Funds may make limited investments in instruments issued by state and local governmental issuers. These securities may include private activity bonds, municipal leases, certificates of participation and "auction rate" securities.

  Zero Coupon, Deferred Interest, Pay-In-Kind and Capital Appreciation
Bonds. Each Fund may invest in zero coupon, deferred interest and capital appreciation bonds. These are securities issued at a discount from their face value because interest payments are typically postponed until maturity. These securities also may take the form of debt securities that have been stripped of their interest payments. Each Fund may also invest in pay-in-kind securities which are securities that have interest payable by the delivery of additional securities. The market prices of zero coupon, deferred interest, pay-in-kind and capital appreciation bonds generally are more volatile than the market prices of interest-bearing securities and are likely to respond to a greater degree to changes in interest rates than interest-bearing securities having similar maturities and credit quality.

  Rating Criteria. The rating requirements for each of the Underlying Fixed Income Funds are stated above. Except as noted below, the Underlying Equity Funds (other than the four CORE Equity Funds, which only invest in debt instruments that are cash equivalents) may invest in debt securities rated at least investment grade at the time of investment. Investment grade debt securities are securities rated BBB or higher by Standard & Poor's or Baa or higher by Moody's. The Growth and Income, Capital Growth, Small Cap Value, International Equity, Emerging Markets Equity, Asia Growth and Real Estate Securities Funds may invest up to 10%, 10%, 35%, 35%, 35%, 35% and 20%, respectively, of their total assets in debt securities which are rated in the lowest rating categories by Standard & Poor's or Moody's (i.e., BB or lower by Standard & Poor's or Ba or lower by Moody's), including securities rated D by Moody's or Standard & Poor's. The Mid Cap Equity Fund may invest up to 10% of its total assets in below investment grade debt securities rated B or higher by Standard & Poor's or Moody's. Fixed income securities rated BB or Ba or below (or comparable unrated securities) are commonly referred to as "junk bonds," are considered predominately speculative and may be questionable as to principal and interest payments as described further below under "Risks of Investing in Non-Investment Grade Fixed-Income Securities." See Appendix A to the Additional Statement for a description of the corporate bond ratings assigned by Standard & Poor's and Moody's.

OPTIONS ON SECURITIES AND SECURITIES INDICES

  An Underlying Fund (other than the CORE U.S. Equity and CORE Large Cap Growth Funds) may write (sell) covered call and put options and purchase call and put options on any securities in which it may invest or on any securities index composed of securities in which it may invest. The writing and purchase of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of options to seek to increase total return involves the risk of loss if the Fund's investment adviser is incorrect in its expectation of fluctuations in securities prices or interest rates. The successful use of options for hedging purposes also depends in part on the ability of the investment adviser to manage future price fluctuations and the degree of correlation between the options and securities markets. If the investment adviser is incorrect in its expectation of changes in securities prices or determination of the correlation between the securities indices on which options are written and purchased and the securities in a Fund's investment portfolio, the investment performance of the Fund will be less favorable than it would have been in the absence of such options transactions. The writing of options could significantly increase a Fund's portfolio turnover rate and, therefore, associated brokerage commissions or spreads.

OPTIONS ON FOREIGN CURRENCIES

  An Underlying Fund may, to the extent it invests in foreign securities, purchase and sell (write) call and put options on foreign currencies for the purpose of protecting against declines in the U.S. dollar value of foreign portfolio securities and anticipated dividends on such securities and against increases in the U.S. dollar cost of foreign securities to be acquired. In addition, certain Funds may use options on currency to cross-hedge, which involves writing or purchasing options on one currency to hedge against changes in exchange rates for a different currency, if there is a pattern of correlation between the two currencies. As with other kinds of options transactions, however, the writing of an option on a foreign currency will constitute only a partial hedge, up to the amount of the premium received. If an option that a Fund has written is exercised, the Fund could be required to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses. The purchase of an option on foreign currency may constitute an effective hedge against exchange rate fluctuations; however, in the event of exchange rate movements adverse to a Fund's position, the Fund may forfeit the entire amount of the premium plus related transaction costs. In addition to purchasing call and put options for hedging purposes, the Core Fixed Income, Global Income, High Yield, CORE International Equity, International Equity, Emerging Markets Equity and Asia Growth Funds may purchase call or put options on currency to seek to increase total return when a Fund's investment adviser anticipates that the currency will appreciate or depreciate in value, but the securities quoted or denominated in that currency do not present attractive investment opportunities and are not held in the Fund's portfolio. When purchased or sold to seek to increase total return, options on currencies are considered speculative. Options on foreign currencies written or purchased by the Funds are traded on U.S. and foreign exchanges or over-the-counter.

FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS

  To seek to increase total return or to hedge against changes in interest rates, securities prices or currency exchange rates, an Underlying Fund may purchase and sell various kinds of futures contracts, and purchase and write call and put options on any of such futures contracts. Each Fund may also enter into closing purchase and sale transactions with respect to any such contracts and options.

  The futures contracts may be based on various securities (such as U.S. Government securities), foreign currencies, securities indices and other financial instruments and indices. An Underlying Fund will engage in futures and related options transactions for bona fide hedging purposes as defined in regulations of the Commodity Futures Trading Commission or to seek to increase total return to the extent permitted by such regulations. A Fund may not purchase or sell futures contracts or purchase or sell related options to seek to increase total return, except for closing purchase or sale transactions, if immediately thereafter the sum of the amount of initial margin deposits and premiums paid on the Fund's outstanding positions in futures and related options entered into for the purpose of seeking to increase total return would exceed 5% of the market value of the Fund's net assets. These transactions involve brokerage costs, require margin deposits and, in the case of contracts and options obligating a Fund to purchase securities or currencies, require the Fund to segregate and maintain cash or liquid assets with a value equal to the amount of the Fund's obligations or to otherwise cover the obligations in a manner permitted by the SEC.

  While transactions in futures contracts and options on futures may reduce certain risks, such transactions themselves entail certain other risks. See "Investment Objectives and Policies-Futures Contracts and Options on Future Contracts" in the Additional Statement. The loss incurred by a Fund in entering into futures contracts and in writing call options on futures is potentially unlimited and may exceed the amount of the premium received. Futures markets are highly volatile and the use of futures may increase the volatility of a Fund's net asset value. The profitability of a Fund's trading in futures to seek to increase total return depends upon the ability of its investment adviser to correctly analyze the futures markets. In addition, because of the low margin deposits normally required in futures trading, a relatively small price movement in a futures contract may result in substantial losses to a Fund. Further, futures contracts and options on futures may be illiquid, and exchanges may limit fluctuations in futures contract prices during a single day.

WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS

  The Underlying Funds may purchase when-issued securities. When-issued transactions arise when securities are purchased by a Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction. Each Fund may also purchase securities on a forward commitment basis; that is, make contracts to purchase securities for a fixed price at a future date beyond the customary three-day settlement period. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines prior to the settlement date. Although a Fund would generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring securities for its portfolio, a Fund may dispose of when-issued securities or forward commitments prior to settlement if its investment adviser deems it appropriate to do so.

ILLIQUID AND RESTRICTED SECURITIES

  No Underlying Fund will invest more than 15% (10% in the case of the Financial Square Prime Obligations Fund) of its net assets in illiquid investments, which include securities (both foreign and domestic) that are not readily marketable, swap transactions, certain SMBS, repurchase agreements maturing in more than seven days, time deposits with a notice or demand period of more than seven days, certain over-the-counter-options and certain restricted securities, unless it is determined, based upon the continuing review of the trading markets for a specific restricted security, that such restricted security is eligible for resale under Rule 144A under the Securities Act of 1933 and, therefore, is liquid. Investing in restricted securities eligible for resale pursuant to Rule 144A may decrease the liquidity of an Underlying Fund's portfolio to the extent that qualified institutional buyers become for a time uninterested in purchasing these restricted securities.

REPURCHASE AGREEMENTS

  The Underlying Funds may enter into repurchase agreements with dealers in U.S. Government securities and member banks of the Federal Reserve System which furnish collateral at least equal in value or market price to the amount of their repurchase obligation. The Core Fixed Income, Global Income, High Yield, CORE International Equity, International Equity, Emerging Markets Equity and Asia Growth Funds may also enter into repurchase agreements involving certain foreign government securities. If the other party or "seller" defaults, a Fund might suffer a loss to the extent that the proceeds from the sale of the underlying securities and other collateral are less than the repurchase price. In addition, in the event of bankruptcy of the seller or failure of the seller to repurchase the securities as agreed, a Fund could suffer losses, including loss of interest on or principal of the security and costs associated with delay and enforcement of the repurchase agreement. Each Underlying Fund, together with other registered investment companies having management agreements with GSAM or its affiliates, may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which will be invested in one or more repurchase agreements.

LENDING OF PORTFOLIO SECURITIES

  The Underlying Funds may also seek to increase their income by lending portfolio securities. Under present regulatory policies, such loans may be made to institutions, such as certain broker-dealers, and are required to be secured continuously by collateral in cash, cash equivalents, or U.S. Government securities maintained on a current basis in an amount at least equal to the market value of the securities loaned. Cash collateral may be invested in cash equivalents. The value of the securities loaned may not exceed 33 1/3% of the value of the total assets of an Underlying Fund. A loss or delay in the recovery of securities could result if the institution which borrows securities breaches its agreement with the Fund.

SHORT SALES AGAINST-THE-BOX

  Certain Underlying Funds may make short sales of securities or maintain a short position, provided that at all times when a short position is open a Fund owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for an equal amount of the securities of the same issuer as the securities sold short (a short sale against-the-box). Not more than 25% of a Fund's net assets (determined at the time of the short sale) may be subject to such short sales.

MORTGAGE DOLLAR ROLLS

  The Underlying Fixed Income Funds (except the High Yield Fund) and the Real Estate Securities Fund may enter into mortgage "dollar rolls" in which a Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase substantially similar but not identical securities on a specified future date. During the roll period, the Fund loses the right to receive principal and interest paid on the securities sold. However, the Fund would benefit to the extent of any difference between the price received for the securities sold and the lower forward price for the future purchase or fee income plus the interest earned on the cash proceeds of the securities sold until the settlement date for the forward purchase. Unless such benefits exceed the income, capital appreciation and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique will diminish the investment performance of a Fund.

TEMPORARY INVESTMENTS

  Each Underlying Fund may, for temporary defensive purposes, invest 100% of its total assets (except that the CORE Equity Funds and Emerging Markets Equity Fund may only hold up to 35% of their respective total assets) in high quality fixed income securities. When assets are invested in such instruments, an Underlying Fund may not be achieving its investment objective.

PORTFOLIO TURNOVER

  The turnover rates of the Underlying Funds have ranged from 24% to 396% during their most recent fiscal years. There can be no assurance that the turnover rates of these funds will remain within this range during subsequent fiscal years. Higher turnover rates may result in higher brokerage costs and higher expenses being incurred by the Underlying Funds. In addition, higher turnover rates may result in higher taxable realized gains being incurred by shareholders.

MISCELLANEOUS TECHNIQUES

  In addition to the techniques and investments described above, each Underlying Fund may engage in the following techniques and investments: (i) mortgage swaps, index swaps and interest rate swaps, caps, floors and collars (Underlying Fixed Income Funds and Real Estate Securities Fund only), (ii) yield curve options and inverse floating rate securities (Underlying Fixed Income Funds and Real Estate Securities Fund only), (iii) loan participations (High Yield Fund only), (iv) other investment companies, and (v) custodial receipts.

  In addition, each Underlying Fund may borrow up to 33 1/3% of its total assets from banks for temporary or emergency purposes. A Fund may not make additional investments if borrowings (excluding covered mortgage dollar rolls) exceed 5% of its total assets.

                      (2) RELATED ADDITIONAL RISK FACTORS

RISKS OF INVESTING IN SMALL CAPITALIZATION COMPANIES AND REITS

  Investing in the securities of small capitalization companies and REITs involves greater risk and the possibility of greater portfolio price volatility. Among the reasons for the greater price volatility of these securities are the less certain growth prospects of smaller firms and the lower degree of liquidity in the markets for such securities. Small capitalization companies and REITs may have limited financial resources, may trade less frequently and in a limited volume and may be subject to more abrupt or erratic price movements than larger capitalization companies. An Underlying Fund may invest in securities of small capitalization companies and REITs that have experienced financial difficulties or are in an early development stage. Other risks associated with REITs are discussed in this Appendix A under "Real Estate Investment Trusts ('REITs')."

SPECIAL RISKS OF INVESTMENTS IN THE ASIAN AND OTHER EMERGING MARKETS

  Investing in the securities of issuers in Emerging Countries involves risks in addition to those discussed in this Appendix A under "Foreign Investments." The International Equity, Emerging Markets Equity and Asia Growth Funds may each invest without limit in the securities of issuers in Emerging Countries. Up to 35% of the total assets of the Emerging Markets Equity Fund may be invested in securities of issuers in any one Emerging Country. The High Yield and CORE International Equity Funds may each invest up to 25%, the Growth and Income, Small Cap Value and Mid Cap Equity Funds may each invest up to 15% and the Core

Fixed Income, Global Income and Capital Growth Funds may each invest up to 10% of its total assets in securities of issuers in Emerging Countries.

  Many Emerging Countries are subject to a greater degree of economic, political and social instability than is the case in Western Europe, the United States, Canada, Australia, New Zealand and Japan. The governments of some Emerging Countries are authoritarian in nature or have been installed or removed as a result of military coups, while governments in other Emerging Countries have periodically used force to suppress civil dissent. Disparities of wealth, the pace and success of democratization, and ethnic, religious and racial disaffection, among other factors, have also led to social unrest, violence and/or labor unrest in some Asian and other Emerging Countries. Investing in Emerging Countries involves the risk of loss due to expropriation, nationalization, confiscation of assets and property or the imposition of restrictions on foreign investments and on repatriation of capital invested. Many Emerging Countries have experienced currency devaluations and substantial and, in some cases, extremely high rates of inflation, which have a negative effect on the economies and securities markets of such Emerging Countries. Economies in Emerging Countries generally are dependent heavily upon commodity prices and international trade and, accordingly, have been and may continue to be affected adversely by the economies of their trading partners, trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade.

  The securities markets of Emerging Countries are marked by a high concentration of market capitalization and trading volume in a small number of issuers representing a limited number of industries, as well as a high concentration of ownership of such securities by a limited number of investors. A Fund's purchase and sale of portfolio securities in certain Emerging Countries may be constrained by limitations as to daily changes in the prices of listed securities, periodic trading or settlement volume and/or limitations on aggregate holdings of foreign investors. In addition, settlement procedures in Emerging Countries are frequently less developed and reliable than those in the United States and may involve a Fund's delivery of securities before receipt of payment for their sale. Significant delays are common in certain markets in registering the transfer of securities. Settlement or registration problems may make it more difficult for a Fund to value its portfolio securities and could cause the Fund to miss attractive investment opportunities, to have a portion of its assets uninvested or to incur losses due to the failure of a counterparty to pay for securities the Fund has delivered or the Fund's inability to complete its contractual obligations.

RISKS OF INVESTING IN FIXED INCOME SECURITIES

  The Financial Square Prime Obligations Fund attempts to maintain a stable net asset value of $1.00 per share and values its assets using the amortized cost method in accordance with SEC regulations. There is no assurance, however, that the Financial Square Prime Obligations Fund will be successful in maintaining its per share value at $1.00 on a continuous basis. The per share net asset values of the other Underlying Funds are expected to fluctuate on a daily basis.

  When interest rates decline, the market value of fixed income securities tends to increase. Conversely, when interest rates increase, the market value of fixed income securities tends to decline. Volatility of a security's market value will differ depending upon the security's duration, the issuer and the type of instrument. Investments in fixed income securities are subject to the risk that the issuer could default on its obligations and an Underlying Fund could sustain losses on such investments. A default could impact both interest and principal payments.

  The Underlying Funds may invest in various types of derivative debt securities that present more complex types of interest rate risks. These risks include call risk and extension risk. Call risk (i.e., where the issuer exercises its right to pay principal on an obligation earlier than scheduled) causes cash flow to be returned earlier than expected. This typically results when interest rates have declined and an Underlying Fund will suffer from having to reinvest in lower yielding securities. Extension risk (i.e., where the issuer exercises its right to pay principal on an obligation later than scheduled) causes cash flows to be returned later than expected. This typically results when interest rates have increased, and a Fund may be unable to recoup all of its initial investment and will also suffer from the inability to invest in higher yielding securities.

  Asset-Backed Securities present certain credit risks that are not presented by Mortgage-Backed Securities because Asset-Backed Securities generally do not have the benefit of a security interest in collateral that is comparable to mortgage assets. There is the possibility that, in some cases, recoveries on repossessed collateral may not be available to support payments on these securities.

RISKS OF INVESTING IN NON-INVESTMENT GRADE FIXED-INCOME SECURITIES

  Non-investment grade fixed-income securities are considered predominantly speculative by traditional investment standards. In some cases, these obligations may be highly speculative and have poor prospects for reaching investment grade standing. Non-investment grade fixed-income securities and unrated securities of comparable credit quality (commonly known as "junk bonds") are subject to the increased risk of an issuer's inability to meet principal and interest obligations. These securities, also referred to as high yield securities, may be subject to greater price volatility due to such factors as specific corporate developments, interest rate sensitivity, negative perceptions of the junk bond markets generally and less secondary market liquidity. Non-investment grade securities are generally unsecured and are often subordinated to the rights of other creditors of the issuers of such securities. Investment by a Fund in defaulted securities poses additional risk of loss should nonpayment of principal and interest continue in respect of such securities. Even if such securities are held to maturity, recovery by a Fund of its initial investment and any anticipated income or appreciation is uncertain.

RISKS OF OTHER DERIVATIVE TRANSACTIONS

  An Underlying Fund's transactions, if any, in options, futures, options on futures, swaps, structured securities and currency forward contracts involve certain risks, including a possible lack of correlation between changes in the value of hedging instruments and the portfolio assets (if any) being hedged, the potential illiquidity of the markets for derivative instruments, the risks arising from margin requirements and related leverage factors associated with such transactions. The use of these management techniques to seek to increase total return may be regarded as a speculative practice and involves the risk of loss if the investment adviser is incorrect in its expectation of fluctuations in securities prices, interest rates or currency prices.

NON-DIVERSIFICATION

  The Global Income Fund is registered as a "non-diversified" Fund under the 1940 Act and is, therefore, more susceptible to adverse developments affecting any single issuer. In addition, the Global Income Fund, and certain other Underlying Funds, may invest more than 25% of their total assets in the securities of corporate and governmental issuers located in a single foreign country. Concentration of a Fund's investments in such issuers will subject the Fund, to a greater extent than if investment was more limited, to the risks of adverse securities markets, exchange rates and social, political or economic events which may occur in those countries.

                                  APPENDIX B


   GUIDELINES FOR CERTIFICATION OF TAXPAYER IDENTIFICATION NUMBER ON ACCOUNT
                               INFORMATION FORM

  You are required by law to provide the Portfolio with your correct Taxpayer Identification Number (TIN), regardless of whether you file tax returns. Failure to do so may subject you to penalties. Failure to provide your correct TIN and to sign your name in the Certification section of the Account Information Form could result in withholding of 31% by the Portfolio for the federal backup withholding tax on distributions, redemptions, exchanges and other payments relating to your account.

  Any tax withheld may be credited against taxes owed on your federal income tax return.

  If you do not have a TIN, you should apply for one immediately by contacting your local office of the Social Security Administration or the Internal Revenue Service (IRS). Backup withholding could also apply to payments relating to your account prior to the Portfolio's receipt of your TIN. Special rules apply for certain entities. For example, for an account established under a Uniform Gifts or Transfers to Minors Act, the TIN of the minor should be furnished.

  If you have been notified by the IRS that you are subject to backup withholding because you failed to report all your interest and/or dividend income on your tax return and you have not been notified by the IRS that such withholding should cease, you must cross out item (2) in the Certification section of the Account Information Form.

  If you are an exempt recipient, you should furnish your TIN and certify your exemption by signing the Certification section and writing "exempt" after your signature. Exempt recipients include: corporations, tax-exempt pension plans and IRA's, governmental agencies, financial institutions, registered securities and commodities dealers and others.

  If you are a nonresident alien or foreign entity, you must provide a completed Form W-8 to the Portfolio in order to avoid backup withholding on certain payments. Other payments to you may be subject to nonresident alien withholding of up to 30%.

  For further information regarding backup and nonresident alien withholding, see Sections 3406, 1441 and 1442 of the Internal Revenue Code and consult your tax adviser.

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GOLDMAN SACHS ASSET
MANAGEMENT
ONE NEW YORK PLAZA
NEW YORK, NEW YORK 10004

GOLDMAN, SACHS & CO.
DISTRIBUTOR
85 BROAD STREET
NEW YORK, NEW YORK 10004

GOLDMAN, SACHS & CO.
TRANSFER AGENT
4900 SEARS TOWER
CHICAGO, ILLINOIS 60606

STATE STREET BANK AND TRUST COMPANY
CUSTODIAN
1776 HERITAGE DRIVE
NORTH QUINCY, MASSACHUSETTS 02171

ARTHUR ANDERSEN LLP
INDEPENDENT PUBLIC ACCOUNTANTS
225 FRANKLIN STREET
BOSTON, MASSACHUSETTS 02110

TOLL FREE (IN U.S.) . . . . . . . . 800-621-2550


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GOLDMAN SACHS

ASSET ALLOCATION PORTFOLIOS

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PROSPECTUS

SERVICE SHARES



GOLDMAN
SACHS

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